UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04416

PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

P N C    F u n d s

I N V E S T M E N T    A B B R E V I A T I O N S    A N D    D E F I N I T I O N S

A u g u s t    3 1 ,    2 0 1 8    ( U n a u d i t e d )

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal

BAN — Bond Anticipation Note

Cl — Class

DAC — Designated Activity Company

DD — Delayed-Delivery Security

DN — Discount Note

ETF — Exchange-Traded Fund

ETM — Escrowed to Maturity

FCPR DLY — Federal Reserve Bank Prime Loan Rate

FEDL01 — U.S. Federal Funds Effective Rate

FRN —

Floating Rate Note. The rate shown is the rate in effect on August 31, 2018, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.

GMTN — Global Multi-Currency Note

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PCL — Public Company Limited

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

SBPA — Standby Bond Purchase Agreement

ULC — Unlimited Liability Corporation

US0001M — ICE LIBOR USD 1 Month

US0003M — ICE LIBOR USD 3 Month

US0012M — ICE LIBOR USD 12 Month

USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield

USISDA05 — USD ICE Swap Rate 11:00 am NY 1

USSW5 — USD Swap Semi 30/360 5 year

VRDN —

Variable Rate Demand Note. The rate shown is the rate in effect on August 31, 2018, and the date shown is the next reset or put date. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description. Certain variable rate demand notes are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 33.2%
Consumer Discretionary — 4.0%
Adtalem Global Education*	59	$3
Amazon.com*	59	119
BorgWarner	416	18
Bright Horizons Family Solutions*	56	7
Burlington Stores*	204	34
Camping World Holdings, Cl A#	304	6
Cavco Industries*	30	7
Churchill Downs	26	7
Comcast, Cl A	663	25
Discovery, Cl A*	613	17
Dorman Products*	131	11
Fox Factory Holding*	251	17
Home Depot	623	125
Hooker Furniture	96	4
Installed Building Products*	144	7
Kohl’s	759	60
LCI Industries	135	13
Lithia Motors, Cl A	150	13
Madison Square Garden, Cl A*	48	14
Marriott International, Cl A	185	23
McDonald’s	515	84
Ollie’s Bargain Outlet Holdings*	112	10
Omnicom Group	536	37
Red Rock Resorts, Cl A	102	3
Texas Roadhouse	77	5
Vail Resorts	73	22
Weight Watchers International*	78	6
Williams-Sonoma#	125	9
Wingstop	94	6
Wyndham Hotels & Resorts	615	35

		747

Consumer Staples — 1.7%
Altria Group	1,334	78
Central Garden & Pet, Cl A*	62	2
Church & Dwight	320	18
Costco Wholesale	79	19
Kimberly-Clark	659	76
McCormick	139	17
PepsiCo	682	76
US Foods Holding*	442	15
WD-40	35	6

		307

Energy — 1.0%
Chevron	353	42
ConocoPhillips	772	57
CVR Energy#	143	5
Matador Resources*	111	4
Occidental Petroleum	827	66
Southwestern Energy*	1,105	6
SRC Energy*	231	2

		182

Financials — 7.5%
Allegiance Bancshares*	70	3
Ameriprise Financial	327	46
AMERISAFE	111	7
Artisan Partners Asset Management, Cl A	197	6
BancorpSouth Bank	174	6

	Number of Shares	Fair Value (000)

Bank of America	3,715	$115
Bank OZK	343	14
BankUnited	95	4
BB&T	877	45
Cathay General Bancorp	108	5
CenterState Bank	84	3
Credit Acceptance*	41	19
Cullen	379	42
Diamond Hill Investment Group*	30	6
E*TRADE Financial*	284	17
FCB Financial Holdings, Cl A*	117	6
First Busey	62	2
First Financial Bancorp	148	5
First Horizon National	213	4
First Merchants	75	4
Guaranty Bancorp	108	3
Hancock Whitney	45	2
Hanover Insurance Group	19	2
Home BancShares	366	8
Huntington Bancshares	5,403	88
JPMorgan Chase	1,306	150
LegacyTexas Financial Group	230	11
Mastercard, Cl A	152	33
Morgan Stanley	1,396	68
National General Holdings	362	10
Old National Bancorp	248	5
Pacific Premier Bancorp*	107	4
PRA Group*	461	17
Principal Financial Group	1,308	72
Provident Financial Services	128	3
Prudential Financial	900	88
Regions Financial	877	17
Renasant	70	3
RLI	185	14
S&P Global	109	23
South State	63	5
SunTrust Banks	1,491	110
Synovus Financial	890	44
T. Rowe Price Group	878	102
U.S. Bancorp	1,308	71
UMB Financial	87	6
United Bankshares	121	5
Veritex Holdings*	133	4
Wells Fargo	849	50
WesBanco	72	3
Wintrust Financial	36	3
WSFS Financial	74	4

		1,387

Healthcare — 4.6%
Abbott Laboratories	733	49
AbbVie	820	79
Amgen	485	97
AMN Healthcare Services*	367	21
Baxter International	422	31
Biogen*	66	23
Cantel Medical	51	5
Catalent*	73	3
Cerus*	516	4
Dyax* (A) (B) Δ	677	1
Eli Lilly	191	20

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Healthcare — continued
Encompass Health	48	$4
ICU Medical*	14	4
Intuitive Surgical*	53	30
Johnson & Johnson	951	128
Ligand Pharmaceuticals*	15	4
Loxo Oncology*	26	4
Medidata Solutions*	30	3
Merck	1,310	90
Neogen*	163	15
Pfizer	2,487	103
PRA Health Sciences*	48	5
Providence Service*	44	3
Retrophin*	180	6
Sarepta Therapeutics*	57	8
Supernus Pharmaceuticals*	111	5
UnitedHealth Group	237	64
Vanda Pharmaceuticals*	215	4
Vericel*	217	3
Vocera Communications*	73	2
WellCare Health Plans*	99	30

		848

Industrials — 4.0%
Alamo Group	107	10
ASGN*	217	20
Barnes Group	50	3
Boeing	263	90
Caterpillar	236	33
Comfort Systems USA	79	5
CSX	397	29
Curtiss-Wright	39	5
Dun & Bradstreet	55	8
Dycom Industries*	78	7
EnerSys	123	10
Exponent	293	15
FedEx	86	21
HEICO	268	24
Honeywell International	510	81
Insperity	152	18
Jacobs Engineering Group	390	28
John Bean Technologies	92	11
KLX*	122	9
Landstar System	32	4
Lockheed Martin	170	55
Moog, Cl A	78	6
MSA Safety	54	5
Northrop Grumman	59	18
Patrick Industries*	154	10
Raytheon	89	18
RBC Bearings*	20	3
Regal Beloit	50	4
REV Group#	344	6
Rexnord*	142	4
Simpson Manufacturing	99	8
TriNet Group*	87	5
UniFirst	20	4
United Technologies	486	64
Universal Forest Products	273	10
Vicor*	60	4
WageWorks*	306	16

	Number of Shares	Fair Value (000)

Waste Management	756	$69
WESCO International*	46	3
Willdan Group*	104	3

		746

Information Technology — 6.1%
Alphabet, Cl A*	66	81
Alteryx, Cl A*	93	5
Apple	865	197
Applied Materials	425	18
Aspen Technology*	30	4
Automatic Data Processing	204	30
Box, Cl A*	130	3
CACI International, Cl A*	17	3
Carbonite*	139	6
CDW	392	34
Cisco Systems	3,064	146
CoreLogic*	78	4
Entegris	91	3
Envestnet*	197	12
ePlus*	115	12
Facebook, Cl A*	392	69
Intel	1,437	70
Lam Research	82	14
Littelfuse	23	5
Match Group*	81	4
Micron Technology*	409	22
Microsoft	987	111
Motorola Solutions	185	24
NCR*	243	7
Paychex	563	41
Qualys*	41	4
RealPage*	189	12
Science Applications International	68	6
Silicon Laboratories*	43	4
Stamps.com*	24	6
Tech Data*	81	6
Texas Instruments	974	110
Total System Services	373	36
Tyler Technologies*	37	9
Virtusa*	46	3
Vishay Intertechnology	167	4
WEX*	50	10

		1,135

Materials — 1.4%
Air Products & Chemicals	209	35
Balchem	113	13
Boise Cascade	95	4
Carpenter Technology	53	3
Celanese, Cl A	518	61
Commercial Metals	102	2
DowDuPont	1,228	86
Eastman Chemical	237	23
HB Fuller	81	5
Innophos Holdings	78	3
Minerals Technologies	50	3
Neenah	93	9
PolyOne	66	3
Silgan Holdings	162	4

		254

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Real Estate — 1.1%
Agree Realty REIT	106	$6
CBRE Group, Cl A*	449	22
CorEnergy Infrastructure Trust REIT	99	4
Essex Property Trust REIT	183	45
Extra Space Storage REIT	563	52
InfraREIT	141	3
PotlatchDeltic REIT	115	5
PS Business Parks REIT	17	2
RE/MAX Holdings, Cl A	180	9
Simon Property Group REIT	223	41
Xenia Hotels & Resorts REIT	293	7

		196

Telecommunication Services — 0.6%
AT&T	1,880	60
Boingo Wireless*	188	6
Cogent Communications Holdings	99	6
Verizon Communications	720	39

		111

Utilities — 1.2%
American Electric Power	549	39
American Water Works	615	54
NextEra Energy	377	64
ONE Gas	63	5
SJW Group	47	3
Xcel Energy	1,047	50

		215
Total Common Stocks (Cost $4,299)		6,128

FOREIGN COMMON STOCKS — 2.9%
Consumer Discretionary — 0.6%
Carnival (Panama)	1,256	77
Ferrari NV (Netherlands)	119	16
Helen of Troy (Bermuda)*	65	8
Stars Group (Canada)*	88	2

		103

Energy — 1.7%
GasLog (Bermuda)	177	3
Royal Dutch Shell PLC, ADR, Cl A
(United Kingdom)	1,348	88
Suncor Energy (Canada)	1,190	49
TOTAL SA, ADR (France)	1,413	89
TransCanada (Canada)	1,808	77

		306

Healthcare — 0.0%
ICON PLC (Ireland)*	18	3

Information Technology — 0.3%
Broadcom (Singapore)	144	32
Cardtronics PLC, Cl A (United Kingdom)*	169	6
Novanta (Canada)*	45	3
TE Connectivity (Switzerland)	244	22

		63

Materials — 0.2%
LyondellBasell Industries NV, Cl A (Netherlands)	366	41

	Number of Shares	Fair Value (000)

Real Estate — 0.1%
Colliers International Group (Canada)	142	$12
FirstService (Canada)	188	16

		28

Total Foreign Common Stocks
(Cost $473)		544

EXCHANGE-TRADED FUNDS — 13.8%
iShares MSCI EAFE Value ETF†	28,153	1,433
SPDR® S&P 500® ETF Trust	3,801	1,103

Total Exchange-Traded Funds
(Cost $2,187)		2,536

MASTER LIMITED PARTNERSHIP — 0.0%
Energy — 0.0%
Hi-Crush Partners LP#	285	3

Total Master Limited Partnership
(Cost $3)		3

MUTUAL FUND — 8.8%
PNC International Growth Fund,
Class I Shares†	107,958	1,618

Total Mutual Fund
(Cost $1,107)		1,618

	Par (000)
ASSET-BACKED SECURITIES — 2.6%
Automotive — 1.6%
BMW Vehicle Owner Trust,
Series 2018-A, Cl A4 2.510%, 06/25/24	$20	20
Fifth Third Auto Trust,
Series 2017-1, Cl A3 1.800%, 02/15/22	25	25
Ford Credit Auto Lease Trust,
Series 2017-B, Cl A2A 1.800%, 06/15/20	20	20
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3 1.390%, 07/15/20	10	10
Ford Credit Auto Owner Trust,
Series 2017-C, Cl A4 2.160%, 03/15/23	15	14
GM Financial Consumer Automobile Receivables Trust,
Series 2018-1, Cl A3 2.320%, 07/18/22	25	25
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4 1.330%, 11/18/22	70	69
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3 1.760%, 08/16/21	60	59
Nissan Auto Receivables Owner Trust,
Series 2017-C, Cl A3 2.120%, 04/18/22	30	29

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A4 2.120%, 02/15/23	$30	$29

		300

Credit Cards — 1.0%
BA Credit Card Trust,
Series 2017-A1, Cl A1 1.950%, 08/15/22	35	35
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Cl A4 1.990%, 07/17/23	50	49
Citibank Credit Card Issuance Trust,
Series 2017-A9, Cl A9 1.800%, 09/20/21	100	99

		183

Total Asset-Backed Securities
(Cost $490)		483

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.6%
Freddie Mac Multifamily Structured Pass Through
Certificates, Series K067, Cl A2 3.194%, 07/25/27	110	109

Total Commercial Mortgage-Backed Security
(Cost $111)		109

CORPORATE BONDS — 16.9%
Automotive — 0.4%
Ford Motor 4.346%, 12/08/26	25	23
General Motors 6.600%, 04/01/36	10	11
General Motors Financial 3.250%, 01/05/23	20	19
Goodyear Tire & Rubber 4.875%, 03/15/27	15	14

		67

Cable — 0.8%
21st Century Fox America 6.900%, 03/01/19	55	56
CBS 4.600%, 01/15/45	10	9
Charter Communications Operating LLC 6.384%, 10/23/35	35	38
NBCUniversal Media LLC 4.375%, 04/01/21	35	36

		139

Consumer Discretionary — 0.5%
Cedar Fair LP 5.375%, 04/15/27	10	10
Hilton Worldwide Finance LLC 4.625%, 04/01/25	15	15
Netflix 4.875%, 04/15/28 144A	30	28
Royal Caribbean Cruises 3.700%, 03/15/28	20	19

	Par (000)	Fair Value (000)

Toll Brothers Finance 4.350%, 02/15/28	$30	$27

		99

Consumer Staples — 0.3%
Kroger 6.150%, 01/15/20	40	42
4.450%, 02/01/47	10	9

		51

Energy — 2.2%
Andeavor 5.375%, 10/01/22	25	25
4.500%, 04/01/48	20	19
BP Capital Markets PLC
3.224%, 04/14/24	40	39
ConocoPhillips 6.500%, 02/01/39	15	19
DCP Midstream Operating LP 5.375%, 07/15/25	25	26
Energy Transfer Partners LP 6.125%, 12/15/45	15	16
4.050%, 03/15/25	15	15
Enterprise Products Operating LLC 2.850%, 04/15/21	25	25
EQT Midstream Partners LP 4.750%, 07/15/23	40	40
HollyFrontier 5.875%, 04/01/26	35	38
Kinder Morgan Energy Partners LP (MTN) 6.950%, 01/15/38	25	29
MPLX LP 4.500%, 04/15/38	15	14
Petroleos Mexicanos 4.250%, 01/15/25	25	23
Phillips 66 4.650%, 11/15/34	15	15
TransCanada PipeLines
6.200%, 10/15/37	10	12
Valero Energy 3.400%, 09/15/26	25	24
Western Gas Partners LP
4.750%, 08/15/28	20	20

		399

Financials — 5.5%
American Express 3.000%, 10/30/24	15	14
Bank of America 6.250%, (C) (D)	25	26
Bank of America (MTN)
4.450%, 03/03/26	30	30
4.200%, 08/26/24	50	50
3.499%, 05/17/22 (C)	20	20
BNY Mellon 3.400%, 05/15/24	20	20
BNY Mellon (MTN) 2.600%, 08/17/20	25	25
Capital One Financial 3.300%, 10/30/24	10	10

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Financials — continued
Caterpillar Financial Services (MTN) 2.100%, 01/10/20	$25	$25
Citigroup 6.250%, (C) (D)	15	16
4.450%, 09/29/27	50	49
2.876%, 07/24/23 (C)	50	49
Credit Suisse AG (GMTN) 5.400%, 01/14/20	30	31
Goldman Sachs Group 3.200%, 02/23/23	40	39
2.350%, 11/15/21	40	39
HSBC Holdings PLC 5.100%, 04/05/21	35	36
John Deere Capital (MTN) 2.150%, 09/08/22	25	24
JPMorgan Chase 6.100%, (C) (D)	20	21
4.625%, (C) (D)	20	19
3.882%, 07/24/38 (C)	35	33
2.400%, 06/07/21	35	34
Morgan Stanley (GMTN) 4.000%, 07/23/25	35	35
2.500%, 04/21/21	45	44
Morgan Stanley (MTN) 4.100%, 05/22/23	20	20
2.625%, 11/17/21	15	15
Royal Bank of Canada 2.100%, 10/14/20	80	78
Royal Bank of Scotland Group PLC 6.000%, 12/19/23	40	42
Santander UK Group Holdings PLC (GMTN) 3.125%, 01/08/21	25	25
Sumitomo Mitsui Financial Group 3.102%, 01/17/23	80	78
Visa 4.150%, 12/14/35	20	21
Wells Fargo 3.069%, 01/24/23	15	15
Wells Fargo (MTN) 4.100%, 06/03/26	15	15
Westpac Banking 5.000%, (C) (D)	15	13

		1,011

Food, Beverage & Tobacco — 0.4%
Anheuser-Busch InBev Finance 4.700%, 02/01/36	40	40
Constellation Brands 3.875%, 11/15/19	20	20
Kraft Heinz Foods 5.200%, 07/15/45	15	15

		75

Healthcare — 0.9%
Allergan Funding SCS 3.450%, 03/15/22	25	25
Amgen 4.400%, 05/01/45	15	14
2.650%, 05/11/22	15	15

	Par (000)	Fair Value (000)

Gilead Sciences 1.850%, 09/20/19	$20	$20
HCA 5.875%, 03/15/22	25	26
Johnson & Johnson 3.550%, 03/01/36	30	29
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	25	25
Teva Pharmaceutical Finance III BV 3.150%, 10/01/26	20	17

		171

Industrials — 1.4%
Cintas No 2 4.300%, 06/01/21	25	26
CNH Industrial Capital LLC 4.375%, 04/05/22	10	10
CNH Industrial NV 4.500%, 08/15/23	30	30
General Electric 4.125%, 10/09/42	15	14
KLX 5.875%, 12/01/22 144A	25	26
Owens-Brockway Glass Container 6.375%, 08/15/25 144A	25	26
PulteGroup 7.875%, 06/15/32	25	28
Spirit AeroSystems 4.600%, 06/15/28	20	20
United Continental Holdings 4.250%, 10/01/22	50	49
United Rentals North America 4.875%, 01/15/28	25	24

		253

Information Technology — 0.2%
VeriSign 4.625%, 05/01/23	35	36

Insurance — 0.7%
AXA Equitable Holdings 5.000%, 04/20/48 144A	10	9
4.350%, 04/20/28 144A	10	10
Berkshire Hathaway Finance 4.250%, 01/15/21	25	26
4.200%, 08/15/48	15	15
MetLife 6.400%, 12/15/36	20	21
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 144A	25	27
XLIT 4.450%, 03/31/25	25	25

		133

Materials — 0.8%
ArcelorMittal 6.250%, 02/25/22	30	32
Huntsman International LLC 4.875%, 11/15/20	55	56
Sherwin-Williams 2.750%, 06/01/22	25	25

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Materials — continued
Yamana Gold 4.950%, 07/15/24	$35	$35

		148

Real Estate — 0.4%
American Campus Communities Operating
Partnership LP 4.125%, 07/01/24	20	20
Spirit Realty LP 4.450%, 09/15/26	30	29
VEREIT Operating Partnership LP 3.950%, 08/15/27	30	29

		78

Retail — 0.6%
CVS Health 4.300%, 03/25/28	10	10
3.500%, 07/20/22	30	30
Hanesbrands 4.625%, 05/15/24 144A	10	10
Penske Automotive Group 5.375%, 12/01/24	25	24
Walmart 5.625%, 04/01/40	10	12
Wolverine World Wide 5.000%, 09/01/26 144A	30	29

		115

Technology — 0.7%
Amphenol 2.550%, 01/30/19	30	30
Apple 3.850%, 05/04/43	25	24
KLA-Tencor 4.125%, 11/01/21	45	46
Microsoft 3.450%, 08/08/36	35	33

		133

Telecommunications — 0.6%
AT&T 5.700%, 03/01/57	15	15
5.250%, 03/01/37	20	20
4.750%, 05/15/46	10	9
Nokia OYJ 3.375%, 06/12/22	10	10
T-Mobile USA 4.500%, 02/01/26	20	19
Verizon Communications 5.250%, 03/16/37	35	37
		110

Transportation — 0.2%
ERAC USA Finance LLC 5.625%, 03/15/42 144A	25	28
FedEx 3.900%, 02/01/35	15	14

		42

	Par (000)	Fair Value (000)

Utilities — 0.3%
Alabama Power 2.450%, 03/30/22	$20	$19
American Electric Power
2.150%, 11/13/20	25	25
Berkshire Hathaway Energy 3.800%, 07/15/48	10	9

		53

Total Corporate Bonds
(Cost $3,143)		3,113

MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	30	34

Total Municipal Bond
(Cost $34)		34
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 9.4%
Federal Home Loan Mortgage Corporation — 0.7%
4.000%, 10/01/43	40	41
4.000%, 10/01/44	76	78

		119

Federal National Mortgage Association — 7.9%
5.500%, 07/01/33	2	2
5.500%, 05/01/35	14	15
5.000%, 08/01/40	50	53
4.500%, 06/01/40	65	68
4.500%, 03/01/41	58	60
4.000%, 12/01/40	58	60
4.000%, 01/01/41	74	76
3.500%, 01/01/26	57	57
3.500%, 10/01/26	39	40
3.500%, 03/01/41	69	69
3.500%, 08/01/42	104	104
3.500%, 02/01/43	85	85
3.500%, 08/01/44	114	114
3.500%, 07/01/46	63	63
3.500%, 12/01/47	48	47
3.000%, 06/01/28	43	43
3.000%, 11/01/42	118	115
3.000%, 04/01/43	88	86
3.000%, 05/01/43	113	110
2.500%, 11/01/27	80	78
2.500%, 12/01/28	38	38
2.500%, 11/01/31	73	71

		1,454

Government National Mortgage Association — 0.8%
4.000%, 09/15/41	56	58
4.000%, 10/20/43	30	31
3.500%, 07/15/42	28	28
3.500%, 12/20/42	38	38

		155

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $1,759)		1,728

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
U.S. TREASURY OBLIGATIONS — 9.8%
U.S. Treasury Bonds — 3.7%
4.500%, 02/15/36	$230	$280
3.750%, 08/15/41	190	214
2.500%, 02/15/45	215	194

		688

U.S. Treasury Inflation-Indexed Bond — 1.1%
0.125%, 07/15/24	202	195

		195

U.S. Treasury Notes — 5.0%
2.500%, 08/15/23	70	69
2.375%, 08/15/24	120	117
2.375%, 05/15/27	20	19
2.250%, 11/15/25	5	5
1.625%, 12/31/19	40	40
1.625%, 08/15/22	40	38
1.625%, 05/15/26	15	14
1.500%, 12/31/18	620	619

		921

Total U.S. Treasury Obligations
(Cost $1,804)		1,804

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.8%
PNC Government Money Market Fund,
Class I Shares 1.810%† (E)	332,845	333

Total Affiliated Money Market Fund
(Cost $333)		333

Total Investments Before Short-Term Investments Purchased with
Collateral from Securities Loaned – 100.0%
(Cost $15,743)		18,433

	Number of Shares	Fair Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES LOANED — 0.1%
Affiliated Money Market Fund — 0.1%
PNC Government Money Market Fund, Class I Shares 1.810%† (E)	18,731	$19

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.840% (E)	2,081	2

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $21)		21

TOTAL INVESTMENTS — 100.1%
(Cost $15,764)		18,454

Liabilities in Excess of Other Assets — (0.1)%		(25)

TOTAL NET ASSETS — 100.0%		$18,429

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $21 (000).
(A)	Illiquid Security. Total value of illiquid securities is $1 (000) and represents less than 0.1% of total net assets as of August 31, 2018.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)

Fixed to floating rate investment. Rate shown is the rate in effect as of period end. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. The table below details the date of the conversion and the floating rate as of that date.

Description	Fixed Rate	Conversion Date	Variable Rate

Bank of America	6.250%	09/05/24	US0003M+3.705%
Bank of America (MTN)	3.499%	05/17/21	US0003M+0.630%
Citigroup	6.250%	08/15/26	US0003M+4.517%
Citigroup	2.876%	07/24/22	US0003M+0.950%
JPMorgan Chase	6.100%	10/01/24	US0003M+3.330%
JPMorgan Chase	4.625%	11/01/22	US0003M+2.580%
JPMorgan Chase	3.882%	07/24/37	US0003M+1.360%
Westpac Banking	5.000%	09/21/27	USISDA05+2.888%

(D)	Perpetual security with no stated maturity date.
(E)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.
144A

 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $193 (000) and represents 1.0% of total net assets as of August 31, 2018.

Δ

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Affiliated Money Market Fund	$333	$–	$–	$333
Asset-Backed Securities	–	483	–	483
Commercial Mortgage- Backed Security	–	109	–	109
Common Stocks	6,127	–	1	6,128
Corporate Bonds	–	3,113	–	3,113
Exchange-Traded Funds	2,536	–	–	2,536
Foreign Common Stocks:
Bermuda	11	–	–	11
Canada	159	–	–	159
France	89	–	–	89
Ireland	3	–	–	3
Netherlands	57	–	–	57
Panama	77	–	–	77
Singapore	32	–	–	32
Switzerland	22	–	–	22
United Kingdom	94	–	–	94
Master Limited Partnership	3	–	–	3
Municipal Bond	–	34	–	34
Mutual Fund	1,618	–	–	1,618
Short-Term Investments Purchased With Collateral From Securities Loaned	21	–	–	21
U.S. Government Agency Mortgage- Backed Obligations	–	1,728	–	1,728
U.S. Treasury Obligations	–	1,804	–	1,804

Total Assets - Investments in Securities	$11,182	$7,271	$1	$18,454

There were no transfers between Levels during the three-month period ended August 31, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P N C  E m e r g i n g  M a r k et s  E q u i t y  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — 96.0%
Consumer Discretionary — 8.1%
AmRest Holdings SE (Poland)*	882	$97
CCC SA (Poland)	1,680	98
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	10,063	105
Gourmet Master (Taiwan)	11,001	79
Hota Industrial Manufacturing (Taiwan)	54,867	223
Naspers, Cl N (South Africa)	545	121
Nokian Renkaat OYJ (Finland)	4,687	193
TAL Education Group, ADR (China)*	2,981	88

		1,004

Consumer Staples — 2.1%
Dino Polska SA (Poland)* 144A	2,398	59
Juhayna Food Industries (Egypt)	108,723	74
Kweichow Moutai, CI A (China)	500	48
Vietnam Dairy Products JSC (Vietnam)	12,150	82

		263

Energy — 6.3%
Anton Oilfield Services Group (China)*	1,015,202	140
CNOOC, ADR (Hong Kong)	1,267	225
Ecopetrol SA, ADR (Colombia)	9,981	226
Tenaris SA, ADR (Italy)	5,755	193

		784

Financials — 20.9%
AIA Group (Hong Kong)	28,600	247
Bank Central Asia Tbk PT (Indonesia)	97,648	164
Bank of China, Cl H (China)	253,000	114
Bank of Georgia Group PLC (Georgia)	2,097	45
China Merchants Bank, Cl H (China)	69,985	269
Commercial International Bank Egypt SAE (Egypt)	34,222	168
Equity Group Holdings (Kenya)	252,497	112
Erste Group Bank AG (Austria)*	5,755	229
First Abu Dhabi Bank PJSC
(United Arab Emirates)	41,150	166
Georgia Capital PLC (Georgia)*	2,097	28
HDFC Bank, ADR (India)	2,710	274
Indiabulls Housing Finance (India)	6,788	121
Muangthai Capital PCL (Thailand)	84,200	107
OTP Bank Nyrt (Hungary)	5,222	192
Pagseguro Digital, Cl A (Brazil)*	2,745	79
Ping An Insurance Group of China, Cl H (China)	29,444	284

		2,599

Healthcare — 16.6%
CSPC Pharmaceutical Group (China)	76,000	192
Dentium (South Korea)	1,522	128
Fleury SA (Brazil)	13,084	83
Hapvida Participacoes e Investimentos SA
(Brazil)* 144A	8,163	52
Integrated Diagnostics Holdings PLC
(Jersey) 144A	28,814	116
Medy-Tox (South Korea)	502	302
NMC Health PLC (United Arab Emirates)	6,598	336
Notre Dame Intermedica Participacoes
SA (Brazil)*	9,593	59
Richter Gedeon Nyrt (Hungary)	8,498	167

	Number of Shares	Fair Value (000)

Samsung Biologics (South Korea)* 144A	698	$290
Sino Biopharmaceutical (China)	166,318	211
Wuxi Biologics Cayman (China)* 144A	13,009	129

		2,065

Industrials — 4.1%
Airports of Thailand PCL (Thailand)	64,200	131
Airtac International Group (Taiwan)	16,299	156
Malaysia Airports Holdings Bhd (Malaysia)	61,400	140
Wizz Air Holdings PLC (Hungary)* 144A	1,947	80

		507

Information Technology — 29.3%
Alibaba Group Holding, ADR (China)*	3,604	631
Chinasoft International (China)*	261,392	187
MercadoLibre (Argentina)	558	191
Samsung Electronics (South Korea)	14,200	617
Samsung SDI (South Korea)	1,923	407
Taiwan Semiconductor Manufacturing (Taiwan)	69,347	581
Tencent Holdings (China)	18,504	795
Yandex NV, Cl A (Russia)*	7,484	241

		3,650

Materials — 2.8%
Southern Copper (Peru)	2,125	92
Vedanta, ADR (India)	10,627	136
Zijin Mining Group, Cl H (China)	304,479	114

		342

Real Estate — 4.9%
Ayala Land (Philippines)	177,500	148
Central Pattana PCL (Thailand)	92,385	233
KWG Group Holdings (Hong Kong)	103,500	111
Yanlord Land Group (Singapore)	110,800	122

		614

Telecommunication Services — 0.9%
Safaricom PLC (Kenya)	419,376	118

Total Foreign Common Stocks
(Cost $9,885)		11,946

AFFILIATED MONEY MARKET FUND — 4.7%
PNC Government Money Market Fund,
Class I Shares 1.810%† (A)	584,526	585

Total Affiliated Money Market Fund
(Cost $585)		585
TOTAL INVESTMENTS — 100.7%
(Cost $10,470)		12,531
Liabilities in Excess of Other Assets — (0.7)%		(82)
TOTAL NET ASSETS — 100.0%		$12,449

See Notes to Schedules of Investments.

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $726 (000) and represents 5.8% of total net assets as of August 31, 2018.

See Notes to Schedules of Investments.

P N C  E m e r g i n g  M a r k et s  E q u i t y  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Affiliated Money Market Fund	$585	$–	$–	$585
Foreign Common Stocks:
Argentina	191	–	–	191
Austria	–	229	–	229
Brazil	378	–	–	378
China	719	2,483	–	3,202
Colombia	226	–	–	226
Egypt	–	242	–	242
Finland	–	193	–	193
Georgia	73	–	–	73
Hong Kong	225	358	–	583
Hungary	–	439	–	439
India	410	121	–	531
Indonesia	–	164	–	164
Italy	193	–	–	193
Jersey	116	–	–	116
Kenya	112	118	–	230
Malaysia	140	–	–	140
Peru	92	–	–	92
Philippines	–	148	–	148
Poland	97	157	–	254
Russia	241	–	–	241
Singapore	–	122	–	122
South Africa	–	121	–	121
South Korea	–	1,744	–	1,744
Taiwan	–	1,039	–	1,039
Thailand	–	471	–	471
United Arab Emirates	–	502	–	502
Vietnam	–	82	–	82

Total Assets - Investments in Securities	$3,798	$8,733	$–	$12,531

There were no securities transferred from Level 1 to Level 2 during the three-month period ended August 31, 2018.

The fair value of securities that were transferred from Level 2 to Level 1 as of August 31, 2018 is $142 (000). The securities were transferred from Level 2 to Level 1 as a result of foreign equities that are valued based on quoted prices as of August 31, 2018. (See Note 2 in Notes to Schedules of Investments).

See Notes to Schedules of Investments.

At August 31, 2018, country diversification of the Fund was as follows:

Country Diversification	% of Total Net Assets	Fair Value (000)

Foreign Common Stocks
China	25.7%	$3,202
South Korea	14.0	1,744
Taiwan	8.3	1,039
Hong Kong	4.7	583
India	4.3	531
United Arab Emirates	4.0	502
Thailand	3.8	471
Hungary	3.5	439
Brazil	3.0	378
Poland	2.0	254
Egypt	2.0	242
Russia	2.0	241
Kenya	1.8	230
Austria	1.8	229
Colombia	1.8	226
Finland	1.6	193
Italy	1.6	193
Argentina	1.5	191
Indonesia	1.3	164
Philippines	1.2	148
Malaysia	1.1	140
Singapore	1.0	122
South Africa	1.0	121
Jersey	1.0	116
Peru	0.7	92
Vietnam	0.7	82
Georgia	0.6	73

Total Foreign Common Stocks	96.0	11,946

Affiliated Money Market Fund	4.7	585

Total Investments	100.7	12,531

Liabilities in Excess of Other Assets	(0.7)	(82)

Total Net Assets	100.0%	$12,449

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    E q u i t y    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — 95.1%
Consumer Discretionary — 15.6%
Bellway PLC (United Kingdom)	340,670	$12,906
Canada Goose Holdings (Canada)*#	97,107	5,911
Cie Generale des Etablissements Michelin (France)	116,100	13,741
Cineworld Group PLC (United Kingdom)	4,298,000	17,327
Compass Group PLC (United Kingdom)	427,324	9,201
Countryside Properties PLC (United Kingdom) 144A	1,244,941	5,437
Dufry AG (Switzerland)*#	20,261	2,508
Duni AB (Sweden)	417,000	5,335
Gourmet Master (Taiwan)	435,038	3,119
Hyundai Mobis (South Korea)	54,100	10,887
Inchcape PLC (United Kingdom)	693,242	6,228
Industria de Diseno Textil SA (Spain)	149,534	4,519
IPSOS (France)	139,472	4,421
Just Eat PLC (United Kingdom)*	455,298	4,533
Kia Motors (South Korea)	371,300	10,693
Lululemon Athletica (Canada)*	74,255	11,504
LVMH Moet Hennessy Louis Vuitton SE (France)	26,174	9,175
Magna International (Canada)	240,892	13,043
Next PLC (United Kingdom)	206,726	14,760
Publicis Groupe SA (France)	237,100	15,161
SEB SA (France)	28,905	5,391
Sony, ADR (Japan)	312,262	17,746
TAL Education Group, ADR (China)*	182,128	5,391
Taylor Wimpey PLC (United Kingdom)	5,931,873	12,904
Vapiano SE (Germany)*# 144A	124,075	2,593
Zalando SE (Germany)* 144A	107,607	5,660
zooplus AG (Germany)*	17,168	2,822

		232,916

Consumer Staples — 5.6%
Anheuser-Busch InBev SA, ADR (Belgium)#	33,684	3,140
Danone SA (France)	121,560	9,573
Davide Campari-Milano SpA (Italy)	774,035	6,853
Greencore Group PLC (Ireland)	5,911,081	13,334
Juhayna Food Industries (Egypt)	6,276,469	4,257
Kao (Japan)	104,172	8,084
KT&G (South Korea)	110,000	9,981
Nestle SA (Switzerland)	123,344	10,340
Reckitt Benckiser Group PLC (United Kingdom)	108,190	9,216
Treasury Wine Estates (Australia)	608,206	8,549

		83,327

Energy — 3.2%
Inpex (Japan)	496,602	5,430
Sasol (South Africa)	419,700	16,439
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	67,498	7,313
Tenaris SA, ADR (Italy)	262,098	8,791
WorleyParsons (Australia)	624,560	9,235

		47,208

Financials — 18.7%
AIA Group (Hong Kong)	1,330,875	11,491
Bancolombia SA (Colombia)	480,300	5,166
Bancolombia SA, ADR (Colombia)	256,900	11,139
Burford Capital (United Kingdom)	443,808	11,493
Cerved Group SpA (Italy)	346,590	3,616

	Number of Shares	Fair Value (000)

Commercial International Bank Egypt SAE (Egypt)	1,739,329	$8,551
DBS Group Holdings (Singapore)	394,003	7,163
DNB ASA (Norway)	843,144	17,141
Equity Group Holdings (Kenya)	13,120,357	5,798
Erste Group Bank AG (Austria)*	196,703	7,834
First Abu Dhabi Bank PJSC (United Arab Emirates)	2,051,271	8,265
Hannover Rueck SE (Germany)	116,100	15,945
HDFC Bank, ADR (India)	128,039	12,967
Muenchener Rueckversicherungs AG (Germany)	70,500	15,188
Nihon M&A Center (Japan)	293,071	7,661
ORIX, ADR (Japan)	92,420	7,387
Ping An Insurance Group of China, Cl H (China)	1,438,509	13,876
Popular (Puerto Rico)	345,300	17,382
Shinhan Financial Group (South Korea)	264,200	10,377
Siam Commercial Bank PCL (Thailand)	3,838,400	17,357
SpareBank 1 SR Bank ASA (Norway)	1,267,853	14,306
Standard Chartered PLC (United Kingdom)	1,464,345	11,937
Sumitomo Mitsui Financial Group, ADR (Japan)	948,650	7,456
Svenska Handelsbanken AB, Cl A (Sweden)	1,315,900	15,956
United Overseas Bank (Singapore)	749,238	14,766

		280,218

Healthcare — 9.3%
Ambu A/S, Cl B (Denmark)	49,404	1,855
Asahi Intecc (Japan)	142,800	5,438
Clinigen Group PLC (United Kingdom)	498,654	6,461
Fleury SA (Brazil)	504,359	3,181
GN Store Nord A/S (Denmark)	138,366	7,193
Grifols SA (Spain)	374,194	11,002
ICON PLC (Ireland)*	67,831	10,108
Ipsen SA (France)	32,601	5,810
Jazz Pharmaceuticals PLC (Ireland)*	42,390	7,245
M3 (Japan)	140,064	6,170
Medicover AB (Sweden)*	433,845	3,866
Medy-Tox (South Korea)	13,358	8,041
NMC Health PLC (United Arab Emirates)	191,905	9,785
Novartis AG (Switzerland)	195,166	16,192
Roche Holding AG (Switzerland)	28,398	7,041
Sysmex (Japan)	88,452	7,670
Teva Pharmaceutical Industries, ADR (Israel)	703,330	16,113
Vitrolife AB (Sweden)	456,791	6,472

		139,643

Industrials — 11.2%
ANDRITZ AG (Austria)	317,400	18,806
Ashtead Group PLC (United Kingdom)	333,267	10,227
Babcock International Group PLC (United Kingdom)	1,583,331	14,655
BBA Aviation PLC (United Kingdom)	2,194,872	8,814
Canadian National Railway (Canada)	47,626	4,234
en-japan (Japan)	175,687	8,244
Epiroc AB, CI A (Sweden)*	477,161	4,957
Hexagon AB, Cl B (Sweden)	140,027	8,315
Kingspan Group PLC (Ireland)	110,893	5,388
Kone OYJ, Cl B (Finland)	288,700	15,587
Loomis AB, Cl B (Sweden)	271,931	8,752
NEL ASA (Norway)*	7,924,109	3,375
Nidec (Japan)	91,348	13,224
Rational AG (Germany)	6,685	5,331

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — continued
Industrials — continued
SMC (Japan)	22,976	$7,655
Thales SA (France)	40,984	5,777
TREVI Finanziaria Industriale SpA (Italy)*#	1,719,170	595
VAT Group AG (Switzerland)* 144A	37,176	4,809
Vinci SA (France)	151,200	14,448
Wizz Air Holdings PLC (Hungary)* 144A	90,559	3,728

		166,921

Information Technology — 14.6%
Alibaba Group Holding, ADR (China)*	82,278	14,399
ASML Holding NV (Netherlands)	71,874	14,738
Broadcom (Singapore)	34,497	7,556
Dassault Systemes SE (France)	32,095	5,208
Infosys, ADR (India)	824,760	17,130
Keyence (Japan)	16,682	9,444
LINE (Japan)*#	247,501	11,293
Mellanox Technologies (Israel)*	44,097	3,669
MercadoLibre (Argentina)	19,594	6,709
Nexon (Japan)*	746,000	9,362
Nintendo, ADR (Japan)	204,643	9,199
Orbotech (Israel)*	108,187	6,922
Samsung Electronics (South Korea)	333,737	14,508
Samsung SDI (South Korea)	26,199	5,549
SAP SE, ADR (Germany)	89,883	10,763
SK Hynix (South Korea)	91,800	6,846
STMicroelectronics NV (Netherlands)#	176,807	3,658
Temenos AG (Switzerland)*	44,933	8,110
Tencent Holdings (China)	427,538	18,379
Venture (Singapore)	465,617	6,147
Wirecard AG (Germany)	93,618	20,821
WiseTech Global (Australia)	1,488	23
Worldline SA (France)* 144A	125,177	7,641

		218,074

Materials — 9.1%
Agnico Eagle Mines (Canada)#	264,805	9,141
BASF SE (Germany)	152,900	14,129
BHP Billiton PLC, ADR (United Kingdom)	338,900	14,512
CRH PLC, ADR (Ireland)	214,298	7,097
Imerys SA (France)	190,152	13,667
LANXESS AG (Germany)	185,800	14,594
Linde AG (Germany)	62,900	14,321
Methanex (Canada)#	241,100	17,592
Solvay SA (Belgium)	114,512	15,247
Yara International ASA (Norway)	353,100	16,247

		136,547

Real Estate — 2.1%
Central Pattana PCL (Thailand)	2,191,075	5,522
Grand City Properties SA (Luxembourg)	227,799	6,216
Nexity SA (France)	86,851	5,308
Tateru (Japan)#	237,200	3,424
VIB Vermoegen AG (Germany)	123,341	3,336
Yanlord Land Group (Singapore)	6,524,297	7,230

		31,036

Telecommunication Services — 4.7%
Deutsche Telekom AG (Germany)*	932,393	15,036
Freenet AG (Germany)	543,019	14,438
KDDI (Japan)	537,700	14,217

	Number of Shares	Fair Value (000)

LG Uplus (South Korea)	903,900	$12,745
Safaricom PLC (Kenya)	21,941,321	6,158
SoftBank Group (Japan)	81,511	7,547

		70,141

Utilities — 1.0%
Kansai Electric Power (Japan)	1,077,500	15,415

		15,415

Total Foreign Common Stocks (Cost $1,168,455)		1,421,446

AFFILIATED MONEY MARKET FUND — 4.7%
PNC Government Money Market Fund, Class I Shares 1.810%† (A)	70,414,750	70,415

Total Affiliated Money Market Fund (Cost $70,415)		70,415

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.8% (Cost $1,238,870)		1,491,861
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.9%

Affiliated Money Market Fund — 1.7%
PNC Government Money Market Fund, Class I Shares 1.810%† (A)	25,338,998	25,339
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.840% (A)	2,815,444	2,815

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $28,154)		28,154
TOTAL INVESTMENTS — 101.7%
(Cost $1,267,024)		1,520,015
Liabilities in Excess of Other Assets — (1.7)%		(25,733)
TOTAL NET ASSETS — 100.0%		$1,494,282

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $25,935 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $29,868 (000) and represents 2.0% of total net assets as of August 31, 2018.

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    E q u i t y    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:
Affiliated Money Market Fund	$70,415	$–	$–	$70,415
Foreign Common Stocks:
Argentina	6,709	–	–	6,709
Australia	–	17,807	–	17,807
Austria	–	33,953	–	33,953
Belgium	3,140	15,247	–	18,387
Brazil	3,181	–	–	3,181
Canada	61,425	–	–	61,425
China	19,790	32,255	–	52,045
Colombia	16,305		–	16,305
Denmark	–	9,048	–	9,048
Egypt	–	12,808	–	12,808
Finland	–	15,587	–	15,587
France	–	115,321	–	115,321
Germany	14,099	140,878	–	154,977
Hong Kong	–	11,491	–	11,491
Hungary	–	3,728	–	3,728
India	30,097	–	–	30,097
Ireland	43,172	–	–	43,172
Israel	26,704	–	–	26,704
Italy	9,386	10,469	–	19,855
Japan	41,788	140,278	–	182,066
Kenya	5,798	6,158	–	11,956
Luxembourg	–	6,216	–	6,216
Netherlands	18,396	–	–	18,396
Norway	–	51,069	–	51,069
Puerto Rico	17,382	–	–	17,382
Singapore	7,556	35,306	–	42,862
South Africa	–	16,439	–	16,439
South Korea	20,868	68,759	–	89,627
Spain	–	15,521	–	15,521
Sweden	14,158	39,495	–	53,653
Switzerland	–	49,000	–	49,000
Taiwan	–	3,119	–	3,119
Thailand	–	22,879	–	22,879
United Arab Emirates	–	18,050	–	18,050
United Kingdom	14,512	156,099	–	170,611
Short-Term Investments Purchased With Collateral From Securities Loaned	28,154	–	–	28,154

Total Assets - Investments in Securities	$473,035	$1,046,980	$–	$1,520,015

There were no securities transferred from Level 1 to Level 2 during the three-month period ended August 31, 2018.

The fair value of securities that were transferred from Level 2 to Level 1 as of August 31, 2018 is $10,887 (000). The securities were transferred from Level 2 to Level 1 as a result of foreign equities that are valued based on quoted prices as of August 31, 2018. (See Note 2 in Notes to Schedules of Investments).

See Notes to Schedules of Investments.

At August 31, 2018, country diversification of the Fund was as follows:

Country Diversification	% of Total Net Assets	Fair Value (000)

Foreign Common Stocks
Japan	12.2%	$182,066
United Kingdom	11.4	170,611
Germany	10.4	154,977
France	7.7	115,321
South Korea	6.0	89,627
Canada	4.1	61,425
Sweden	3.6	53,653
China	3.5	52,045
Norway	3.4	51,069
Switzerland	3.3	49,000
Ireland	2.9	43,172
Singapore	2.9	42,862
Austria	2.3	33,953
India	2.0	30,097
Israel	1.8	26,704
Thailand	1.5	22,879
Italy	1.3	19,855
Netherlands	1.2	18,396
Belgium	1.2	18,387
United Arab Emirates	1.2	18,050
Australia	1.2	17,807
Puerto Rico	1.2	17,382
South Africa	1.1	16,439
Colombia	1.1	16,305
Finland	1.0	15,587
Spain	1.0	15,521
Egypt	1.0	12,808
Kenya	0.8	11,956
Hong Kong	0.8	11,491
Denmark	0.6	9,048
Argentina	0.4	6,709
Luxembourg	0.4	6,216
Hungary	0.2	3,728
Brazil	0.2	3,181
Taiwan	0.2	3,119

Total Foreign Common Stocks	95.1	1,421,446

Affiliated Money Market Fund	4.7	70,415

Total Investments Before Collateral for Loaned Securities	99.8	1,491,861
Short-Term Investments Purchased With Collateral From Securities Loaned	1.9	28,154

Total Investments	101.7	1,520,015

Liabilities in Excess of Other Assets	(1.7)	(25,733)

Total Net Assets	100.0%	$1,494,282

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    G r o w t h    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — 96.7%
Consumer Discretionary — 13.3%
Canada Goose Holdings (Canada)*	882	$54
Compass Group PLC (United Kingdom)	3,686	79
Countryside Properties PLC (United Kingdom) 144A	10,466	46
Dufry AG (Switzerland)*	185	23
Gourmet Master (Taiwan)	3,833	27
Industria de Diseno Textil SA (Spain)	1,323	40
Just Eat PLC (United Kingdom)*	4,207	42
Lululemon Athletica (Canada)*	657	102
LVMH Moet Hennessy Louis Vuitton SE (France)	229	80
SEB SA (France)	252	47
Sony, ADR (Japan)	2,834	161
TAL Education Group, ADR (China)*	1,578	47
Vapiano SE (Germany)* 144A	1,093	23
Zalando SE (Germany)* 144A	928	49
zooplus AG (Germany)*	146	24

		844

Consumer Staples — 8.0%
Anheuser-Busch InBev SA, ADR (Belgium)#	270	25
Danone SA (France)	985	78
Davide Campari-Milano SpA (Italy)	7,198	64
Juhayna Food Industries (Egypt)	53,292	36
Kao (Japan)	856	66
Nestle SA (Switzerland)	1,038	87
Reckitt Benckiser Group PLC (United Kingdom)	935	80
Treasury Wine Estates (Australia)	5,156	72

		508

Energy — 2.9%
Inpex (Japan)	4,275	47
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	567	61
Tenaris SA, ADR (Italy)	2,196	74

		182

Financials — 15.4%
AIA Group (Hong Kong)	11,243	97
Burford Capital (United Kingdom)	3,755	97
Cerved Group SpA (Italy)	3,159	33
Commercial International Bank Egypt SAE (Egypt)	15,325	75
DBS Group Holdings (Singapore)	3,400	62
Equity Group Holdings (Kenya)	112,999	50
Erste Group Bank AG (Austria)*	1,626	65
First Abu Dhabi Bank PJSC (United Arab Emirates)	18,073	73
HDFC Bank, ADR (India)	1,081	109
Nihon M&A Center (Japan)	2,687	70
ORIX, ADR (Japan)	795	64
Ping An Insurance Group of China, Cl H (China)	12,213	118
Sumitomo Mitsui Financial Group, ADR (Japan)	8,093	64

		977

Healthcare — 14.5%
Ambu A/S, Cl B (Denmark)	426	16
Asahi Intecc (Japan)	1,200	46
Clinigen Group PLC (United Kingdom)	4,188	54
Fleury SA (Brazil)	4,360	28

	Number of Shares	Fair Value (000)

GN Store Nord A/S (Denmark)	1,205	$63
Grifols SA (Spain)	3,125	92
ICON PLC (Ireland)*	573	85
Ipsen SA (France)	278	50
Jazz Pharmaceuticals PLC (Ireland)*	356	61
M3 (Japan)	1,208	53
Medicover AB (Sweden)*	3,737	33
Medy-Tox (South Korea)	112	67
NMC Health PLC (United Arab Emirates)	1,723	88
Roche Holding AG (Switzerland)	238	59
Sysmex (Japan)	732	63
Vitrolife AB (Sweden)	4,033	57

		915

Industrials — 11.5%
Ashtead Group PLC (United Kingdom)	2,886	88
Canadian National Railway (Canada)	427	38
en-japan (Japan)	1,552	73
Epiroc AB, CI A (Sweden)*	4,023	42
Hexagon AB, Cl B (Sweden)	1,202	71
Kingspan Group PLC (Ireland)	942	46
NEL ASA (Norway)*	67,393	29
Nidec (Japan)	771	111
Rational AG (Germany)	55	44
SMC (Japan)	194	65
Thales SA (France)	349	49
VAT Group AG (Switzerland)* 144A	310	40
Wizz Air Holdings PLC (Hungary)* 144A	722	30

		726

Information Technology — 22.9%
Alibaba Group Holding, ADR (China)*	690	121
ASML Holding NV (Netherlands)	588	121
Broadcom (Singapore)	299	65
Dassault Systemes SE (France)	294	48
Keyence (Japan)	140	79
LINE (Japan)*	2,016	92
Mellanox Technologies (Israel)*	385	32
MercadoLibre (Argentina)	161	55
Nintendo, ADR (Japan)	1,739	78
Orbotech (Israel)*	899	58
Samsung SDI (South Korea)	230	49
SAP SE, ADR (Germany)	781	93
STMicroelectronics NV (Netherlands)	1,506	31
Temenos AG (Switzerland)*	382	69
Tencent Holdings (China)	3,779	162
Venture (Singapore)	3,773	50
Wirecard AG (Germany)	808	180
WiseTech Global (Australia)	13	–
Worldline SA (France)* 144A	1,083	66

		1,449

Materials — 2.1%
Agnico Eagle Mines (Canada)	2,261	78
CRH PLC, ADR (Ireland)	1,751	58

		136

Real Estate — 4.2%
Central Pattana PCL (Thailand)	18,269	46
Grand City Properties SA (Luxembourg)	2,094	57
Nexity SA (France)	754	46

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)
FOREIGN COMMON STOCKS — continued
Real Estate — continued
Tateru (Japan)#	2,100	$30
VIB Vermoegen AG (Germany)	1,086	30
Yanlord Land Group (Singapore)	53,516	59

		268

Telecommunication Services — 1.9%
Safaricom PLC (Kenya)	193,314	54
SoftBank Group (Japan)	710	66

		120

Total Foreign Common Stocks (Cost $4,414)		6,125

AFFILIATED MONEY MARKET FUND — 4.0%
PNC Government Money Market Fund, Class I Shares 1.810%† (A)	254,696	255

Total Affiliated Money Market Fund (Cost $255)		255

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.7% (Cost $4,669)		6,380

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.7%

Affiliated Money Market Fund — 0.6%
PNC Government Money Market Fund, Class I Shares 1.810%† (A)	39,092	39

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.840% (A)	4,344	4

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $43)		43

TOTAL INVESTMENTS — 101.4%
(Cost $4,712)		6,423

Liabilities in Excess of Other Assets — (1.4)%		(90)

TOTAL NET ASSETS — 100.0%		$6,333

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $41 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $254 (000) and represents 4.0% of total net assets as of August 31, 2018.

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    G r o w t h    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:
Affiliated Money Market Fund	$255	$–	$–	$255
Foreign Common Stocks:
Argentina	55	–	–	55
Australia	–	72	–	72
Austria	–	126	–	126
Belgium	25	–	–	25
Brazil	28	–	–	28
Canada	272	–	–	272
China	168	280	–	448
Denmark	–	79	–	79
Egypt	–	111	–	111
France	–	464	–	464
Germany	124	319	–	443
Hong Kong	–	97	–	97
Hungary	–	30	–	30
India	109	–	–	109
Ireland	250	–	–	250
Israel	90	–	–	90
Italy	74	97	–	171
Japan	366	862	–	1,228
Kenya	50	54	–	104
Luxembourg	–	57	–	57
Netherlands	152	–	–	152
Norway	–	29	–	29
Singapore	65	171	–	236
South Korea	–	116	–	116
Spain	–	132	–	132
Sweden	74	129	–	203
Switzerland	–	278	–	278
Taiwan	–	27	–	27
Thailand	–	46	–	46
United Arab Emirates	–	161	–	161
United Kingdom	–	486	–	486
Short-Term Investments Purchased With Collateral From Securities Loaned	43	–	–	43

Total Assets - Investments in Securities	$2,200	$4,223	$–	$6,423

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

At August 31, 2018, country diversification of the Fund was as follows:

Country Diversification	% of Total Net Assets	Fair Value (000)

Foreign Common Stocks
Japan	19.4%	$1,228
United Kingdom	7.7	486
France	7.3	464
China	7.1	448
Germany	7.0	443
Switzerland	4.4	278
Canada	4.3	272
Ireland	4.0	250
Singapore	3.7	236
Sweden	3.2	203
Italy	2.7	171
United Arab Emirates	2.5	161
Netherlands	2.4	152
Spain	2.1	132
Austria	2.0	126
South Korea	1.8	116
Egypt	1.8	111
India	1.7	109
Kenya	1.6	104
Hong Kong	1.5	97
Israel	1.4	90
Denmark	1.3	79
Australia	1.1	72
Luxembourg	0.9	57
Argentina	0.9	55
Thailand	0.7	46
Hungary	0.5	30
Norway	0.5	29
Brazil	0.4	28
Taiwan	0.4	27
Belgium	0.4	25

Total Foreign Common Stocks	96.7	6,125

Affiliated Money Market Fund	4.0	255

Total Investments Before Collateral for Loaned Securities	100.7	6,380
Short-Term Investments Purchased With Collateral From Securities Loaned	0.7	43

Total Investments	101.4	6,423

Liabilities in Excess of Other Assets	(1.4)	(90)

Total Net Assets	100.0%	$6,333

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  A l l  C a p  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 96.6%
Consumer Discretionary — 20.6%
AMC Networks, Cl A*	715	$45
American Axle & Manufacturing Holdings*	2,858	51
Asbury Automotive Group*	643	48
AutoZone*	66	51
Best Buy	602	48
Big Lots	1,054	45
BorgWarner	1,032	45
Boyd Gaming	1,308	48
Burlington Stores*	297	50
CarMax*	615	48
Carter’s	409	43
Columbia Sportswear	496	45
Comcast, Cl A	1,343	50
D.R. Horton	1,116	50
Darden Restaurants	418	48
Dave & Buster’s Entertainment*	928	54
Deckers Outdoor*	389	47
Delphi Technologies PLC (Jersey)	988	35
Discovery, Cl A*	1,586	44
Fiat Chrysler Automobiles NV (Netherlands)*	2,421	41
General Motors	1,114	40
Gentex	1,978	46
KB Home	1,780	44
Lear	247	40
Magna International (Canada)	805	44
MarineMax*	2,427	55
MCBC Holdings*	1,546	43
MDC Holdings	1,503	48
Meritage Homes*	1,055	45
Norwegian Cruise Line Holdings (Bermuda)*	947	51
Nutrisystem	1,190	44
Ollie’s Bargain Outlet Holdings*	619	54
Omnicom Group	592	41
Party City Holdco*	2,837	44
Penn National Gaming*	1,348	46
Penske Automotive Group	946	50
PulteGroup	1,593	44
Royal Caribbean Cruises (Liberia)	433	53
Stoneridge*	1,260	38
TopBuild*	584	36
Ulta Beauty*	188	49

		1,891

Consumer Staples — 1.8%
Kellogg	648	47
Performance Food Group*	1,215	40
Tyson Foods, Cl A	652	41
US Foods Holding*	1,191	39

		167

Energy — 4.6%
Baker Hughes, a GE co.	1,371	45
Carrizo Oil & Gas*	1,613	39
Chesapeake Energy*	8,718	39
Enbridge (Canada)	1,287	44
Equinor ASA, ADR (Norway)	1,718	44
Mammoth Energy Services	1,260	35
McDermott International (Panama)*	2,283	44
Occidental Petroleum	541	43
Peabody Energy	1,015	42

	Number of Shares	Fair Value (000)

TransCanada (Canada)	1,063	$45

		420

Financials — 23.0%
Aflac	1,067	49
American Financial Group	426	47
Associated Banc-Corp	1,639	45
Bank of America	1,575	49
BankUnited	1,096	42
BNY Mellon	850	44
Cadence BanCorp	1,575	44
Canadian Imperial Bank of Commerce (Canada)	512	48
CenterState Bank	1,492	46
Citizens Financial Group	1,111	46
City Holding	595	48
Credicorp (Bermuda)	204	44
Curo Group Holdings*	1,816	56
E*TRADE Financial*	733	43
Enterprise Financial Services	837	47
Essent Group (Bermuda)*	1,254	54
Evercore, Cl A	426	45
FactSet Research Systems	229	53
FCB Financial Holdings, Cl A*	752	39
First BanCorp (Puerto Rico)*	5,797	51
First Commonwealth Financial	2,880	48
First Financial Bancorp	1,450	46
First Merchants	966	46
Franklin Financial Network*	1,189	46
Granite Point Mortgage Trust REIT	2,422	46
Guaranty Bancorp	1,507	47
Houlihan Lokey	878	41
Manulife Financial (Canada)	2,537	46
MB Financial	962	47
Morgan Stanley	935	46
National Bank Holdings, Cl A	1,162	47
NMI Holdings, Cl A*	2,723	59
OceanFirst Financial	1,502	44
OneMain Holdings*	1,351	50
Peoples Bancorp	1,192	43
Principal Financial Group	852	47
Raymond James Financial	525	49
Regions Financial	2,445	48
Royal Bank of Canada (Canada)	607	48
Sun Life Financial (Canada)	1,145	45
SunTrust Banks	687	51
Synovus Financial	850	43
Torchmark	556	49
Toronto-Dominion Bank (Canada)	796	48
Zions Bancorporation	855	46

		2,116

Healthcare — 6.2%
AbbVie	475	46
Amgen	246	49
AMN Healthcare Services*	784	46
Baxter International	612	45
Centene*	365	53
CVS Health	714	54
Encompass Health	666	54
HCA Healthcare	438	59
Medpace Holdings*	1,048	63

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Healthcare — continued
Prestige Consumer Healthcare*	1,176	$45
WellCare Health Plans*	184	56

		570

Industrials — 12.2%
Air Lease	1,063	49
Allison Transmission Holdings	1,131	56
BMC Stock Holdings*	2,156	48
Boeing	140	48
Continental Building Products*	1,436	54
Copa Holdings SA, CI A (Panama)	479	38
Daseke*	4,571	41
EMCOR Group	572	46
Equifax	358	48
Hawaiian Holdings	1,253	52
Hexcel	697	46
ICF International	637	52
Insperity	481	58
L3 Technologies	236	50
NCI Building Systems*	2,140	36
Northrop Grumman	146	44
Patrick Industries*	781	50
Quanta Services*	1,358	47
Tetra Tech	786	55
TransUnion	631	47
Triton International (Bermuda)	1,513	57
United Rentals*	306	48
Waste Management	546	50

		1,120

Information Technology — 17.0%
Adobe Systems*	188	50
Advanced Energy Industries*	779	46
Applied Materials	997	43
Axcelis Technologies*	2,304	47
Booz Allen Hamilton Holding	1,038	53
Broadridge Financial Solutions	394	53
CACI International, Cl A*	268	52
Care.com*	2,165	42
Entegris	1,310	44
Etsy*	1,069	52
Euronet Worldwide*	541	53
Facebook, Cl A*	231	41
First Data, Cl A*	2,162	56
Ichor Holdings (Cayman Islands)*	2,199	57
Intel	902	44
KLA-Tencor	437	51
Lam Research	264	46
Littelfuse	199	44
Micron Technology*	868	46
MKS Instruments	482	45
Momo, ADR (Cayman Islands)*	1,017	47
NVIDIA	187	52
ON Semiconductor*	2,027	43
Rudolph Technologies*	1,549	43
Science Applications International	550	50
Skyworks Solutions	452	41
SolarEdge Technologies*	876	42
TE Connectivity (Switzerland)	505	46
Texas Instruments	414	47

	Number of Shares	Fair Value (000)

Travelport Worldwide (Bermuda)	2,492	$46
TTM Technologies*	2,550	48
Ultra Clean Holdings*	2,824	43
Vishay Intertechnology	1,951	46

		1,559

Materials — 9.8%
Alcoa*	972	43
ArcelorMittal (Luxembourg)	1,548	47
Ardagh Group SA (Luxembourg)	2,701	43
Celanese, Cl A	408	48
Chemours	1,026	45
Eastman Chemical	453	44
Hudbay Minerals (Canada)	8,363	39
IAMGOLD (Canada)*	7,869	32
Kinross Gold (Canada)*	12,306	37
Kraton*	958	45
Louisiana-Pacific	1,677	49
Norbord (Canada)	1,113	43
Orion Engineered Carbons SA (Luxembourg)	1,481	53
Steel Dynamics	984	45
Teck Resources, Cl B (Canada)	1,818	41
Ternium SA, ADR (Luxembourg)	1,304	37
Trinseo SA (Luxembourg)	610	47
United States Steel	1,304	39
Vale SA, ADR (Brazil)	3,590	47
Venator Materials PLC (United Kingdom)*	2,775	34
Warrior Met Coal	1,708	41

		899

Real Estate — 0.4%
Realogy Holdings	1,973	42

Utilities — 1.0%
CenterPoint Energy	1,639	46
ONE Gas	604	47

		93
Total Common Stocks (Cost $8,346)		8,877

MASTER LIMITED PARTNERSHIPS — 3.1%
Energy — 3.1%
Antero Midstream Partners LP	1,519	44
CNX Midstream Partners LP	2,445	48
Dominion Energy Midstream Partners LP	3,321	55
EQT GP Holdings LP	1,948	41
EQT Midstream Partners LP	880	50
Phillips 66 Partners LP	896	46

		284

Total Master Limited Partnerships (Cost $277)		284

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  A l l  C a p  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)

AFFILIATED MONEY MARKET FUND — 0.6%
PNC Government Money Market Fund, Class I Shares 1.810%† (A)	53,452	$53

Total Affiliated Money Market Fund (Cost $ 53)		53

TOTAL INVESTMENTS — 100.3% (Cost $ 8,676)		9,214

Liabilities in Excess of Other Assets — (0.3)%		(28)

TOTAL NET ASSETS — 100.0%		$9,186

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$53	$–	$–	$53

Common Stocks	8,877	–	–	8,877

Master Limited Partnerships	284	–	–	284

Total Assets - Investments in Securities	$9,214	$–	$–	$9,214

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  L a r g e  C a p  G r o w t h  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 97.0%
Consumer Discretionary — 22.0%
Amazon.com*	1,179	$2,373
AMC Networks, Cl A*	3,739	235
AutoZone*	1,092	837
Best Buy	20,012	1,592
Booking Holdings*	996	1,944
Burlington Stores*	3,202	539
Cable One	316	265
CarMax*	6,625	517
Carter’s	2,112	224
Columbia Sportswear	2,567	233
D.R. Horton	18,183	809
Darden Restaurants	6,906	801
Domino’s Pizza	1,725	515
Dunkin’ Brands Group	3,378	246
Gentex	9,518	223
Lear	2,616	424
Lennar, Cl A	14,232	735
Lululemon Athletica (Canada)*	5,943	921
Marriott International, Cl A	11,908	1,506
NVR*	164	438
Omnicom Group	9,398	652
PulteGroup	17,163	480
Ross Stores	17,635	1,689
ServiceMaster Global Holdings*	4,331	261
Sirius XM Holdings#	220,046	1,562
Tiffany	5,637	691
TJX	21,061	2,316
Ulta Beauty*	3,090	803
Vail Resorts	1,799	536

		24,367

Consumer Staples — 3.9%
Constellation Brands, Cl A	6,459	1,345
Estee Lauder, Cl A	10,528	1,475
Kellogg	21,540	1,546

		4,366

Energy — 1.9%
Anadarko Petroleum	20,396	1,314
Cheniere Energy*	11,419	764

		2,078

Financials — 8.4%
Capital One Financial	16,233	1,609
E*TRADE Financial*	12,023	708
East West Bancorp	7,368	467
Evercore, Cl A	2,201	234
FactSet Research Systems	1,183	271
OneMain Holdings*	6,989	256
Progressive	25,413	1,716
Raymond James Financial	5,423	505
Santander Consumer USA Holdings	12,241	264
SVB Financial Group*	2,551	823
Synovus Financial	4,396	220
Visa, Cl A	15,126	2,222

		9,295

Healthcare — 16.6%
AbbVie	21,676	2,080
Align Technology*	4,365	1,687

	Number of Shares	Fair Value (000)

Amgen	10,940	$2,186
Baxter International	20,457	1,521
Centene*	12,079	1,769
Edwards Lifesciences*	10,320	1,489
Eli Lilly	23,486	2,481
Encompass Health	3,431	280
HCA Healthcare	14,777	1,982
Intuitive Surgical*	4,153	2,326
WellCare Health Plans*	1,987	601

		18,402

Industrials — 13.2%
Allison Transmission Holdings	5,849	291
Boeing	5,974	2,048
Copart*	8,716	561
CoStar Group*	1,783	788
Equifax	5,871	787
HEICO	6,478	587
Hexcel	3,537	234
Ingersoll-Rand PLC (Ireland)	16,866	1,708
Lockheed Martin	6,800	2,179
Northrop Grumman	6,516	1,945
TransUnion	10,364	780
United Rentals*	3,240	505
Waste Management	18,637	1,694
XPO Logistics*	4,845	516

		14,623

Information Technology — 29.1%
Adobe Systems*	8,290	2,185
Advanced Micro Devices*	48,375	1,218
Alphabet, Cl A*	1,782	2,195
Alphabet, Cl C*	1,802	2,195
Applied Materials	43,732	1,881
Automatic Data Processing	14,978	2,198
Booz Allen Hamilton Holding	5,370	275
Broadridge Financial Solutions	6,467	874
CDW	5,954	521
Citrix Systems*	7,109	811
Facebook, Cl A*	10,210	1,794
First Data, Cl A*	23,292	599
Fortinet*	7,795	653
Littelfuse	1,029	230
Maxim Integrated Products	12,655	765
Micron Technology*	37,953	1,993
MKS Instruments	2,491	231
Motorola Solutions	12,846	1,649
NetApp	19,412	1,685
NVIDIA	8,327	2,337
ON Semiconductor*	21,839	466
Paychex	22,082	1,618
Texas Instruments	18,296	2,057
VeriSign*	5,380	853
VMware, CI A*	5,069	777
Zebra Technologies, Cl A*	1,582	272

		32,332

Materials — 1.9%
Celanese,ClA	6,691	782
Chemours	5,280	230
Steel Dynamics	10,513	481

See Notes to Schedules of Investments.

P NC  M u l t i - F a c t o r  L a r g e  C a p  G r o w t h  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Materials — continued
Westlake Chemical	6,951	$657

		2,150

Total Common Stocks (Cost $91,349)		107,613

EXCHANGE-TRADED FUND — 1.0%
iShares Russell 1000 Growth ETF†	7,278	1,132

Total Exchange-Traded Fund (Cost $954)		1,132

AFFILIATED MONEY MARKET FUND — 2.0%
PNC Government Money Market Fund, Class I Shares 1.810%† (A)	2,238,460	2,238

Total Affiliated Money Market Fund (Cost $2,238)		2,238

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.0% (Cost $94,541)		110,983

	Number of Shares	Fair Value (000)

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.4%
Affiliated Money Market Fund — 1.3%
PNC Government Money Market Fund, Class I Shares 1.810%† (A)	1,421,145	$1,421

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.840% (A)	157,905	158

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $1,579)		1,579

TOTAL INVESTMENTS — 101.4% (Cost $96,120)		112,562

Liabilities in Excess of Other Assets — (1.4)%		(1,557)

TOTAL NET ASSETS — 100.0%		$111,005

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,546 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$2,238	$–	$–	$2,238

Common Stocks	107,613	–	–	107,613

Exchange-Traded Fund	1,132	–	–	1,132

Short-Term Investments Purchased With Collateral From Securities Loaned	1,579	–	–	1,579

Total Assets - Investments in Securities	$112,562	$–	$–	$112,562

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P NC  M u l t i - F a c t o r  L a r g e  C a p  V a l u e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 97.3%
Consumer Discretionary — 12.1%
AutoZone*	1,854	$1,422
BorgWarner	14,242	623
Carnival (Panama)	22,119	1,360
Columbia Sportswear	4,484	407
Comcast, Cl A	51,534	1,906
Dick’s Sporting Goods	5,324	199
Discovery, Cl A*#	21,773	606
General Motors	41,758	1,505
Gentex	18,652	436
Lear	3,327	540
Macy’s	16,371	598
Michaels*	10,179	173
Norwegian Cruise Line Holdings (Bermuda)*	12,748	684
Omnicom Group	16,481	1,143
Penske Automotive Group	4,349	229
PulteGroup	21,874	611
Royal Caribbean Cruises (Liberia)	12,124	1,486

		13,928

Consumer Staples — 3.4%
Ingredion	5,557	562
Kellogg	18,162	1,304
Pinnacle Foods	6,293	418
Post Holdings*	4,735	460
Tyson Foods, Cl A	18,276	1,148

		3,892

Energy — 2.9%
Baker Hughes, a GE co.	18,820	620
Centennial Resource Development, CI A*	10,579	204
Chesapeake Energy*	37,804	167
Cimarex Energy	6,144	519
CNX Resources*	11,385	181
HollyFrontier	9,258	690
Newfield Exploration*	13,465	367
PBF Energy, Cl A	4,654	242
Whiting Petroleum*	7,694	392

		3,382

Financials — 36.5%
Aflac	39,126	1,809
AGNC Investment REIT	33,173	631
Allstate	18,440	1,854
Ally Financial	23,359	628
American Financial Group	5,772	643
Annaly Capital Management REIT	62,373	662
Associated Banc-Corp	7,512	205
Athene Holding, Cl A (Bermuda)*	8,735	434
AXA Equitable Holdings	30,623	703
Bank of America	59,469	1,839
Bank OZK	9,301	376
BankUnited	5,183	201
BB&T	33,242	1,717
BNY Mellon	31,037	1,619
Capital One Financial	18,445	1,828
Chimera Investment REIT	11,653	217
Citizens Financial Group	31,640	1,302
CNA Financial	13,581	610
Credit Acceptance*	1,157	528
Cullen	3,747	415

	Number of Shares	Fair Value (000)

Discover Financial Services	17,959	$1,403
E*TRADE Financial*	20,469	1,205
Huntington Bancshares	84,213	1,365
KeyCorp	64,175	1,352
Lincoln National	9,894	649
MetLife	38,302	1,758
Morgan Stanley	34,852	1,702
New Residential Investment REIT	22,640	420
OneMain Holdings*	5,831	214
People’s United Financial	23,909	443
Principal Financial Group	23,775	1,312
Prudential Financial	18,012	1,770
Raymond James Financial	6,873	639
Regions Financial	69,873	1,360
Reinsurance Group of America	4,622	660
Santander Consumer USA Holdings	21,382	461
State Street	17,784	1,546
SunTrust Banks	25,738	1,893
Synchrony Financial	38,098	1,207
Synovus Financial	7,646	383
Torchmark	7,733	680
Two Harbors Investment REIT	13,375	209
Unum Group	16,710	616
Zions Bancorporation	11,594	618

		42,086

Healthcare — 14.3%
Amgen	9,183	1,835
Biogen*	5,828	2,060
Centene*	10,218	1,497
Cigna	9,914	1,867
CVS Health	25,690	1,933
Express Scripts Holding*	21,844	1,923
HCA Healthcare	16,342	2,192
Pfizer	46,339	1,924
United Therapeutics*	3,628	446
WellCare Health Plans*	2,527	764

		16,441

Industrials — 8.5%
Acuity Brands	1,697	259
ADT#	48,452	434
AECOM*	12,195	410
Air Lease	4,732	219
Copa Holdings SA, CI A (Panama)	2,078	166
Crane	2,448	224
Fortune Brands Home & Security	11,587	614
Ingersoll-Rand PLC (Ireland)	14,193	1,438
Oshkosh	5,910	415
Owens Corning	6,469	366
PACCAR	20,272	1,387
Quanta Services*	12,270	424
Regal Beloit	2,434	204
Republic Services	18,378	1,348
Waste Management	21,012	1,910

		9,818

Information Technology — 8.0%
Arrow Electronics*	5,593	434
Coherent*	1,305	249
CoreLogic*	3,775	192

See Notes to Schedules of Investments.

P NC  M u l t i - F a c t o r  L a r g e  C a p  V a l u e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Information Technology — continued
DXC Technology	15,724	$1,432
Euronet Worldwide*	2,346	229
Intel	34,172	1,655
Littelfuse	1,797	402
Micron Technology*	31,803	1,670
Oracle	38,857	1,888
Western Digital	16,371	1,035

		9,186

Materials — 9.1%
Alcoa*	13,360	597
Ardagh Group SA (Luxembourg)	11,107	178
Berry Global Group*	8,821	421
Cabot	3,534	229
Celanese, Cl A	11,362	1,327
Eastman Chemical	12,577	1,220
Huntsman	21,116	644
LyondellBasell Industries NV, Cl A (Netherlands)	15,385	1,735
Nucor	20,124	1,258
Owens-Illinois*	11,825	209
Reliance Steel & Aluminum	4,659	410
Silgan Holdings	7,343	200
Steel Dynamics	13,483	617
United States Steel	11,781	350
Westlake Chemical	11,803	1,116

		10,511

Real Estate — 0.2%
Realogy Holdings	8,246	176

Telecommunication Services — 1.2%
Sprint*	231,463	1,414

Utilities — 1.1%
Xcel Energy	27,543	1,324

Total Common Stocks (Cost $103,610)		112,158

EXCHANGE-TRADED FUND — 1.0%
iShares Russell 1000 Value ETF†	9,145	1,163

Total Exchange-Traded Fund (Cost $1,155)		1,163

	Number of Shares	Fair Value (000)

AFFILIATED MONEY MARKET FUND — 1.6%
PNC Government Money Market Fund, Class I Shares 1.810%† (A)	1,859,935	$1,860

Total Affiliated Money Market Fund (Cost $1,860)		1,860

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.9% (Cost $106,625)		115,181

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.9%
Affiliated Money Market Fund — 0.8%
PNC Government Money Market Fund, Class I Shares 1.810%† (A)	955,080	955

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.840% (A)	106,120	106

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $1,061)		1,061

TOTAL INVESTMENTS — 100.8% (Cost $107,686)		116,242

Liabilities in Excess of Other Assets — (0.8)%		(960)

TOTAL NET ASSETS — 100.0%		$115,282

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,027 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Affiliated Money Market Fund	$1,860	$–	$–	$1,860

Common Stocks	112,158	–	–	112,158

Exchange-Traded Fund	1,163	–	–	1,163

Short-Term Investments Purchased With Collateral From Securities Loaned	1,061	–	–	1,061

Total Assets - Investments in Securities	$116,242	$–	$–	$116,242

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r   S m a l l  C a p  C o r e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 98.5%
Consumer Discretionary — 13.1%
Adtalem Global Education*	62,139	$2,973
Bright Horizons Family Solutions*	59,520	7,109
Cavco Industries*	31,513	7,733
Churchill Downs	28,402	8,026
Ollie’s Bargain Outlet Holdings*	118,380	10,311
Red Rock Resorts, Cl A	109,075	3,560
Stars Group (Canada)*	93,664	2,660
Texas Roadhouse	81,106	5,592
Weight Watchers International*	82,307	6,165
Williams-Sonoma#	133,116	9,349
Wingstop	98,073	6,566

		70,044

Consumer Staples — 1.7%
Central Garden & Pet, Cl A*	64,800	2,354
WD-40	36,729	6,518

		8,872

Energy — 4.1%
CVR Energy#	152,271	5,794
GasLog (Bermuda)	188,920	3,174
Matador Resources*	117,914	3,860
Southwestern Energy*	1,173,625	6,596
SRC Energy*	245,772	2,288

		21,712

Financials — 16.5%
BancorpSouth Bank	184,996	6,438
BankUnited	101,743	3,947
Cathay General Bancorp	114,612	4,848
CenterState Bank	89,860	2,752
FCB Financial Holdings, Cl A*	103,485	5,361
First Busey	66,622	2,135
First Financial Bancorp	154,903	4,864
First Horizon National	226,671	4,175
First Merchants	80,779	3,887
Guaranty Bancorp	114,658	3,583
Hancock Whitney	46,443	2,394
Hanover Insurance Group	20,444	2,504
Old National Bancorp	261,425	5,307
Provident Financial Services	136,986	3,456
Renasant	74,470	3,477
South State	66,577	5,489
UMB Financial	92,434	6,955
United Bankshares	129,209	5,091
WesBanco	76,967	3,798
Wintrust Financial	38,616	3,419
WSFS Financial	79,892	3,899

		87,779

Healthcare — 14.8%
AMN Healthcare Services*	68,042	3,967
Cantel Medical	54,711	5,307
Catalent*	79,449	3,321
Cerus*	548,847	4,270
Dyax* (A) (B) Δ	51,786	57
Encompass Health	51,403	4,194
ICON PLC (Ireland)*	21,289	3,173
ICU Medical*	15,978	4,889
Ligand Pharmaceuticals*	16,866	4,380

	Number of Shares	Fair Value (000)

Loxo Oncology*	29,111	$4,919
Medidata Solutions*	30,472	2,590
PRA Health Sciences*	51,140	5,400
Providence Service*	46,605	3,129
Retrophin*	192,066	6,087
Sarepta Therapeutics*	61,694	8,516
Supernus Pharmaceuticals*	116,733	5,171
Vanda Pharmaceuticals*	228,911	4,424
Vericel*	229,764	2,803
Vocera Communications*	77,534	2,571

		79,168

Industrials — 16.6%
Barnes Group	44,081	3,000
Comfort Systems USA	84,656	4,859
Curtiss-Wright	41,277	5,529
Dun & Bradstreet	49,286	7,044
HEICO	88,074	7,987
Landstar System	33,960	3,933
Moog, Cl A	84,330	6,654
MSA Safety	57,289	5,791
RBC Bearings*	22,005	3,297
Regal Beloit	52,817	4,421
Rexnord*	148,689	4,316
Simpson Manufacturing	103,488	7,945
TriNet Group*	92,496	5,464
UniFirst	21,887	4,053
Vicor*	63,815	3,985
WageWorks*	140,501	7,517
WESCO International*	49,593	3,033

		88,828

Information Technology — 17.1%
Alteryx, Cl A*#	99,140	5,755
Aspen Technology*	31,069	3,584
Box, Cl A*	138,421	3,400
CACI International, Cl A*	19,530	3,808
Cardtronics PLC, Cl A (United Kingdom)*	179,476	6,298
CoreLogic*	84,330	4,287
Entegris	97,026	3,289
Littelfuse	25,743	5,755
Match Group*#	86,986	4,354
NCR*	256,316	7,282
Novanta (Canada)*	48,255	3,696
Qualys*	43,353	3,947
RealPage*	76,407	4,768
Science Applications International	72,872	6,575
Silicon Laboratories*	46,450	4,552
Stamps.com*	26,024	6,466
Tech Data*	85,651	6,231
Virtusa*	48,941	2,851
Vishay Intertechnology	177,953	4,235

		91,133

Materials — 5.5%
Boise Cascade	101,697	4,444
Carpenter Technology	56,449	3,368
Commercial Metals	108,685	2,348
HB Fuller	87,881	5,008
Innophos Holdings	83,230	3,638
Minerals Technologies	52,817	3,547

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Materials — continued
PolyOne	70,127	$2,964
Silgan Holdings	143,491	3,910

		29,227

Real Estate — 5.3%
Agree Realty REIT	110,517	6,307
CorEnergy Infrastructure Trust REIT#	105,208	3,938
InfraREIT	146,025	3,050
PotlatchDeltic REIT	124,277	6,003
PS Business Parks REIT	18,987	2,476
Xenia Hotels & Resorts REIT	258,926	6,282

		28,056

Telecommunication Services — 2.3%
Boingo Wireless*	197,066	6,519
Cogent Communications Holdings	104,734	5,729

		12,248

Utilities — 1.5%
ONE Gas	66,133	5,193
SJW Group	50,155	2,905

		8,098

Total Common Stocks (Cost $410,301)		525,165

MASTER LIMITED PARTNERSHIP — 0.7%
Energy — 0.7%
Hi-Crush Partners LP#	301,895	3,593

Total Master Limited Partnership (Cost $3,748)		3,593

AFFILIATED MONEY MARKET FUND — 0.9%
PNC Government Money Market Fund, Class I Shares 1.810%† (C)	5,026,882	5,027

Total Affiliated Money Market Fund (Cost $5,027)		5,027

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.1% (Cost $419,076)		533,785

	Number of Shares	Fair Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.0%
Affiliated Money Market Fund — 4.5%
PNC Government Money Market Fund, Class I Shares 1.810%† (C)	24,233,598	$24,234

Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.840% (C)	2,692,622	2,693

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $26,927)		26,927

TOTAL INVESTMENTS — 105.1% (Cost $446,003)		560,712

Liabilities in Excess of Other Assets — (5.1)%		(27,437)

TOTAL NET ASSETS — 100.0%		$533,275

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $26,914 (000).
(A)	Illiquid Security. Total value of illiquid securities is $57 (000) and represents less than 0.1% of total net assets as of August 31, 2018.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.
Δ

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r   S m a l l  C a p  C o r e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$5,027	$–	$–	$5,027

Common Stocks	525,108	–	57	525,165

Master Limited Partnership	3,593	–	–	3,593

Short-Term Investments Purchased With Collateral From Securities Loaned	26,927	–	–	26,927

Total Assets - Investments in Securities	$560,655	$–	$57	$560,712

There were no transfers between Levels during the three-month period ended August 31, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P NC  M u l t i - F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 97.8%
Consumer Discretionary — 14.8%
American Eagle Outfitters	100,183	$2,601
Bright Horizons Family Solutions*	17,325	2,069
Cavco Industries*	9,400	2,307
Churchill Downs	5,577	1,576
Deckers Outdoor*	14,372	1,751
DSW, Cl A	41,536	1,381
Five Below*	16,935	1,972
Fox Factory Holding*	29,110	1,923
Grand Canyon Education*	14,107	1,681
MCBC Holdings*	36,666	1,011
MSG Networks, Cl A*	85,822	2,085
Ollie’s Bargain Outlet Holdings*	24,832	2,163
SodaStream International (Israel)*	13,408	1,914
Texas Roadhouse	24,414	1,683

		26,117

Consumer Staples — 4.2%
Calavo Growers#	17,055	1,805
Inter Parfums	24,491	1,599
Nomad Foods (Virgin Islands)*	56,139	1,171
WD-40	16,510	2,930

		7,505

Energy — 2.5%
Gulfport Energy*	173,863	2,044
Matador Resources*	37,470	1,227
SRC Energy*	115,231	1,073

		4,344

Financials — 6.8%
Bank of NT Butterfield & Son (Bermuda)	32,386	1,711
Chemical Financial	16,920	966
Enova International*	30,145	1,001
First Busey	21,127	677
International Bancshares	30,620	1,435
Renasant	26,928	1,257
United Community Financial	87,511	906
Veritex Holdings*	26,487	811
WesBanco	35,495	1,752
WSFS Financial	31,234	1,524

		12,040

Healthcare — 24.3%
Akcea Therapeutics*#	51,683	1,365
Amicus Therapeutics*	63,718	859
Cantel Medical	19,063	1,849
Catalent*	44,856	1,875
Charles River Laboratories International*	11,281	1,393
Chemed	5,829	1,886
CONMED	13,172	1,060
Dyax* (A) (B) Δ	28,169	31
Emergent BioSolutions*	21,388	1,326
Encompass Health	21,529	1,757
Exact Sciences*	14,298	1,071
Heron Therapeutics*	34,609	1,334
Insulet*	7,872	821
Integra LifeSciences Holdings*	26,053	1,549
Ironwood Pharmaceuticals*	86,000	1,655
Ligand Pharmaceuticals*	10,451	2,714
Masimo*	11,819	1,393

	Number of Shares	Fair Value (000)

Medidata Solutions*	12,707	$1,080
Medpace Holdings*	23,463	1,403
Merit Medical Systems*	33,711	1,984
Momenta Pharmaceuticals*	46,284	1,227
Neogen*	15,713	1,468
Omnicell*	23,495	1,615
Premier, CI A*	35,966	1,591
Repligen*	41,096	2,255
Retrophin*	59,921	1,899
Sarepta Therapeutics*	22,429	3,096
Supernus Pharmaceuticals*	30,754	1,362

		42,918

Industrials — 16.1%
Aerojet Rocketdyne Holdings*	33,790	1,186
Barnes Group	21,250	1,446
Brink’s	11,927	896
Comfort Systems USA	37,874	2,174
Continental Building Products*	21,562	804
Curtiss-Wright	15,176	2,033
Dun & Bradstreet	12,747	1,822
Generac Holdings*	41,608	2,309
Harsco*	49,256	1,391
Insperity	9,232	1,106
Marten Transport	91,564	2,019
MasTec*	16,533	724
Mercury Systems*	33,646	1,834
Mueller Industries	49,813	1,593
Rush Enterprises, Cl A	30,890	1,327
Trex*	17,728	1,502
UniFirst	13,639	2,526
US Ecology	22,564	1,642

		28,334

Information Technology — 19.2%
2U*	20,781	1,857
Alarm.com Holdings*	41,598	2,342
Aspen Technology*	16,508	1,904
CACI International, Cl A*	10,851	2,116
CoreLogic*	16,920	860
Entegris	46,254	1,568
ExlService Holdings*	24,648	1,579
Fair Isaac*	12,252	2,830
HubSpot*	15,601	2,242
Integrated Device Technology*	33,978	1,444
Methode Electronics	22,294	884
New Relic*	18,801	1,932
Novanta (Canada)*	23,154	1,774
Proofpoint*	14,372	1,705
Rapid7*	48,502	1,850
RealPage*	34,458	2,150
RingCentral, Cl A*	21,156	1,971
Silicon Laboratories*	12,355	1,211
Varonis Systems*	21,531	1,591

		33,810

Materials — 4.2%
Domtar	15,042	766
Ingevity*	14,472	1,462
Louisiana-Pacific	52,987	1,545
Orion Engineered Carbons SA (Luxembourg)	42,977	1,547

See Notes to Schedules of Investments.

P NC  M u l t i - F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Materials — continued
Trinseo SA (Luxembourg)	17,726	$1,368
Worthington Industries	16,862	785

		7,473

Real Estate — 3.7%
CorEnergy Infrastructure Trust REIT	29,467	1,103
FirstService (Canada)	12,453	1,069
PotlatchDeltic REIT	32,653	1,577
RMR Group, Cl A	11,147	1,053
Ryman Hospitality Properties REIT	18,913	1,678

		6,480

Telecommunication Services — 1.1%
Boingo Wireless*	58,702	1,942

Utilities — 0.9%
MGE Energy	25,612	1,676

Total Common Stocks (Cost $122,080)		172,639

MASTER LIMITED PARTNERSHIP — 0.6%
Energy — 0.6%
GasLog Partners LP (Marshall Islands)#	42,304	1,028

Total Master Limited Partnership (Cost $986)		1,028

AFFILIATED MONEY MARKET FUND — 1.7%
PNC Government Money Market Fund, Class I Shares 1.810%† (C)	3,026,664	3,027

Total Affiliated Money Market Fund (Cost $3,027)		3,027

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.1% (Cost $126,093)		176,694

	Number of Shares	Fair Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.9%
Affiliated Money Market Fund — 1.7%
PNC Government Money Market Fund, Class I Shares 1.810%† (C)	2,945,165	$2,945

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.840% (C)	327,240	327

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $3,272)		3,272

TOTAL INVESTMENTS — 102.0% (Cost $129,365)		179,966

Liabilities in Excess of Other Assets — (2.0)%		(3,451)

TOTAL NET ASSETS — 100.0%		$176,515

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $3,277 (000).
(A)	Illiquid Security. Total value of illiquid securities is $31 (000) and represents less than 0.1% of total net assets as of August 31, 2018.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.
Δ

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Schedule of Investments.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$3,027	$–	$–	$3,027

Common Stocks	172,608	–	31	172,639

Master Limited Partnership	1,028	–	–	1,028

Short-Term Investments Purchased With Collateral From Securities Loaned	3,272	–	–	3,272

Total Assets - Investments in Securities	$179,935	$–	$31	$179,966

There were no transfers between Levels during the three-month period ended August 31, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 98.0%
Consumer Discretionary — 10.2%
AMC Networks, Cl A*	3,507	$220
American Axle & Manufacturing Holdings*	9,577	170
American Public Education*	2,221	77
Cooper-Standard Holdings*	1,263	175
Dillard’s, Cl A#	2,979	234
Ethan Allen Interiors	4,988	111
Liberty Expedia Holdings, CI A*	2,566	119
Lithia Motors, Cl A	1,527	132
Meredith#	3,081	159
Noodles*#	19,909	245
Pinnacle Entertainment*	7,284	249
Stars Group (Canada)*	7,107	202
Steven Madden	6,249	363
Tailored Brands	5,260	124
TRI Pointe Group*	11,792	171

		2,751

Consumer Staples — 3.2%
Chefs’ Warehouse*	4,404	130
Cott (Canada)	8,852	138
Freshpet*	11,452	425
Nomad Foods (Virgin Islands)*	7,510	157

		850

Energy — 7.2%
Arch Coal, Cl A	1,286	114
Baytex Energy (Canada)*	87,237	261
Gulfport Energy*	10,538	124
Helix Energy Solutions Group*	15,606	146
Matrix Service*	12,960	271
Newpark Resources*	11,555	121
Permian Basin Royalty Trust#	12,143	107
Renewable Energy Group*	11,617	313
SEACOR Holdings*	7,292	375
Whiting Petroleum*	1,902	97

		1,929

Financials — 28.6%
Bank of NT Butterfield & Son (Bermuda)	11,732	620
Banner	4,388	282
BofI Holding*	4,384	163
Brookline Bancorp	17,159	312
Cadence BanCorp	11,120	314
Camden National	3,245	148
CoBiz Financial	4,900	113
Community Bank System	3,442	228
First Commonwealth Financial	24,119	404
First Midwest Bancorp	8,854	241
Fulton Financial	11,562	211
Great Western Bancorp	4,023	175
Green Bancorp	9,619	231
Green Dot, Cl A*	2,794	239
Heartland Financial USA	3,970	241
International Bancshares	9,538	447
INTL. FCStone*	6,095	340
Invesco Mortgage Capital REIT	7,583	123
Kinsale Capital Group	4,324	263
Lakeland Bancorp	8,519	164
Lakeland Financial	2,513	124
Marcus & Millichap*	11,569	421

	Number of Shares	Fair Value (000)

NMI Holdings, Cl A*	8,893	$192
Opus Bank	10,723	304
PJT Partners, Cl A	5,601	324
S&T Bancorp	5,036	235
Seacoast Banking Corporation of Florida*	4,227	134
Two Harbors Investment REIT	12,165	190
Umpqua Holdings	10,652	228
Univest Corporation of Pennsylvania	3,849	110
Walker & Dunlop	3,282	179

		7,700

Healthcare — 7.2%
Arbutus Biopharma (Canada)*#	13,792	125
CRISPR Therapeutics AG (Switzerland)*	3,903	221
Madrigal Pharmaceuticals*#	664	159
Medpace Holdings*	2,878	172
Meridian Bioscience	7,605	119
Mirati Therapeutics*	11,770	666
REGENXBIO*	1,589	112
Retrophin*	4,394	139
Simulations Plus	10,873	227

		1,940

Industrials — 12.1%
AAR	3,428	160
ACCO Brands	16,252	202
DMC Global	8,773	344
Echo Global Logistics*	3,715	123
Ennis	10,194	222
Global Brass & Copper Holdings	6,149	237
Greenbrier	6,566	381
Harsco*	15,022	424
Insperity	3,576	429
Kaman	3,200	209
Navigant Consulting	5,348	128
NOW*	7,802	134
Viad	4,436	273

		3,266

Information Technology — 9.8%
eGain*#	19,830	283
Fabrinet (Cayman Islands)*	3,538	169
Insight Enterprises*	4,363	241
Knowles*	11,341	206
ManTech International, Cl A	3,951	262
NETGEAR*	3,643	258
PFSweb*	10,434	90
Plantronics	3,238	218
Plexus*	2,653	168
Radware (Israel)*	10,535	292
Sanmina*	5,390	166
TechTarget*	5,898	141
USA Technologies*	8,284	135

		2,629

Materials — 4.0%
Chase	1,475	183
Mesabi Trust#	8,986	247
Olympic Steel	9,279	205
Orion Engineered Carbons SA (Luxembourg)	9,262	333

See Notes to Schedules of Investments.

	Number of Shares	Fair Value (000)
COMMON STOCKS — continued
Materials — continued
Trinseo SA (Luxembourg)	1,528	$118

		1,086

Real Estate — 8.9%
Ashford Hospitality Trust REIT	46,342	301
CoreSite Realty REIT	1,285	150
DiamondRock Hospitality REIT	31,587	378
Four Corners Property Trust REIT	12,051	324
Monmouth Real Estate Investment REIT	27,246	474
PotlatchDeltic REIT	2,146	103
RMR Group, Cl A	5,328	503
Select Income REIT	7,921	163

		2,396

Telecommunication Services — 1.3%
Boingo Wireless*	4,409	146
Cogent Communications Holdings	3,843	210

		356

Utilities — 5.5%
El Paso Electric	6,973	427
NorthWestern	5,522	331
SJW Group	2,807	163
Spire	7,421	553

		1,474

Total Common Stocks (Cost $22,198)		26,377

MASTER LIMITED PARTNERSHIPS — 1.8%
Energy — 1.8%
Hess Midstream Partners LP	8,543	193
Hoegh LNG Partners LP (Marshall Islands)#	5,962	113
KNOT Offshore Partners LP (Marshall Islands)#	7,447	161

		467

Total Master Limited Partnerships (Cost $464)		467

AFFILIATED MONEY MARKET FUND — 0.5%
PNC Government Money Market Fund, Class I Shares 1.810%† (A)	143,283	143

Total Affiliated Money Market Fund (Cost $143)		143

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.3% (Cost $22,805)		26,987

	Number of Shares	Fair Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.7%
Affiliated Money Market Fund — 5.1%
PNC Government Money Market Fund, Class I Shares 1.810%† (A)	1,386,195	$1,386

Money Market Fund — 0.6%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.840% (A)	154,022	154

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $1,540)		1,540

TOTAL INVESTMENTS — 106.0% (Cost $24,345)		28,527

Liabilities in Excess of Other Assets — (6.0)%		(1,608)

TOTAL NET ASSETS — 100.0%		$26,919

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,508 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.

See Notes to Schedules of Investments.

P N C  M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$143	$–	$–	$143

Common Stocks	26,377	–	–	26,377

Master Limited Partnerships	467	–	–	467

Short-Term Investments Purchased With Collateral From Securities Loaned	1,540	–	–	1,540

Total Assets - Investments in Securities	$28,527	$–	$–	$28,527

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P N C  S m a l l  C a p  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
COMMON STOCKS — 98.4%
Consumer Discretionary — 17.4%
Camping World Holdings, Cl A#	345,024	$7,145
Dorman Products*	148,977	12,064
Fox Factory Holding*	275,258	18,181
Helen of Troy (Bermuda)*	73,304	8,720
Hooker Furniture	109,231	4,593
Installed Building Products*	163,827	7,626
LCI Industries	153,668	14,283
Lithia Motors, Cl A	170,015	14,689
Madison Square Garden, Cl A*	54,877	16,570

		103,871

Financials — 23.4%
Allegiance Bancshares*	79,863	3,558
AMERISAFE	125,568	8,011
Artisan Partners Asset Management, Cl A	223,526	7,410
Bank OZK	389,272	15,750
Credit Acceptance*	46,448	21,213
Diamond Hill Investment Group*	34,050	6,354
Home BancShares	415,585	9,729
LegacyTexas Financial Group	260,771	12,066
National General Holdings	411,796	11,246
Pacific Premier Bancorp*	121,599	4,809
PRA Group*	523,093	19,119
RLI	210,425	16,197
Veritex Holdings*	151,479	4,638

		140,100

Healthcare — 6.3%
AMN Healthcare Services*	345,054	20,116
Neogen*	185,549	17,338

		37,454

Industrials — 29.7%
Alamo Group	122,534	11,678
ASGN*	247,015	22,871
Dycom Industries*	88,766	7,448
EnerSys	139,493	11,577
Exponent	333,178	17,442
HEICO	212,759	19,293
Insperity	173,019	20,736
John Bean Technologies	104,710	12,387
KLX*	138,467	10,224
Patrick Industries*	175,341	11,222
REV Group#	390,969	6,650
Universal Forest Products	310,543	11,633
WageWorks*	196,389	10,507
Willdan Group*	118,505	3,717

		177,385

Information Technology — 10.7%
Carbonite*	158,200	6,573
Envestnet*	223,733	14,140
ePlus*	130,722	13,549
RealPage*	134,590	8,399
Tyler Technologies*	42,196	10,420
WEX*	56,990	10,841

		63,922

	Number of Shares	Fair Value (000)

Materials — 4.0%
Balchem	128,642	$14,265
Neenah	105,353	9,614

		23,879

Real Estate — 6.9%
Colliers International Group (Canada)	160,954	13,126
FirstService (Canada)	213,790	18,356
RE/MAX Holdings, Cl A	204,577	10,075

		41,557

Total Common Stocks (Cost $333,742)		588,168

AFFILIATED MONEY MARKET FUND — 1.7%
PNC Government Money Market Fund, Class I Shares 1.810%† (A)	10,111,684	10,112

Total Affiliated Money Market Fund (Cost $10,112)		10,112

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.1% (Cost $343,854)		598,280
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.3%
Affiliated Money Market Fund — 2.0%
PNC Government Money Market Fund, Class I Shares 1.810%† (A)	12,009,473	12,009

Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.840% (A)	1,334,386	1,334

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $13,343)		13,343

TOTAL INVESTMENTS — 102.4% (Cost $357,197)		611,623

Liabilities in Excess of Other Assets — (2.4)%		(14,130)

TOTAL NET ASSETS — 100.0%		$597,493

*	Non-income producing security.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $13,548 (000).
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.

See Notes to Schedules of Investments.

P N C  S m a l l  C a p  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$10,112	$–	$–	$10,112

Common Stocks	588,168	–	–	588,168

Short-Term Investments Purchased With Collateral From Securities Loaned	13,343	–	–	13,343

Total Assets - Investments in Securities	$611,623	$–	$–	$611,623

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P N C  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
ASSET-BACKED SECURITIES — 7.5%
Automotive — 5.4%
BMW Vehicle Owner Trust,
Series 2018-A, Cl A4 2.510%, 06/25/24	$55	$54
Fifth Third Auto Trust,
Series 2015-1, Cl A3 1.420%, 03/16/20	57	57
Fifth Third Auto Trust,
Series 2017-1, Cl A3 1.800%, 02/15/22	95	94
Ford Credit Auto Lease Trust,
Series 2017-B, Cl A2A 1.800%, 06/15/20	63	63
Ford Credit Auto Owner Trust,
Series 2017-C, Cl A4 2.160%, 03/15/23	55	54
GM Financial Consumer Automobile
Receivables Trust,
Series 2018-1, Cl A3 2.320%, 07/18/22	65	64
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4 1.330%, 11/18/22	200	197
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3 1.760%, 08/16/21	260	257
Nissan Auto Receivables Owner Trust,
Series 2017-C, Cl A3 2.120%, 04/18/22	100	98
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A4 2.120%, 02/15/23	100	98

		1,036

Credit Cards — 1.2%
BA Credit Card Trust,
Series 2017-A1, Cl A1 1.950%, 08/15/22	125	124
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Cl A4 1.990%, 07/17/23	100	98

		222

Utilities — 0.9%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2 2.161%, 10/15/21	168	167

Total Asset-Backed Securities
(Cost $1,443)		1,425

COMMERCIAL MORTGAGE-BACKED SECURITY — 1.4%
Freddie Mac Multifamily Structured Pass Through
Certificates, Series K067, Cl A2 3.194%, 07/25/27	275	271
Total Commercial Mortgage-Backed Security
(Cost $281)		271

	Par (000)	Fair Value (000)
CORPORATE BONDS — 44.0%
Automotive — 1.4%
Ford Motor 4.346%, 12/08/26	$50	$47
General Motors 6.600%, 04/01/36	45	48
5.150%, 04/01/38	5	5
General Motors Financial
3.250%, 01/05/23	90	87
Toyota Motor Credit (GMTN) 2.700%, 01/11/23	85	83

		270

Cable — 2.0%
21st Century Fox America
6.900%, 03/01/19	135	138
CBS 4.600%, 01/15/45	45	42
Discovery Communications LLC 2.800%, 06/15/20 144A	140	138
NBCUniversal Media LLC 4.375%, 04/01/21	55	57

		375

Consumer Discretionary — 1.2%
Carnival 3.950%, 10/15/20	105	107
Netflix 4.875%, 04/15/28 144A	85	80
Toll Brothers Finance 4.350%, 02/15/28	55	50

		237

Consumer Services — 0.3%
Automatic Data Processing 3.375%, 09/15/25	50	50

Consumer Staples — 1.1%
Kroger 6.150%, 01/15/20	165	172
4.450%, 02/01/47	30	28

		200

Energy — 4.5%
Andeavor 4.500%, 04/01/48	50	47
BP Capital Markets PLC
3.224%, 04/14/24	115	113
ConocoPhillips 6.500%, 02/01/39	35	45
Energy Transfer Partners LP 6.125%, 12/15/45	40	42
4.050%, 03/15/25	60	59
Enterprise Products Operating LLC 2.850%, 04/15/21	60	59
EQT Midstream Partners LP 4.750%, 07/15/23	105	106
HollyFrontier 5.875%, 04/01/26	60	65
Kinder Morgan Energy Partners LP (MTN) 6.950%, 01/15/38	62	73

See Notes to Schedules of Investments.

P N C  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Energy — continued
MPLX LP
4.500%, 04/15/38	$45	$42
Petroleos Mexicanos
6.000%, 03/05/20	75	78
Phillips 66
4.650%, 11/15/34	55	56
TransCanada PipeLines
6.200%, 10/15/37	20	23
Western Gas Partners LP
4.750%, 08/15/28	45	45

		853

Financials — 15.4%
American Express
3.000%, 10/30/24	40	38
Bank of America (MTN)
4.450%, 03/03/26	75	75
4.200%, 08/26/24	135	136
3.499%, 05/17/22 (A)	105	105
Bank of Montreal (MTN)
3.100%, 04/13/21	55	55
BNY Mellon
3.400%, 05/15/24	50	50
BNY Mellon (MTN)
2.600%, 08/17/20	75	74
Capital One Financial
4.200%, 10/29/25	35	34
3.300%, 10/30/24	30	29
Citigroup
4.450%, 09/29/27	115	114
3.887%, 01/10/28 (A)	65	63
2.876%, 07/24/23 (A)	130	126
Credit Suisse AG (GMTN)
5.400%, 01/14/20	80	82
Goldman Sachs Group
3.200%, 02/23/23	105	103
2.350%, 11/15/21	80	78
HSBC Holdings PLC
5.100%, 04/05/21	100	104
Intercontinental Exchange
2.350%, 09/15/22	80	77
John Deere Capital (MTN)
2.150%, 09/08/22	65	63
JPMorgan Chase
6.100%, (A) (B)	50	52
3.882%, 07/24/38 (A)	75	70
2.400%, 06/07/21	95	93
Morgan Stanley (GMTN)
4.000%, 07/23/25	90	90
2.500%, 04/21/21	90	88
Morgan Stanley (MTN)
4.100%, 05/22/23	55	55
2.625%, 11/17/21	55	54
New York Life Global Funding
2.300%, 06/10/22 144A	115	111
Royal Bank of Canada
2.100%, 10/14/20	200	196
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	95	99

	Par (000)	Fair Value (000)
Sumitomo Mitsui Financial Group 3.102%, 01/17/23	$100	$98
Toronto-Dominion Bank (GMTN) 2.550%, 01/25/21	90	89
2.500%, 12/14/20	85	84
Visa 4.150%, 12/14/35	45	47
Wells Fargo 3.069%, 01/24/23	55	54
Wells Fargo (MTN) 4.100%, 06/03/26	35	35
Westpac Banking 5.000%, (A) (B)	45	40
3.650%, 05/15/23	70	71
2.650%, 01/25/21	105	104

		2,936

Food, Beverage & Tobacco — 1.7%
Anheuser-Busch InBev Finance 4.700%, 02/01/36	120	122
Constellation Brands 3.875%, 11/15/19	155	156
Kraft Heinz Foods 5.200%, 07/15/45	50	49

		327

Healthcare — 2.0%
AbbVie 2.300%, 05/14/21	30	29
Allergan Funding SCS 3.450%, 03/15/22	40	39
Amgen 4.400%, 05/01/45	40	39
2.650%, 05/11/22	35	34
Johnson & Johnson 3.550%, 03/01/36	65	63
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	110	109
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	65	63

		376

Industrials — 2.4%
Cintas No. 2 4.300%, 06/01/21	90	92
CNH Industrial Capital LLC 4.375%, 04/05/22	130	132
General Electric 4.125%, 10/09/42	45	41
United Continental Holdings 4.250%, 10/01/22	120	118
United Rentals North America 4.875%, 01/15/28	75	71

		454

Insurance — 1.5%
AXA Equitable Holdings 5.000%, 04/20/48 144A	25	23
4.350%, 04/20/28 144A	30	29
Berkshire Hathaway Finance 4.200%, 08/15/48	40	41

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Insurance — continued
MetLife 6.400%, 12/15/36	$50	$53
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 144A	60	65
XLIT 4.450%, 03/31/25	25	25
2.300%, 12/15/18	50	50

		286

Materials — 2.1%
ArcelorMittal 6.250%, 02/25/22	90	97
Huntsman International LLC 4.875%, 11/15/20	140	143
Sherwin-Williams 2.750%, 06/01/22	75	73
Yamana Gold 4.950%, 07/15/24	80	80

		393

Real Estate — 1.9%
American Campus Communities Operating Partnership LP 3.750%, 04/15/23	75	75
Host Hotels & Resorts LP 3.750%, 10/15/23	70	69
Kimco Realty 2.800%, 10/01/26	65	59
Spirit Realty LP 4.450%, 09/15/26	80	77
VEREIT Operating Partnership LP 3.950%, 08/15/27	55	52
Welltower 3.950%, 09/01/23	35	35

		367

Retail — 1.2%
CVS Health 4.300%, 03/25/28	25	25
3.500%, 07/20/22	70	70
Penske Automotive Group 5.375%, 12/01/24	80	79
Walmart 5.625%, 04/01/40	45	55

		229

Technology — 2.4%
Amphenol 2.550%, 01/30/19	110	110
Apple 3.850%, 05/04/43	70	67
Intel 2.875%, 05/11/24	70	68
KLA-Tencor 4.125%, 11/01/21	80	81
Microsoft 3.450%, 08/08/36	75	72

	Par (000)	Fair Value (000)

Xilinx 2.950%, 06/01/24	$55	$53

		451

Telecommunications — 1.1%
AT&T 5.700%, 03/01/57	50	50
5.250%, 03/01/37	45	45
4.750%, 05/15/46	30	27
Verizon Communications 5.250%, 03/16/37	90	95

		217

Transportation — 0.5%
ERAC USA Finance LLC 5.625%, 03/15/42 144A	50	56
FedEx 3.900%, 02/01/35	50	47

		103

Utilities — 1.3%
Alabama Power 2.450%, 03/30/22	65	63
American Electric Power 2.150%, 11/13/20	75	74
Berkshire Hathaway Energy 3.800%, 07/15/48	30	27
NextEra Energy Capital Holdings 3.342%, 09/01/20	30	30
Puget Sound Energy 5.757%, 10/01/39	50	61

		255

Total Corporate Bonds
(Cost $8,490)		8,379

MUNICIPAL BOND — 0.4%
Texas — 0.4%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	65	74
Total Municipal Bond
(Cost $65)		74

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 24.6%
Federal Home Loan Mortgage Corporation — 1.5%
9.500%, 10/01/20	1	1
8.000%, 07/01/25	13	14
6.000%, 09/01/19	1	1
3.941% (US0012M+1.814%), 01/01/36 (C)	4	4
3.723% (US0012M+1.685%), 12/01/36 (C)	3	3
3.000%, 12/01/42	264	258

		281

Federal National Mortgage Association — 20.5%
8.000%, 03/01/31 (D)	–	–
6.000%, 09/01/37	1	2
5.500%, 03/01/36	12	13
5.000%, 03/01/40	105	112
4.500%, 10/01/39	155	162

See Notes to Schedules of Investments.

P N C  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
4.500%, 04/01/40	$199	$208
4.000%, 09/01/39	11	11
4.000%, 11/01/40	154	157
4.000%, 01/01/41	252	259
4.000%, 11/01/44	252	258
3.501% (US0012M+1.395%), 08/01/35 (C)	2	2
3.500%, 09/01/29	224	227
3.500%, 07/01/42	439	440
3.500%, 08/01/42	345	345
3.500%, 10/01/42	189	189
3.500%, 11/01/42	37	37
3.500%, 02/01/43	127	127
3.500%, 08/01/43	100	100
3.000%, 11/01/27	173	173
3.000%, 04/01/43	244	238
3.000%, 06/01/43	235	229
3.000%, 05/01/46	217	210
2.500%, 11/01/27	209	205
2.500%, 11/01/31	207	201

		3,905

Government National Mortgage Association — 2.6%
8.500%, 11/15/21	11	11
8.500%, 07/15/22	3	3
4.000%, 09/15/41	247	254
3.500%, 12/20/42	228	230

		498
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $4,757)		4,684

U.S. TREASURY OBLIGATIONS — 21.0%
U.S. Treasury Bonds — 9.3%
4.500%, 02/15/36	620	754
3.750%, 08/15/41	555	624
2.500%, 02/15/45	435	393

		1,771

U.S. Treasury Inflation-Indexed Bond — 2.6%
0.125%, 07/15/24	515	499

U.S. Treasury Notes — 9.1%
2.500%, 08/15/23	495	489
2.375%, 08/15/24	90	88
2.375%, 05/15/27	75	72
2.250%, 11/15/25	140	135
1.625%, 12/31/19	220	217
1.625%, 05/15/26	270	248
1.500%, 12/31/18	475	474

		1,723
Total U.S. Treasury Obligations
(Cost $3,964)		3,993

	Number of Shares	Fair Value (000)
AFFILIATED MONEY MARKET FUND — 0.9%
PNC Government Money Market Fund,
Class I Shares 1.810%† (E)	168,356	$168
Total Affiliated Money Market Fund
(Cost $168)		168

TOTAL INVESTMENTS — 99.8%
(Cost $19,168)		18,994
Other Assets in Excess of Liabilities — 0.2%		37
TOTAL NET ASSETS — 100.0%		$19,031

† Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

(A) Fixed to floating rate investment. Rate shown is the rate in effect as of period end. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. The table below details the date of the conversion and the floating rate as of that date.

Description	Fixed Rate	Conversion Date	Variable Rate
Bank of America (MTN)	3.499%	05/17/21	US0003M+0.630%
Citigroup	3.887%	01/10/27	US0003M+1.563%
Citigroup	2.876%	07/24/22	US0003M+0.950%
JPMorgan Chase	6.100%	10/01/24	US0003M+3.330%
JPMorgan Chase	3.882%	07/24/37	US0003M+1.360%
Westpac Banking	5.000%	09/21/27	USISDA05+2.888%

(B)	Perpetual security with no stated maturity date.
(C)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(D)	Par and Fair Value are less than $500.
(E)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $502 (000) and represents 2.6% of total net assets as of August 31, 2018.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$168	$–	$–	$168

Asset-Backed Securities	–	1,425	–	1,425

Commercial Mortgage-Backed Security	–	271	–	271

Corporate Bonds	–	8,379	–	8,379

Municipal Bond	–	74	–	74

U.S. Government Agency Mortgage- Backed Obligations	–	4,684	–	4,684

U.S. Treasury Obligations	–	3,993	–	3,993

Total Assets - Investments in Securities	$168	$18,826	$–	$18,994

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P N C  G o v e r n m e n t  M o r t g a g e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 92.2%
Federal Home Loan Mortgage Corporation — 22.7%
9.000%, 09/01/20 (A)	$–	$–
8.000%, 03/01/22 (A)	–	–
7.000%, 05/01/31	8	9
6.000%, 10/01/32	61	67
5.500%, 03/01/28	46	49
4.000%, 09/01/40 to 01/01/41	507	521
3.500%, 07/01/42 to 08/01/46	663	664
3.000%, 03/01/43 to 07/01/46	1,913	1,859
2.500%, 08/01/31	384	373

		3,542

Federal National Mortgage Association — 54.4%
9.000%, 10/01/19 (A)	–	–
8.500%, 11/01/21 to 09/01/23	2	2
8.000%, 02/01/23 to 03/01/23	2	2
7.500%, 09/01/22 to 09/01/30	17	20
5.500%, 12/01/18 to 01/01/35	85	93
5.000%, 10/01/35	183	196
4.500%, 04/01/40 to 05/01/40	519	544
4.000%, 02/01/41 to 04/01/46	1,319	1,350
3.500%, 09/01/41 to 05/01/45	2,936	2,939
3.000%, 04/01/27 to 11/01/46	2,752	2,691
2.500%, 03/01/28 to 08/01/30	667	652

		8,489

Government National Mortgage Association — 15.1%
9.250%, 12/15/19 to 05/15/21	7	7
9.000%, 11/15/19 to 11/15/24	13	13
8.000%, 12/15/21 to 08/15/27	40	43
7.000%, 03/15/23 to 07/15/31	127	135
5.000%, 10/15/39	254	272
4.500%, 03/15/39	467	493
4.000%, 09/15/39 to 10/20/44	858	882
3.500%, 06/20/42 to 01/20/43	502	506

		2,351
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $14,759)		14,382

	Par (000)	Fair Value (000)
U.S. TREASURY OBLIGATION — 1.3%
U.S. Treasury Note — 1.3%
2.000%, 02/15/23	$205	$199

Total U.S. Treasury Obligation
(Cost $205)		199
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
Fannie Mae, Series 2012-145, Cl PD 1.500%, 11/25/32	73	68
Fannie Mae, Series 2013-2, Cl AB 2.000%, 02/25/43	292	276
Freddie Mac, Series 1273, Cl Z 7.500%, 05/15/22	9	9
Ginnie Mae, Series 2002-92, Cl PB 5.500%, 12/20/32	275	299

Total Collateralized Mortgage Obligations
(Cost $674)		652

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.6%
PNC Government Money Market Fund,
Class I Shares 1.810%† (B)	401,770	402

Total Affiliated Money Market Fund
(Cost $402)		402

TOTAL INVESTMENTS — 100.3%
(Cost $16,040)		15,635

Liabilities in Excess of Other Assets — (0.3)%		(40)

TOTAL NET ASSETS — 100.0%		$15,595

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Par and Fair Value are less than $500.
(B)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$402	$–	$–	$402

Collateralized Mortgage Obligations	–	652	–	652

U.S. Government Agency Mortgage-Backed Obligations	–	14,382	–	14,382

U.S. Treasury Obligation	–	199	–	199

Total Assets - Investments in Securities	$402	$15,233	$–	$15,635

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
ASSET-BACKED SECURITIES — 15.0%
Automotive — 5.3%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3 1.160%, 11/25/20	$280	$278
Ford Credit Auto Owner Trust,
Series 2017-C, Cl A4 2.160%, 03/15/23	555	542
GM Financial Consumer Automobile
Receivables Trust,
Series 2018-1, Cl A3 2.320%, 07/18/22	570	563
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4 1.330%, 11/18/22	1,000	984
Honda Auto Receivables Owner Trust,
Series 2017-1, Cl A4 2.050%, 06/21/23	760	748
Honda Auto Receivables Owner Trust,
Series 2017-2, Cl A3 1.680%, 08/16/21	985	973
Honda Auto Receivables Owner Trust,
Series 2017-4, Cl A4 2.210%, 03/21/24	1,230	1,208
Toyota Auto Receivables Owner Trust,
Series 2017-C, Cl A3 1.780%, 11/15/21	750	738
Toyota Auto Receivables Owner Trust,
Series 2017-D Cl A3 1.930%, 01/18/22	1,440	1,417

		7,451

Credit Cards — 9.4%
American Express Credit Account Master Trust,
Series 2017-1, Cl A 1.930%, 09/15/22	1,245	1,228
American Express Credit Account Master Trust,
Series 2017-3, Cl A 1.770%, 11/15/22	2,000	1,965
BA Credit Card Trust,
Series 2018-A1, Cl A1 2.700%, 07/17/23	1,810	1,800
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3 1.340%, 04/15/22	2,000	1,980
Capital One Multi-Asset Execution Trust,
Series 2017-A6, Cl A6 2.290%, 07/15/25	2,600	2,520
Citibank Credit Card Issuance Trust,
Series 2016-A1, Cl A1 1.750%, 11/19/21	2,305	2,276
Discover Card Execution Note Trust,
Series 2016-A4, Cl A4 1.390%, 03/15/22	455	449
GE Capital Credit Card Master Note Trust,
Series 2012-2, Cl A 2.220%, 01/15/22	850	849

		13,067

	Par (000)	Fair Value (000)

Utilities — 0.3%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2 2.161%, 10/15/21	$430	$427

Total Asset-Backed Securities
(Cost $21,263)		20,945

COMMERCIAL MORTGAGE-BACKED SECURITY — 1.3%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Cl A2 3.194%, 07/25/27	1,905	1,879

Total Commercial Mortgage-Backed Security
(Cost $1,925)		1,879

CORPORATE BONDS — 48.1%
Automotive — 2.3%
American Honda Finance (MTN) 2.900%, 02/16/24	780	759
Ford Motor 4.346%, 12/08/26	444	417
General Motors Financial 4.350%, 01/17/27	505	493
PACCAR Financial (MTN) 2.913% (US0003M+0.600%), 12/06/18 (A)	800	801
Toyota Motor Credit (MTN) 1.700%, 01/09/19	740	738

		3,208

Cable — 0.9%
21st Century Fox America 6.900%, 03/01/19	733	747
CBS 3.375%, 03/01/22	10	10
Charter Communications Operating LLC 4.500%, 02/01/24	500	505
Thomson Reuters 4.700%, 10/15/19	5	5
Time Warner 3.600%, 07/15/25	5	5

		1,272

Consumer Discretionary — 1.5%
Carnival 3.950%, 10/15/20	865	878
Netflix 4.875%, 04/15/28 144A	565	535
Toll Brothers Finance 4.350%, 02/15/28	720	659

		2,072

Consumer Staples — 1.2%
General Mills 3.150%, 12/15/21	687	682
Kroger 6.150%, 01/15/20	945	985
Tyson Foods 2.871% (US0003M+0.550%), 06/02/20 (A)	20	20

		1,687

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Energy — 4.4%
Andeavor 5.125%, 12/15/26	$360	$381
BP Capital Markets PLC 3.224%, 04/14/24	430	423
2.750%, 05/10/23	10	10
Chevron 2.895%, 03/03/24	825	808
Energy Transfer Partners LP 4.050%, 03/15/25	580	568
EQT Midstream Partners LP 4.750%, 07/15/23	855	867
Exxon Mobil 3.101% (US0003M+0.780%), 03/01/19 (A)	455	457
HollyFrontier 5.875%, 04/01/26	340	366
MPLX LP 4.875%, 06/01/25	500	519
Nexen Energy ULC 6.200%, 07/30/19	369	379
Petroleos Mexicanos 4.875%, 01/24/22	10	10
4.250%, 01/15/25	410	384
3.500%, 07/23/20	300	298
Western Gas Partners LP 4.500%, 03/01/28	660	648

		6,118

Financials — 18.0%
American Express 3.000%, 10/30/24	1,000	961
Ameriprise Financial 5.300%, 03/15/20	985	1,018
Bank of America 3.366%, 01/23/26 (B)	720	695
Bank of America (MTN) 4.200%, 08/26/24	1,040	1,045
Bank of Montreal 3.803%, 12/15/32 (B)	400	376
Bank of Montreal (MTN) 2.375%, 01/25/19	20	20
Bank of Nova Scotia 2.125%, 09/11/19	535	531
BB&T (MTN) 6.850%, 04/30/19	10	10
BBVA Bancomer SA 4.375%, 04/10/24 144A	660	656
BNY Mellon 3.400%, 05/15/24	505	502
Capital One Financial 3.300%, 10/30/24	735	706
Caterpillar Financial Services (MTN) 7.050%, 10/01/18	5	5
Citigroup 4.450%, 09/29/27	15	15
3.887%, 01/10/28 (B)	260	253
2.700%, 10/27/22	2,070	2,000
Credit Agricole SA (MTN) 3.250%, 10/04/24 144A	375	353
Credit Suisse AG (GMTN) 5.400%, 01/14/20	903	929

	Par (000)	Fair Value (000)

GE Capital International Funding Unlimited Co. 3.373%, 11/15/25	$583	$564
HSBC Bank USA NA
4.875%, 08/24/20	1,375	1,416
JPMorgan Chase 4.125%, 12/15/26	845	844
3.375%, 05/01/23	615	605
KeyBank NA 2.300%, 09/14/22	710	680
KeyCorp (MTN) 5.100%, 03/24/21	9	9
Lloyds Banking Group PLC 4.650%, 03/24/26	655	647
Mastercard 3.375%, 04/01/24	15	15
Morgan Stanley (GMTN)
4.000%, 07/23/25	565	567
2.500%, 04/21/21	765	749
Morgan Stanley (MTN)
4.100%, 05/22/23	435	438
MUFG Americas Holdings 3.500%, 06/18/22	570	571
2.250%, 02/10/20	332	329
National Rural Utilities Cooperative Finance 10.375%, 11/01/18	9	9
Royal Bank of Canada
1.875%, 02/05/20	3,165	3,119
Royal Bank of Scotland Group PLC 6.125%, 12/15/22	750	787
Sumitomo Mitsui Financial Group 2.778%, 10/18/22	670	649
Toronto-Dominion Bank (GMTN) 2.125%, 07/02/19	1,260	1,255
US Bancorp (MTN) 3.600%, 09/11/24	845	843
Wells Fargo (MTN) 4.100%, 06/03/26	620	616
Westpac Banking 2.650%, 01/25/21	450	443

		25,230

Food, Beverage & Tobacco — 1.2%
Constellation Brands 3.875%, 11/15/19	20	20
Dr Pepper Snapple Group
3.130%, 12/15/23	385	370
2.550%, 09/15/26	535	473
Kraft Heinz Foods 3.500%, 06/06/22	800	797

		1,660

Healthcare — 0.6%
Amgen 2.650%, 05/11/22	540	526
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	5	5
2.400%, 09/23/21	10	10
Teva Pharmaceutical Finance III BV 2.800%, 07/21/23	345	305

		846

See Notes to Schedules of Investments.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Industrials — 1.2%
CNH Industrial Capital LLC 4.375%, 04/05/22	$700	$709
Eaton 6.950%, 03/20/19	10	11
Northrop Grumman 5.050%, 08/01/19	5	5
Packaging Corporation of America 3.400%, 12/15/27	460	437
United Rentals North America 4.875%, 01/15/28	515	491

		1,653

Insurance — 0.9%
American International Group 2.300%, 07/16/19	25	25
AXA Equitable Holdings 4.350%, 04/20/28 144A	390	378
Chubb INA Holdings 5.900%, 06/15/19	10	10
Principal Financial Group 3.125%, 05/15/23	10	10
Prudential Financial (MTN) 4.500%, 11/16/21	5	5
XLIT 2.300%, 12/15/18	805	804

		1,232

Materials — 3.0%
ArcelorMittal 6.250%, 02/25/22	615	660
EI du Pont de Nemours 2.200%, 05/01/20	835	825
Huntsman International LLC 4.875%, 11/15/20	740	757
Monsanto 2.125%, 07/15/19	1,272	1,264
Sherwin-Williams 2.750%, 06/01/22	10	10
Yamana Gold 4.950%, 07/15/24	621	621

		4,137

Real Estate — 2.3%
American Campus Communities Operating Partnership LP 3.350%, 10/01/20	110	110
American Campus Communities Operating Partnership LP 3.750%, 04/15/23	535	532
AvalonBay Communities (GMTN) 3.625%, 10/01/20	20	20
Host Hotels & Resorts LP 3.750%, 10/15/23	440	432
Kimco Realty 3.300%, 02/01/25	15	14
Spirit Realty LP 4.450%, 09/15/26	628	607
VEREIT Operating Partnership LP 3.950%, 08/15/27	910	867

	Par (000)	Fair Value (000)

Welltower 3.950%, 09/01/23	$685	$690

		3,272

Retail — 2.8%
Alibaba Group Holding
3.600%, 11/28/24#	880	871
CVS Health 3.500%, 07/20/22	565	562
Lowe’s 2.747% (US0003M+0.420%), 09/10/19 (A)	1,245	1,251
Penske Automotive Group
5.375%, 12/01/24	680	670
Wal-Mart Stores 2.350%, 12/15/22	625	607

		3,961

Technology — 0.9%
Amphenol 3.200%, 04/01/24	395	382
Apple 3.000%, 02/09/24	20	20
3.000%, 06/20/27	15	14
Intel 2.875%, 05/11/24	20	19
Oracle 2.400%, 09/15/23	10	10
Xilinx 2.950%, 06/01/24	864	829

		1,274

Telecommunications — 1.8%
AT&T 4.600%, 02/15/21	1,640	1,683
Telefonica Emisiones SAU
5.134%, 04/27/20	5	5
T-Mobile USA 4.500%, 02/01/26	455	434
Verizon Communications
3.125%, 03/16/22	440	437

		2,559

Transportation — 0.0%
Burlington Northern Santa Fe LLC 3.400%, 09/01/24	10	10
Canadian Pacific Railway
7.250%, 05/15/19	10	10

		20

Utilities — 5.1%
Atmos Energy 8.500%, 03/15/19	5	5
Berkshire Hathaway Energy 3.500%, 02/01/25	584	580
3.250%, 04/15/28	440	420
Duke Energy Florida LLC
3.800%, 07/15/28	555	561
Duke Energy Progress LLC 5.300%, 01/15/19	5	5
NextEra Energy Capital Holdings 3.625%, 06/15/23	5	5

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Utilities — continued
3.342%, 09/01/20	$1,140	$1,145
NSTAR Electric 3.200%, 05/15/27	10	10
Sempra Energy 2.875%, 10/01/22	1,162	1,132
Sierra Pacific Power 2.600%, 05/01/26	770	712
Southern 2.750%, 06/15/20	1,425	1,412
Virginia Electric & Power 3.150%, 01/15/26	15	14
Xcel Energy 4.700%, 05/15/20	1,031	1,052
4.000%, 06/15/28	125	126

		7,179

Total Corporate Bonds
(Cost $68,558)		67,380

OTHER GOVERNMENT AND AGENCY OBLIGATIONS — 2.7%
Canada — 0.9%
CPPIB Capital 1.250%, 09/20/19 144A	1,225	1,207

Germany — 0.7%
Kreditanstalt fuer Wiederaufbau 2.375%, 12/29/22	1,055	1,031

Supranational — 1.1%
European Investment Bank 2.375%, 06/15/22	535	523
International Bank for Reconstruction & Development (GMTN) 1.375%, 09/20/21	1,000	958

		1,481
Total Other Government and Agency Obligations
(Cost $3,806)		3,719

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 7.1%
Federal Home Loan Mortgage Corporation — 1.0%
3.000%, 10/01/31	1,474	1,461

Federal National Mortgage Association — 6.1%
4.000%, 12/01/45	1,448	1,476
3.000%, 02/01/27	30	30
3.000%, 07/01/30	1,527	1,523
3.000%, 01/01/31	631	627
3.000%, 09/01/31	1,595	1,586
2.500%, 10/01/31	1,555	1,513
2.500%, 11/01/31	1,756	1,708

		8,463

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $10,281)		9,924

	Par (000)	Fair Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal National Mortgage Association — 0.2%
1.875%, 09/24/26	$280	$257
0.000%, 10/09/19	25	25

		282

Total U.S. Government Agency Obligations
(Cost $303)		282

U.S. TREASURY OBLIGATIONS — 24.3%
U.S. Treasury Inflation-Indexed Bonds — 3.4%
0.125%, 01/15/22	3,557	3,482
0.125%, 07/15/24	1,358	1,316

		4,798

U.S. Treasury Notes — 20.9%
2.500%, 08/15/23	6,935	6,855
2.500%, 05/15/24	1,740	1,714
2.375%, 08/15/24	3,490	3,410
2.375%, 05/15/27	2,820	2,717
2.250%, 11/15/25	5,405	5,203
2.125%, 09/30/21	2,200	2,162
2.000%, 02/28/21	1,330	1,308
1.625%, 08/15/22	4,325	4,146
1.625%, 05/15/26	1,920	1,760

		29,275

Total U.S. Treasury Obligations
(Cost $34,304)		34,073

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.0%
PNC Government Money Market Fund, Class I Shares 1.810%† (C)	1,361,666	1,362

Total Affiliated Money Market Fund
(Cost $1,362)		1,362

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.7%
(Cost $141,802)		139,564

See Notes to Schedules of Investments.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Number of Shares	Fair Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES LOANED — 0.6% Affiliated Money Market Fund — 0.6%
PNC Government Money Market Fund,
Class I Shares 1.810%† (C)	797,877	$798

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 1.840% (C)	88,653	89

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $887)		887

TOTAL INVESTMENTS — 100.3%
(Cost $142,689)		140,451

Liabilities in Excess of Other Assets — (0.3)%		(431)
TOTAL NET ASSETS — 100.0%		$140,020

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $861 (000).
(A)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(B)

Fixed to floating rate investment. Rate shown is the rate in effect as of period end. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. The table below details the date of the conversion and the floating rate as of that date.

Description	Fixed Rate	Conversion Date	Variable Rate

Bank of America	3.366%	01/23/25	US0003M+0.810%
Bank of Montreal	3.803%	12/15/27	USSW5+1.432%
Citigroup	3.887%	01/10/27	US0003M+1.563%

(C)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,129 (000) and represents 2.2% of total net assets as of August 31, 2018.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$1,362	$–	$–	$1,362

Asset-Backed Securities	–	20,945	–	20,945

Commercial Mortgage-Backed Security	–	1,879	–	1,879

Corporate Bonds	–	67,380	–	67,380

Other Government and Agency Obligations	–	3,719	–	3,719

Short-Term Investments Purchased With Collateral From Securities Loaned	887	–	–	887

U.S. Government Agency Mortgage-Backed Obligations	–	9,924	–	9,924

U.S. Government Agency Obligations	–	282	–	282

U.S. Treasury Obligations	–	34,073	–	34,073

Total Assets - Investments in Securities	$2,249	$138,202	$–	$140,451

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
ASSET-BACKED SECURITIES — 25.7%
Automotive — 16.0%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3 1.160%, 11/25/20	$720	$715
BMW Vehicle Owner Trust,
Series 2018-A, Cl A3 2.350%, 04/25/22	2,800	2,773
Fifth Third Auto Trust,
Series 2017-1, Cl A3 1.800%, 02/15/22	1,079	1,065
Ford Credit Auto Owner Trust,
Series 2017-B, Cl A3 1.690%, 11/15/21	2,445	2,407
Ford Credit Auto Owner Trust,
Series 2018-A, Cl A3 3.030%, 11/15/22	1,960	1,964
GM Financial Consumer Automobile
Receivables Trust,
Series 2018-1, Cl A3 2.320%, 07/18/22	1,020	1,008
Honda Auto Receivables Owner Trust,
Series 2017-1, Cl A3 1.720%, 07/21/21	2,315	2,296
Honda Auto Receivables Owner Trust,
Series 2018-2, Cl A3 3.010%, 05/18/22	785	785
Huntington Auto Trust,
Series 2016-1, Cl A4 1.930%, 04/15/22	2,150	2,120
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A4 1.370%, 07/15/20	691	690
Hyundai Auto Receivables Trust,
Series 2018-A, Cl A3 2.790%, 07/15/22	800	797
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A3 1.260%, 02/16/21	1,465	1,453
Mercedes-Benz Auto Receivables Trust,
Series 2018-1, CI A3 3.030%, 01/17/23	1,270	1,273
Nissan Auto Receivables Owner Trust,
Series 2017-A, Cl A3 1.740%, 08/16/21	2,040	2,019
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A3 1.750%, 10/15/21	2,455	2,421
Toyota Auto Receivables Owner Trust,
Series 2017-A, Cl A4 2.100%, 09/15/22	2,170	2,138
Volkswagen Auto Loan Enhanced Trust,
Series 2018-1, CI A3 3.020%, 11/21/22	605	606

		26,530

Credit Cards — 8.4%
American Express Credit Account Master Trust,
Series 2017-1, Cl A 1.930%, 09/15/22	2,440	2,406

	Par (000)	Fair Value (000)

BA Credit Card Trust,
Series 2018-A1, Cl A1 2.700%, 07/17/23	$2,475	$2,461
Capital One Multi-Asset Execution Trust,
Series 2017-A1, Cl A1 2.000%, 01/17/23	2,260	2,231
Chase Issuance Trust,
Series 2016-A4, Cl A4 1.490%, 07/15/22	2,420	2,358
Citibank Credit Card Issuance Trust,
Series 2017-A8, Cl A8 1.860%, 08/07/22	2,255	2,208
Discover Card Execution Note Trust,
Series 2017-A6, CI A6 1.880%, 02/15/23	2,290	2,244

		13,908

Equipment — 1.3%
CNH Equipment Trust,
Series 2017-C, Cl A3 2.080%, 02/15/23	855	841
John Deere Owner Trust,
Series 2017-A, Cl A3 1.780%, 04/15/21	645	640
John Deere Owner Trust,
Series 2018-A, Cl A3 2.660%, 04/18/22	750	746

		2,227

Total Asset-Backed Securities
(Cost $43,078)		42,665

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9%
Fannie Mae, Series 2003-86, Cl PY 4.500%, 09/25/18 (A)	–	–
Fannie Mae, Series 2003-97, Cl DG 5.000%, 10/25/18	1	1
Fannie Mae, Series 2014-33, Cl AH 3.000%, 06/25/29	1,242	1,237
Fannie Mae, Series 2014-91, Cl PB 3.000%, 02/25/38	1,502	1,501
Freddie Mac, Series 2828, Cl JE 4.500%, 07/15/19	79	79
Freddie Mac, Series 3535, Cl CA 4.000%, 05/15/24	1	2
Freddie Mac, Series 3693, Cl BD 3.000%, 07/15/25	1,285	1,281
Freddie Mac, Series 3741, Cl PA 2.150%, 02/15/35	27	27
Freddie Mac, Series 3945 A, Cl A 3.000%, 03/15/26	1,569	1,566
Freddie Mac, Series 4537, Cl HA 3.500%, 09/15/41	2,371	2,393
Ginnie Mae, Series 1998-GN1, Cl A 7.110%, 08/25/27 (A)	–	–

Total Collateralized Mortgage Obligations
(Cost $8,305)		8,087

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
CORPORATE BONDS — 36.7%
Automotive — 1.3%
Ford Motor Credit LLC
2.425%, 06/12/20	$1,230	$1,203
General Motors Financial
3.200%, 07/13/20	850	847

		2,050

Cable — 2.0%
21st Century Fox America
6.900%, 03/01/19	1,200	1,224
4.500%, 02/15/21	211	217
Charter Communications Operating LLC 3.579%, 07/23/20	1,000	1,003
Comcast 1.625%, 01/15/22	925	877

		3,321

Consumer Discretionary — 0.8%
Carnival 3.950%, 10/15/20	655	665
Royal Caribbean Cruises
2.650%, 11/28/20	678	667

		1,332

Energy — 2.5%
BP Capital Markets PLC
4.742%, 03/11/21	1,020	1,060
2.315%, 02/13/20	260	258
Enterprise Products Operating LLC 2.800%, 02/15/21	865	857
EQT 2.500%, 10/01/20	580	567
Valero Energy 6.125%, 02/01/20	1,283	1,337

		4,079

Financials — 18.7%
ABN AMRO Bank NV (MTN) 2.650%, 01/19/21 144A	850	836
AerCap Ireland Capital DAC 4.250%, 07/01/20	800	810
American Express 3.375%, 05/17/21	1,660	1,665
Bank of America 2.738%, 01/23/22 (B)	2,135	2,102
Bank of Montreal (MTN)
2.100%, 06/15/20	860	847
1.500%, 07/18/19	420	416
Bank of Nova Scotia 2.500%, 01/08/21	1,280	1,260
BNP Paribas SA (MTN)
2.450%, 03/17/19	839	839
Capital One Financial 2.500%, 05/12/20	685	678
Citigroup 2.450%, 01/10/20	2,130	2,114
Citizens Bank NA 2.200%, 05/26/20	1,800	1,767
Credit Suisse AG (GMTN) 5.400%, 01/14/20	1,032	1,061

	Par (000)	Fair Value (000)

GE Capital International Funding Unlimited Co. 2.342%, 11/15/20	$847	$830
Goldman Sachs Group 5.250%, 07/27/21	257	270
2.625%, 04/25/21	1,299	1,275
HSBC Holdings PLC 5.100%, 04/05/21	1,560	1,625
JPMorgan Chase 3.514%, 06/18/22 (B)	2,130	2,140
Lloyds Bank PLC 3.300%, 05/07/21	1,000	1,000
Morgan Stanley (GMTN) 2.500%, 04/21/21	1,705	1,670
National Australia Bank 2.500%, 01/12/21	825	810
Royal Bank of Canada 2.100%, 10/14/20	1,700	1,667
Toronto-Dominion Bank (GMTN) 2.550%, 01/25/21	955	942
UBS AG 2.450%, 12/01/20 144A	2,355	2,309
Westpac Banking 2.150%, 03/06/20	2,130	2,104

		31,037

Food, Beverage & Tobacco — 0.7%
Keurig Dr Pepper 3.551%, 05/25/21 144A	255	256
Kroger 2.600%, 02/01/21	955	938

		1,194

Healthcare — 0.6%
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	475	469
Teva Pharmaceutical Finance III BV 2.200%, 07/21/21	500	468

		937

Industrials — 0.6%
Ryder System (MTN) 2.550%, 06/01/19	955	954

Insurance — 0.6%
XLIT 2.300%, 12/15/18	1,040	1,038

Materials — 1.1%
EI du Pont de Nemours 2.200%, 05/01/20	475	469
Huntsman International LLC 4.875%, 11/15/20	346	354
Monsanto 2.125%, 07/15/19	1,035	1,029

		1,852

Real Estate — 0.6%
VEREIT Operating Partnership LP 4.125%, 06/01/21	1,031	1,044

See Notes to Schedules of Investments.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Retail — 0.6%
CVS Health 3.350%, 03/09/21	$955	$955

Technology — 3.0%
Amphenol 2.550%, 01/30/19	900	900
2.200%, 04/01/20	60	59
IBM Credit LLC 2.650%, 02/05/21	2,130	2,111
KLA-Tencor 3.375%, 11/01/19	1,113	1,117
Xilinx 2.125%, 03/15/19	842	840

		5,027

Telecommunications — 1.0%
AT&T 2.800%, 02/17/21	675	667
Verizon Communications 3.450%, 03/15/21	955	963

		1,630

Utilities — 2.6%
Duke Energy 5.050%, 09/15/19	717	731
NextEra Energy Capital Holdings 2.300%, 04/01/19	1,070	1,068
Sempra Energy 2.400%, 03/15/20	1,280	1,263
Southern Power 1.950%, 12/15/19	1,285	1,268

		4,330

Total Corporate Bonds
(Cost $61,435)		60,780

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 7.5%
Federal Home Loan Mortgage Corporation — 2.5%
6.000%, 05/01/21	3	3
5.500%, 03/01/22	61	62
5.500%, 04/01/22	75	77
4.500%, 02/01/19	7	7
4.500%, 05/01/19	44	44
3.621% (US0012M+1.792%), 03/01/36 (C)	125	131
3.000%, 11/01/28	1,623	1,621
2.500%, 10/01/27	2,179	2,133

		4,078

Federal National Mortgage Association — 5.0%
5.500%, 11/01/18 (A)	–	–
5.000%, 12/01/21	2	2
4.500%, 06/01/21	6	6
4.000%, 08/01/21	85	87
3.971% (H15T1Y+2.130%), 09/01/36 (C)	225	236
3.576% (US0012M+1.591%), 01/01/36 (C)	141	148
3.500%, 07/01/25	1,093	1,105
3.500%, 11/01/31	1,868	1,896
3.000%, 09/01/30	2,010	2,005
2.500%, 01/01/27	1,544	1,522

	Par (000)	Fair Value (000)

2.000%, 07/01/23	$1,320	$1,294

		8,301

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $12,632)		12,379

U.S. TREASURY OBLIGATIONS — 23.6%
U.S. Treasury Notes — 23.6%
2.250%, 04/30/21	985	974
2.125%, 01/31/21	5,505	5,435
2.125%, 08/15/21	1,540	1,515
1.750%, 10/31/20	7,530	7,388
1.625%, 12/31/19	365	360
1.625%, 07/31/20	7,575	7,433
1.500%, 07/15/20	2,380	2,331
1.250%, 10/31/19	3,865	3,810
1.125%, 03/31/20	7,455	7,287
1.000%, 09/30/19	2,605	2,564

Total U.S. Treasury Obligations
(Cost $39,371)		39,097

	Number of Shares

AFFILIATED MONEY MARKET FUND — 1.3%
PNC Government Money Market Fund,
Class I Shares 1.810%† (D)	2,245,702	2,246

Total Affiliated Money Market Fund
(Cost $2,246)		2,246

TOTAL INVESTMENTS — 99.7%
(Cost $167,067)		165,254

Other Assets in Excess of Liabilities — 0.3%		465
TOTAL NET ASSETS — 100.0%		$165,719

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Par and Fair Value are less than $500.
(B)

Fixed to floating rate investment. Rate shown is the rate in effect as of period end. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. The table below details the date of the conversion and the floating rate as of that date.

Description	Fixed Rate	Conversion Date	Variable Rate

Bank of America	2.738%	01/23/21	US0003M+0.370%
JPMorgan Chase	3.514%	06/18/21	US0003M+0.610%

(C)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(D)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,401 (000) and represents 2.1% of total net assets as of August 31, 2018.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Affiliated Money Market Fund	$2,246	$–	$–	$2,246

Asset-Backed Securities	–	42,665	–	42,665

Collateralized Mortgage Obligations	–	8,087	–	8,087

Corporate Bonds	–	60,780	–	60,780

U.S. Government Agency Mortgage- Backed Obligations	–	12,379	–	12,379

U.S. Treasury Obligations	–	39,097	–	39,097

Total Assets - Investments in Securities	$2,246	$163,008	$–	$165,254

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
ASSET-BACKED SECURITIES — 7.0%
Automotive — 4.1%
BMW Vehicle Owner Trust,
Series 2018-A, Cl A4 2.510%, 06/25/24	$335	$330
Fifth Third Auto Trust,
Series 2015-1, Cl A3 1.420%, 03/16/20	114	114
Fifth Third Auto Trust,
Series 2017-1, Cl A3 1.800%, 02/15/22	495	489
Ford Credit Auto Lease Trust,
Series 2017-B, Cl A2A 1.800%, 06/15/20	388	386
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3 1.390%, 07/15/20	73	72
Ford Credit Auto Owner Trust,
Series 2017-C, Cl A4 2.160%, 03/15/23	310	303
GM Financial Consumer Automobile
Receivables Trust,
Series 2018-1, Cl A3 2.320%, 07/18/22	390	386
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4 1.330%, 11/18/22	535	526
Hyundai Auto Receivables Trust,
Series 2017-A, Cl A3 1.760%, 08/16/21	1,005	994
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A3 1.750%, 10/15/21	500	493
Nissan Auto Receivables Owner Trust,
Series 2017-C, Cl A3 2.120%, 04/18/22	590	582
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A4 2.120%, 02/15/23	350	342
Volkswagen Auto Loan Enhanced Trust,
Series 2018-1, CI A3 3.020%, 11/21/22	500	501

		5,518

Credit Cards — 2.5%
American Express Credit Account Master Trust,
Series 2017-1, Cl A 1.930%, 09/15/22	575	567
American Express Credit Account Master Trust,
Series 2017-6, Cl A 2.040%, 05/15/23	740	726
BA Credit Card Trust,
Series 2017-A1, Cl A1 1.950%, 08/15/22	590	582
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Cl A4 1.990%, 07/17/23	510	501

	Par (000)	Fair Value (000)

Citibank Credit Card Issuance Trust,
Series 2017-A9, Cl A9 1.800%, 09/20/21	$1,000	$990

		3,366

Utilities — 0.4%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4 5.550%, 10/20/23	509	531

Total Asset-Backed Securities
(Cost $9,509)		9,415

COLLATERALIZED MORTGAGE OBLIGATION — 0.3%
Freddie Mac, Series 4231, Cl AD 2.500%, 12/15/26	396	387

Total Collateralized Mortgage Obligation
(Cost $396)		387

COMMERCIAL MORTGAGE-BACKED SECURITY — 1.2%
Freddie Mac Multifamily Structured Pass Through
Certificates, Series K067, Cl A2 3.194%, 07/25/27	1,628	1,606

Total Commercial Mortgage-Backed Security
(Cost $1,666)		1,606

CORPORATE BONDS — 42.6%
Automotive — 1.2%
Ford Motor Credit LLC 4.140%, 02/15/23	835	822
General Motors 6.600%, 04/01/36	175	188
5.150%, 04/01/38	160	152
General Motors Financial 3.250%, 01/05/23	235	228
Goodyear Tire & Rubber 4.875%, 03/15/27#	250	229

		1,619

Cable — 2.9%
21st Century Fox America 6.900%, 03/01/19	1,003	1,023
Belo 7.750%, 06/01/27	435	465
CBS 4.600%, 01/15/45	340	319
Charter Communications Operating LLC 6.384%, 10/23/35	675	721
CSC Holdings LLC 8.625%, 02/15/19	200	204
NBCUniversal Media LLC 4.375%, 04/01/21	755	778
Time Warner Cable LLC 4.500%, 09/15/42	180	152
Time Warner Entertainment LP 8.375%, 03/15/23	135	157

		3,819

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Consumer Discretionary — 0.7%
Cedar Fair LP 5.375%, 04/15/27	$145	$141
Hilton Worldwide Finance LLC 4.625%, 04/01/25	175	173
Netflix 4.875%, 04/15/28 144A	320	303
Royal Caribbean Cruises
3.700%, 03/15/28	395	370

		987

Consumer Staples — 0.8%
Kroger 6.150%, 01/15/20	860	896
4.450%, 02/01/47	210	196

		1,092

Energy — 5.3%
Andeavor 5.375%, 10/01/22	475	484
4.500%, 04/01/48	415	387
BP Capital Markets PLC
3.224%, 04/14/24	825	811
Burlington Resources Finance 7.200%, 08/15/31	375	482
ConocoPhillips 6.500%, 02/01/39	5	7
DCP Midstream Operating LP 5.375%, 07/15/25	480	492
Energy Transfer Partners LP 6.125%, 12/15/45	250	264
4.050%, 03/15/25	425	416
EQT Midstream Partners LP 4.750%, 07/15/23	840	852
HollyFrontier 5.875%, 04/01/26	290	312
Kinder Morgan Energy Partners LP (MTN) 6.950%, 01/15/38	465	547
MPLX LP 4.500%, 04/15/38	270	251
NuStar Logistics LP 5.625%, 04/28/27	140	139
Petroleos Mexicanos 6.000%, 03/05/20	230	238
4.250%, 01/15/25	165	155
Phillips 66 4.650%, 11/15/34	340	344
TransCanada PipeLines
6.200%, 10/15/37	145	170
Valero Energy 3.400%, 09/15/26	430	410
Western Gas Partners LP
4.750%, 08/15/28	335	333

		7,094

Financials — 14.1%
American Express 3.000%, 10/30/24	305	293
Bank of America 6.250%, (A) (B)	445	469

	Par (000)	Fair Value (000)

Bank of America (MTN) 4.450%, 03/03/26	$615	$616
4.200%, 08/26/24	1,000	1,005
3.499%, 05/17/22 (A)	385	386
Bank of Nova Scotia 2.125%, 09/11/19	30	30
BBVA Bancomer SA 4.375%, 04/10/24 144A	500	497
BNY Mellon 3.400%, 05/15/24	365	363
BNY Mellon (MTN) 2.600%, 08/17/20	485	481
Capital One Financial 3.300%, 10/30/24	170	163
Caterpillar Financial Services (MTN) 2.100%, 01/10/20	480	476
Citigroup 6.250%, (A) (B)	340	357
4.450%, 09/29/27	1,050	1,040
2.876%, 07/24/23 (A)	960	932
Credit Agricole SA (MTN) 3.250%, 10/04/24 144A	375	353
Credit Suisse AG (GMTN) 5.400%, 01/14/20	630	648
Goldman Sachs Group 3.200%, 02/23/23	785	771
2.350%, 11/15/21	515	499
HSBC Bank USA NA 4.875%, 08/24/20	675	695
HSBC Holdings PLC 6.375%, (A) (B)	500	501
John Deere Capital (MTN) 2.150%, 09/08/22	510	491
JPMorgan Chase 6.100%, (A) (B)	335	349
4.625%, (A) (B)	410	389
3.882%, 07/24/38 (A)	730	680
2.400%, 06/07/21	400	392
Lloyds Banking Group PLC 4.650%, 03/24/26	940	929
Morgan Stanley (GMTN) 4.000%, 07/23/25	710	713
2.500%, 04/21/21	745	730
Morgan Stanley (MTN) 2.625%, 11/17/21	425	415
Royal Bank of Canada 2.100%, 10/14/20	1,375	1,348
Royal Bank of Scotland Group PLC 6.000%, 12/19/23	160	167
5.125%, 05/28/24	650	652
Santander UK Group Holdings PLC (GMTN) 3.125%, 01/08/21	10	10
Sumitomo Mitsui Financial Group 3.102%, 01/17/23	25	24
Toronto-Dominion Bank (GMTN) 2.125%, 07/02/19	15	15
Visa 4.150%, 12/14/35	325	340
Wells Fargo 3.069%, 01/24/23	195	191

See Notes to Schedules of Investments.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Financials — continued
Wells Fargo (MTN) 4.100%, 06/03/26	$250	$248
Westpac Banking 5.000%, (A) (B)	240	215

		18,873

Food, Beverage & Tobacco — 1.5%
Anheuser-Busch InBev Finance 4.700%, 02/01/36	740	750
Constellation Brands 3.875%, 11/15/19	815	823
Kraft Heinz Foods 5.200%, 07/15/45	255	248
5.000%, 06/04/42	190	182

		2,003

Healthcare — 1.7%
Allergan Funding SCS 3.450%, 03/15/22	405	402
Amgen 4.400%, 05/01/45	435	421
2.650%, 05/11/22	280	273
HCA 5.875%, 03/15/22	315	335
Johnson & Johnson 3.550%, 03/01/36	320	310
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	235	232
Teva Pharmaceutical Finance III BV 3.150%, 10/01/26	385	319

		2,292

Industrials — 3.8%
Ashtead Capital 4.125%, 08/15/25 144A	300	289
Cintas No. 2 4.300%, 06/01/21	589	604
CNH Industrial Capital LLC 4.375%, 04/05/22	645	653
General Electric 4.125%, 10/09/42	275	251
KLX 5.875%, 12/01/22 144A	425	440
Owens-Brockway Glass Container 6.375%, 08/15/25 144A	225	231
PulteGroup 7.875%, 06/15/32	373	417
Spirit AeroSystems 4.600%, 06/15/28	385	387
Toll Brothers Finance 4.350%, 02/15/28	500	457
United Continental Holdings 4.250%, 10/01/22	875	860
United Rentals North America 4.875%, 01/15/28	475	453

		5,042

Information Technology — 0.5%
VeriSign 4.625%, 05/01/23	700	710

	Par (000)	Fair Value (000)

Insurance — 1.5%
AXA Equitable Holdings 5.000%, 04/20/48 144A	$175	$164
4.350%, 04/20/28 144A	230	223
Berkshire Hathaway Finance 4.250%, 01/15/21	20	20
4.200%, 08/15/48	300	304
MetLife 6.400%, 12/15/36	365	390
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 144A	335	361
XLIT 4.450%, 03/31/25	610	609

		2,071

Materials — 1.9%
ArcelorMittal 6.250%, 02/25/22	560	601
Huntsman International LLC 4.875%, 11/15/20	1,023	1,046
Sherwin-Williams 2.750%, 06/01/22	240	234
Yamana Gold 4.950%, 07/15/24	610	610

		2,491

Real Estate — 1.1%
American Campus Communities Operating
Partnership LP 4.125%, 07/01/24	420	420
Spirit Realty LP 4.450%, 09/15/26	605	585
VEREIT Operating Partnership LP 3.950%, 08/15/27	475	452

		1,457

Retail — 1.8%
Booking Holdings 2.750%, 03/15/23	165	159
CVS Health 4.300%, 03/25/28	155	154
3.500%, 07/20/22	555	552
Hanesbrands 4.625%, 05/15/24 144A	225	219
Penske Automotive Group 5.375%, 12/01/24	405	400
Walmart 5.625%, 04/01/40	330	407
Wolverine World Wide 5.000%, 09/01/26 144A	475	458

		2,349

Technology — 1.1%
Amphenol 4.000%, 02/01/22	5	5
2.550%, 01/30/19	555	555
Apple 3.850%, 05/04/43	410	395
Microsoft 3.450%, 08/08/36	485	463

		1,418

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Telecommunications — 1.5%
AT&T 5.700%, 03/01/57	$380	$381
5.250%, 03/01/37	270	268
4.750%, 05/15/46	175	158
Nokia OYJ 3.375%, 06/12/22	205	200
T-Mobile USA 4.500%, 02/01/26	395	377
Verizon Communications 5.250%, 03/16/37	635	671

		2,055

Transportation — 0.5%
ERAC USA Finance LLC 5.625%, 03/15/42 144A	285	316
FedEx 3.900%, 02/01/35	365	345

		661

Utilities — 0.7%
Alabama Power 2.450%, 03/30/22	510	496
American Electric Power 2.150%, 11/13/20	405	396
Berkshire Hathaway Energy 3.800%, 07/15/48	90	82

		974

Total Corporate Bonds
(Cost $57,787)		57,007

MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	390	442

Total Municipal Bond
(Cost $431)		442

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 23.7%
Federal Home Loan Mortgage Corporation — 3.4%
8.000%, 10/01/29	1	1
7.500%, 09/01/30 (C)	–	–
6.000%, 12/01/35	318	353
5.500%, 09/01/37	33	35
5.500%, 01/01/38	1	1
4.500%, 09/01/26	20	20
4.500%, 03/01/40	276	290
4.500%, 06/01/41	426	448
4.000%, 10/01/43	1,103	1,129
3.941% (US0012M+1.814%), 01/01/36 (D)	3	3
3.723% (US0012M+1.685%), 12/01/36 (D)	3	3
3.621% (US0012M+1.792%), 03/01/36 (D)	145	152
3.500%, 08/01/29	15	15
3.500%, 06/01/42	624	625
3.000%, 06/01/28	15	15
3.000%, 04/01/32	1,521	1,509

		4,599

	Par (000)	Fair Value (000)

Federal National Mortgage Association — 19.0%
8.000%, 08/01/27	$6	$6
8.000%, 09/01/27	1	1
7.500%, 08/01/26 (C)	–	–
7.500%, 10/01/27	4	4
7.500%, 04/01/31	1	2
7.500%, 08/01/31	2	3
7.000%, 04/01/27	1	1
7.000%, 11/01/27	3	3
7.000%, 08/01/32	1	1
6.000%, 06/01/36	6	7
5.500%, 04/01/34	150	163
5.500%, 06/01/34	7	7
5.500%, 03/01/36	10	11
5.500%, 07/01/37	5	5
5.500%, 05/01/38	10	11
5.000%, 07/01/33	9	10
5.000%, 08/01/37	150	160
5.000%, 03/01/40	182	195
5.000%, 07/01/40	24	26
5.000%, 08/01/40	310	332
4.500%, 07/01/20	3	3
4.500%, 02/01/39	202	212
4.500%, 06/01/39	180	189
4.500%, 10/01/39	29	30
4.500%, 05/01/40	643	673
4.500%, 07/01/40	14	14
4.500%, 11/01/40	609	638
4.500%, 02/01/41	89	93
4.500%, 04/01/41	5	5
4.500%, 08/01/41	11	11
4.000%, 09/01/39	7	8
4.000%, 11/01/40	578	593
4.000%, 01/01/41	72	74
4.000%, 02/01/41	914	937
4.000%, 11/01/41	13	13
4.000%, 12/01/41	33	33
4.000%, 01/01/42	50	52
4.000%, 02/01/42	937	961
4.000%, 08/01/42	493	505
4.000%, 07/01/45	795	811
4.000%, 11/01/45	14	14
3.501% (US0012M+1.395%), 08/01/35 (D)	1	2
3.500%, 02/01/26	157	159
3.500%, 09/01/26	12	12
3.500%, 11/01/26	178	180
3.500%, 01/01/28	829	838
3.500%, 10/01/28	9	9
3.500%, 11/01/29	615	622
3.500%, 03/01/41	1,031	1,033
3.500%, 01/01/42	23	24
3.500%, 06/01/42	1,006	1,007
3.500%, 08/01/42	944	946
3.500%, 09/01/42	29	29
3.500%, 10/01/42	802	803
3.500%, 11/01/42	47	47
3.500%, 06/01/43	898	900
3.500%, 07/01/43	1,174	1,176
3.500%, 10/01/44	33	33
3.500%, 08/01/45	34	33
3.500%, 11/01/45	25	25
3.500%, 12/01/45	1,361	1,356

See Notes to Schedules of Investments.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.500%, 12/01/47	$747	$743
3.000%, 11/01/29	296	295
3.000%, 11/01/42	1,563	1,525
3.000%, 04/01/43	1,397	1,363
3.000%, 05/01/43	927	904
3.000%, 06/01/43	15	15
3.000%, 06/01/46	1,512	1,464
2.500%, 11/01/27	1,271	1,246
2.500%, 12/01/28	235	230
2.500%, 11/01/31	1,638	1,594

		25,430

Government National Mortgage Association — 1.3%
9.000%, 11/15/19 (C)	–	–
9.000%, 06/15/21	1	1
9.000%, 09/15/21	5	5
8.500%, 08/15/27	11	12
8.000%, 09/15/27	5	5
7.000%, 05/20/24	1	1
7.000%, 10/15/27	1	1
7.000%, 12/15/27	1	1
7.000%, 04/15/28 (C)	–	–
7.000%, 04/15/29	2	2
4.500%, 06/15/41 (C)	–	–
4.000%, 09/15/41	842	866
4.000%, 10/20/43	7	7
3.500%, 07/15/42	793	798
3.500%, 12/20/42	19	19

		1,718

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $32,562)		31,747

U.S. TREASURY OBLIGATIONS — 23.4%
U.S. Treasury Bonds — 8.8%
4.500%, 02/15/36	2,825	3,438
3.750%, 08/15/41	5,285	5,938
2.500%, 02/15/45	2,610	2,360

		11,736

U.S. Treasury Inflation-Indexed Bond — 2.6%
0.125%, 07/15/24	3,555	3,444

U.S. Treasury Notes — 12.0%
2.500%, 08/15/23	1,480	1,463
2.375%, 08/15/24	1,200	1,172
2.250%, 11/15/25	950	915
1.625%, 12/31/19	705	696
1.625%, 08/15/22	4,105	3,935
1.500%, 12/31/18	7,965	7,948

		16,129

Total U.S. Treasury Obligations
(Cost $32,165)		31,309

	Number of Shares	Fair Value (000)
AFFILIATED MONEY MARKET FUND — 1.0%
PNC Government Money Market Fund,
Class I Shares 1.810%† (E)	1,346,030	$1,346

Total Affiliated Money Market Fund
(Cost $1,346)		1,346

Total Investments Before Short-Term Investments Purchased with
Collateral from Securities Loaned – 99.5%
(Cost $135,862)		133,259

SHORT-TERM INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES LOANED — 0.2%
Affiliated Money Market Fund — 0.2%
PNC Government Money Market Fund,
Class I Shares 1.810%† (E)	213,408	213

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.840% (E)	23,712	24

Total Short-Term Investments Purchased With Collateral From
Securities Loaned
(Cost $237)		237

TOTAL INVESTMENTS — 99.7%
(Cost $136,099)		133,496
Other Assets in Excess of Liabilities — 0.3%		336
TOTAL NET ASSETS — 100.0%		$133,832

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $227 (000).
(A)

Fixed to floating rate investment. Rate shown is the rate in effect as of period end. Security issued at a fixed coupon rate, which converts to a floating rate at a specified date. The table below details the date of the conversion and the floating rate as of that date.

Description	Fixed Rate	Conversion Date	Variable Rate

Bank of America	6.250%	09/05/24	US0003M+3.705%
Bank of America (MTN)	3.499%	05/17/21	US0003M+0.630%
Citigroup	6.250%	08/15/26	US0003M+4.517%
Citigroup	2.876%	07/24/22	US0003M+0.950%
HSBC Holdings PLC	6.375%	03/30/25	USISDA05+4.368%
JPMorgan Chase	6.100%	10/01/24	US0003M+3.330%
JPMorgan Chase	4.625%	11/01/22	US0003M+2.580%
JPMorgan Chase	3.882%	07/24/37	US0003M+1.360%
Westpac Banking	5.000%	09/21/27	USISDA05+2.888%

(B)	Perpetual security with no stated maturity date.
(C)	Par and Fair Value are less than $500.
(D)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Schedules of Investments.

(E)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,854 (000) and represents 2.9% of total net assets as of August 31, 2018.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$1,346	$–	$–	$1,346

Asset-Backed Securities	–	9,415	–	9,415

Collateralized Mortgage Obligation	–	387	–	387

Commercial Mortgage-Backed Security	–	1,606	–	1,606

Corporate Bonds	–	57,007	–	57,007

Municipal Bond	–	442	–	442

Short-Term Investments Purchased With Collateral From Securities Loaned	237	–	–	237

U.S. Government Agency Mortgage- Backed Obligations	–	31,747	–	31,747

U.S. Treasury Obligations	–	31,309	–	31,309

Total Assets - Investments in Securities	$1,583	$131,913	$–	$133,496

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
ASSET-BACKED SECURITIES — 25.2%
Automotive — 15.3%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3 1.160%, 11/25/20	$4,300	$4,269
Fifth Third Auto Trust,
Series 2017-1, Cl A2A 1.590%, 04/15/20	1,120	1,118
Ford Credit Auto Owner Trust,
Series 2017-A, Cl A3 1.670%, 06/15/21	5,000	4,954
GM Financial Consumer Automobile
Receivables Trust,
Series 2018-1, Cl A2A 2.080%, 01/19/21	4,699	4,683
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3 1.230%, 09/23/19	1,395	1,392
Honda Auto Receivables Owner Trust,
Series 2016-4, Cl A3 1.210%, 12/18/20	5,791	5,739
Huntington Auto Trust,
Series 2016-1, Cl A3 1.590%, 11/16/20	5,191	5,168
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A4 1.370%, 07/15/20	601	601
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A3 1.460%, 02/18/20	2,456	2,452
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A3 1.260%, 02/16/21	2,798	2,775
Mercedes-Benz Auto Receivables Trust,
Series 2018-1, CI A2A 2.710%, 04/15/21	2,260	2,262
Nissan Auto Receivables Owner Trust,
Series 2015-C Cl A3 1.370%, 05/15/20	1,926	1,918
Nissan Auto Receivables Owner Trust,
Series 2017-B, Cl A2A 1.560%, 05/15/20	4,069	4,057
Toyota Auto Receivables Owner Trust,
Series 2016-A, Cl A4 1.470%, 09/15/21	5,765	5,691
Toyota Auto Receivables Owner Trust,
Series 2017-D, Cl A2A 1.740%, 08/17/20	2,972	2,960
Volkswagen Auto Loan Enhanced Trust,
Series 2018-1, CI A2A 2.810%, 07/20/21	1,310	1,311

		51,350

Credit Cards — 7.9%
American Express Credit Account Master Trust,
Series 2017-1, Cl A 1.930%, 09/15/22	4,820	4,753
BA Credit Card Trust,
Series 2017-A1, Cl A1 1.950%, 08/15/22	920	907

	Par (000)	Fair Value (000)

Capital One Multi-Asset Execution Trust,
Series 2016-A6, Cl A6 1.820%, 09/15/22	$6,020	$5,949
Chase Issuance Trust,
Series 2015-A4, CI A4 1.840%, 04/15/22	4,620	4,545
Citibank Credit Card Issuance Trust,
Series 2017-A3, CI A3 1.920%, 04/07/22	4,490	4,422
Discover Card Execution Note Trust,
Series 2016-A4, Cl A4 1.390%, 03/15/22	6,150	6,067

		26,643

Equipment — 2.0%
CNH Equipment Trust,
Series 2017-C, Cl A2 1.840%, 03/15/21	2,889	2,878
John Deere Owner Trust,
Series 2016-A, Cl A3 1.360%, 04/15/20	1,742	1,736
John Deere Owner Trust,
Series 2017-A, Cl A2 1.500%, 10/15/19	342	341
John Deere Owner Trust,
Series 2018-A, Cl A2 2.420%, 10/15/20	1,550	1,548

		6,503

Total Asset-Backed Securities
(Cost $84,766)		84,496

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Fannie Mae, Series 2003-120, Cl BY 4.000%, 12/25/18	1	1
Fannie Mae, Series 2008-18, Cl ND 4.000%, 05/25/20	3	3
Fannie Mae, Series 2011-6, Cl BA 2.750%, 06/25/20	99	100
Freddie Mac, Series 2677, Cl LE 4.500%, 09/15/18	4	4
Freddie Mac, Series 2748, Cl LG 4.500%, 02/15/19	20	20
Freddie Mac, Series 2892, Cl DB 4.500%, 11/15/19	204	205
Freddie Mac, Series 3825, Cl AB 3.000%, 08/15/20	10	10
Freddie Mac, Series 3955, Cl YA 1.750%, 03/15/21	46	46
Freddie Mac, Series 3977, Cl GA 1.500%, 07/15/19	14	14

Total Collateralized Mortgage Obligations
(Cost $404)		403

COMMERCIAL PAPER† — 1.3%
Credit Suisse 2.438%, 10/24/18	1,031	1,028

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
COMMERCIAL PAPER† — continued
National Securities Clearing 2.376%, 01/03/19	$3,500	$3,472

Total Commercial Paper
(Cost $4,500)		4,500

CORPORATE BONDS — 47.4%
Automotive — 2.1%
American Honda Finance
1.500%, 11/19/18	2,400	2,395
Ford Motor Credit LLC
2.021%, 05/03/19	3,150	3,127
Toyota Motor Credit (GMTN) 2.200%, 01/10/20	1,700	1,687

		7,209

Cable — 1.2%
21st Century Fox America
6.900%, 03/01/19	2,250	2,295
NBCUniversal Media LLC 5.150%, 04/30/20	1,710	1,768

		4,063

Energy — 2.4%
BP Capital Markets PLC
1.768%, 09/19/19	1,950	1,931
Enterprise Products Operating LLC 6.500%, 01/31/19	1,905	1,933
5.250%, 01/31/20	975	1,004
Valero Energy 6.125%, 02/01/20	3,060	3,188

		8,056

Financials — 24.9%
American Express Credit (MTN) 2.375%, 05/26/20	524	518
1.875%, 05/03/19	815	811
Ameriprise Financial 7.300%, 06/28/19	3,537	3,665
Bank of America (MTN)
2.250%, 04/21/20	4,200	4,148
Bank of Montreal (MTN)
1.750%, 09/11/19	4,750	4,707
Bank of Nova Scotia 1.650%, 06/14/19	5,000	4,962
BNP Paribas SA (MTN)
2.450%, 03/17/19	2,410	2,409
2.400%, 12/12/18	2,990	2,989
Capital One Financial 2.450%, 04/24/19	5,000	4,993
Caterpillar Financial Services (MTN) 2.000%, 11/29/19	3,510	3,477
CBOE Global Markets
1.950%, 06/28/19	3,910	3,886
Citibank NA 3.050%, 05/01/20	4,800	4,801
Commonwealth Bank of Australia (GMTN) 2.050%, 03/15/19	3,000	2,990
Cooperatieve Rabobank UA 1.375%, 08/09/19	4,000	3,949

	Par (000)	Fair Value (000)

Goldman Sachs Group
2.600%, 12/27/20	$3,300	$3,255
John Deere Capital (MTN) 2.200%, 03/13/20	1,180	1,168
1.650%, 10/15/18	2,200	2,198
JPMorgan Chase 2.250%, 01/23/20	4,500	4,454
Morgan Stanley 2.650%, 01/27/20	4,000	3,978
MUFG Union Bank NA
2.625%, 09/26/18	2,675	2,676
Royal Bank of Canada
2.200%, 09/23/19	6,000	5,957
Santander UK PLC 2.375%, 03/16/20	3,260	3,222
Sumitomo Mitsui Banking 2.092%, 10/18/19	750	741
Toronto-Dominion Bank (GMTN) 1.900%, 10/24/19	3,580	3,545
Westpac Banking 2.150%, 03/06/20	4,088	4,038

		83,537

Healthcare — 3.5%
Abbott Laboratories 2.350%, 11/22/19	1,726	1,715
Cardinal Health 2.400%, 11/15/19	2,950	2,934
Gilead Sciences 1.850%, 09/20/19	3,570	3,537
Walgreen 5.250%, 01/15/19	3,506	3,537

		11,723

Industrials — 0.9%
Ryder System (MTN) 2.550%, 06/01/19	2,939	2,935

Insurance — 1.4%
XLIT 2.300%, 12/15/18	4,610	4,603

Materials — 0.8%
Monsanto 2.125%, 07/15/19	2,872	2,855

Retail — 0.7%
CVS Health 3.125%, 03/09/20	2,280	2,281

Technology — 4.8%
Amphenol 2.200%, 04/01/20	2,710	2,671
Apple 1.550%, 02/08/19	2,200	2,192
IBM Credit LLC 1.625%, 09/06/19	4,000	3,959
KLA-Tencor 3.375%, 11/01/19	3,000	3,012
Oracle 5.000%, 07/08/19	4,085	4,167

		16,001

See Notes to Schedules of Investments.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
CORPORATE BONDS — continued
Telecommunications — 1.4%
AT&T 5.800%, 02/15/19	$4,560	$4,621

Utilities — 3.3%
NextEra Energy Capital Holdings 2.300%, 04/01/19	3,667	3,658
1.649%, 09/01/18	1,180	1,180
Sempra Energy 2.400%, 03/15/20	3,385	3,341
Southern Power 1.950%, 12/15/19	3,120	3,080

		11,259

Total Corporate Bonds
(Cost $159,912)		159,143

U.S. TREASURY OBLIGATIONS — 22.2%
U.S. Treasury Notes — 22.2%
1.750%, 09/30/19	6,795	6,741
1.625%, 07/31/19	16,275	16,153
1.500%, 01/31/19	770	768
1.500%, 05/31/19	4,890	4,858
1.500%, 05/15/20	13,690	13,437
1.375%, 12/15/19	16,700	16,454
1.250%, 10/31/19	16,395	16,160

Total U.S. Treasury Obligations
(Cost $74,690)		74,571

	Number of Shares	Fair Value (000)
AFFILIATED MONEY MARKET FUND — 3.1%
PNC Government Money Market Fund,
Class I Shares 1.810%†† (A)	10,532,388	$10,532

Total Affiliated Money Market Fund
(Cost $10,532)		10,532
TOTAL INVESTMENTS — 99.3%
(Cost $334,804)		333,645
Other Assets in Excess of Liabilities — 0.7%		2,432
TOTAL NET ASSETS — 100.0%		$336,077

†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Affiliated Money Market Fund	$10,532	$–	$–	$10,532

Asset-Backed Securities	–	84,496	–	84,496

Collateralized Mortgage Obligations	–	403	–	403

Commercial Paper	–	4,500	–	4,500

Corporate Bonds	–	159,143	–	159,143

U.S. Treasury Obligations	–	74,571	–	74,571

Total Assets - Investments in Securities	$10,532	$323,113	$–	$333,645

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
MUNICIPAL BONDS — 95.6%
Alaska — 5.2%
Alaska Housing Finance Corporation, State Capital Project (RB) Series C 5.000%, 06/01/29	$1,165	$1,328
Alaska International Airports System (RB)
Series A 5.000%, 10/01/30	1,190	1,357

		2,685

Connecticut — 4.3%
Connecticut State Health & Educational Facility Authority, Quinnipiac University (RB) Series L 5.000%, 07/01/30	2,000	2,242

Florida — 9.9%
Broward County, Florida Port Facilities (RB)
Series A (AGM) 5.000%, 09/01/24	1,000	1,081
Miami-Dade County, Florida Aviation (RB) 5.000%, 10/01/28	1,000	1,165
Volusia County Educational Facility
Authority (RB) 5.000%, 06/01/26	1,500	1,713
Volusia County Educational Facility
Authority (RB) Series B 5.000%, 10/15/29	1,000	1,128

		5,087

Illinois — 5.4%
Chicago Midway International Airport (RB)
Series B 5.000%, 01/01/23	1,500	1,662
Railsplitter Tobacco Settlement Authority (RB) 5.000%, 06/01/28	1,000	1,132

		2,794

Indiana — 14.3%
Ball State University, Housing and
Dining System (RB) 5.000%, 07/01/26	1,250	1,401
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series A 5.000%, 08/15/25	2,000	2,232
Indiana Municipal Power Agency (RB)
Series A 5.000%, 01/01/33	1,000	1,144
Purdue University Student Fee (RB) Series CC 5.000%, 07/01/25	1,245	1,454
5.000%, 07/01/32	1,000	1,155

		7,386

Kansas — 2.5%
Olathe, Olathe Medical Center (RB) Series A 5.000%, 09/01/26	1,190	1,297

Louisiana — 2.2%
New Orleans Aviation Board (RB) Series A 5.000%, 01/01/25	1,000	1,144

	Par (000)	Fair Value (000)

Massachusetts — 5.3%
Commonwealth of Massachusetts (GO)
Series B (AGM) 5.250%, 08/01/28	$1,000	$1,234
Massachusetts Development Finance Agency,
Tufts Medical Center (RB) Series I 6.250%, 01/01/27	400	435
Massachusetts Housing Finance Agency (RB)
Series 171 4.000%, 12/01/44	1,015	1,051

		2,720

Missouri — 6.0%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A 5.000%, 06/01/26	1,705	1,854
5.000%, 06/01/27	1,145	1,240

		3,094

New Jersey — 5.4%
New Jersey Turnpike Authority (RB) Series A1 5.000%, 01/01/32	1,500	1,722
South Jersey Transportation Authority LLC (RB)
Series A 5.000%, 11/01/29	1,000	1,073

		2,795

Ohio — 2.4%
Ohio State University (RB) Series D 5.000%, 12/01/29	1,000	1,219

Oklahoma — 2.1%
Oklahoma Housing Finance Agency (RB)
Series A (GNMA) 5.000%, 09/01/27	1,000	1,076

Pennsylvania — 16.6%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A 5.000%, 09/01/24	1,000	1,068
Commonwealth of Pennsylvania (GO)
First Series 5.000%, 03/01/23	1,000	1,115
Monroeville Finance Authority (RB) 5.000%, 02/15/26	850	987
5.000%, 02/15/27	1,275	1,494
Philadelphia Airport Revenue (RB) Series B 5.000%, 07/01/34	1,500	1,686
Philadelphia Authority for Industrial
Development, Temple University (RB)
Second Series of 2016 5.000%, 04/01/31	1,000	1,131
Philadelphia Gas Works (RB) Thirteenth Series 5.000%, 08/01/22	1,000	1,101

		8,582

See Notes to Schedules of Investments.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
MUNICIPAL BONDS — continued
Rhode Island — 2.1%
Rhode Island Health & Educational Building
Corporation, Hospital Financing Lifespan
Obligated Group (RB) 5.000%, 05/15/24	$950	$1,065

Texas — 4.5%
Dallas-Fort Worth International Airport (RB)
Series G 5.000%, 11/01/26	1,125	1,196
North Texas Tollway Authority System (RB)
First Tier Series A 5.000%, 01/01/33	1,000	1,141

		2,337

Washington — 4.3%
Energy Northwest, Project 1 (RB) Series A 5.000%, 07/01/26	2,000	2,207

Guam — 3.1%
Guam (RB) Series A 5.000%, 01/01/25	1,500	1,599

Total Municipal Bonds
(Cost $48,858)		49,329
TOTAL INVESTMENTS — 95.6%
(Cost $48,858)		49,329
Other Assets in Excess of Liabilities — 4.4%		2,253
TOTAL NET ASSETS — 100.0%		$51,582

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Municipal Bonds	$–	$49,329	$–	$49,329

Total Assets - Investments in Securities	$–	$49,329	$–	$49,329

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
MUNICIPAL BONDS — 100.2%
Alaska — 4.3%
Alaska Housing Finance Corporation, State Capital Project II (RB) Series A 5.000%, 12/01/22	$1,010	$1,110
Alaska International Airports System (RB) Series A 5.000%, 10/01/24	1,250	1,437
Municipality of Anchorage, Electric Utility (RB) Series A 5.000%, 12/01/22	1,550	1,721

		4,268

District of Columbia — 1.8%
District of Columbia (GO) Series E 5.000%, 06/01/21	1,605	1,739

Florida — 10.8%
Broward County, Florida Port Facilities (RB) Series A (AGM) 5.000%, 09/01/24	1,730	1,870
Central Florida Expressway Authority (BAN) (RB) 1.625%, 01/01/19	1,925	1,925
Citizens Property Insurance (RB) Series A-1 5.000%, 06/01/19	1,000	1,023
5.000%, 06/01/21	1,500	1,620
5.000%, 06/01/22	1,500	1,639
Palm Beach County Health Facilities Authority (RB) 4.000%, 12/01/19	1,000	1,021
Volusia County Educational Facility Authority (RB) 5.000%, 06/01/24	1,345	1,528

		10,626

Illinois — 10.7%
Champaign County Community Unit School District No. 4 (GO) 5.000%, 01/01/21	1,000	1,066
Chicago Midway International Airport (RB) Series B 5.000%, 01/01/22	1,000	1,088
Chicago O’Hare International Airport (RB) Series B 5.000%, 01/01/23	1,000	1,117
Illinois Finance Authority, DePaul University (RB) 5.000%, 10/01/20	1,500	1,590
Illinois Finance Authority, The Art Institute of Chicago (RB) Series A 5.250%, 03/01/19	1,000	1,016
Railsplitter Tobacco Settlement Authority (RB) 5.000%, 06/01/26	1,925	2,201
State of Illinois (GO) Series B (DD) 5.000%, 10/01/27	2,300	2,455

		10,533

Indiana — 8.7%
Ball State University, Housing and Dining System (RB) 5.000%, 07/01/21	725	787

	Par (000)	Fair Value (000)

5.000%, 07/01/22	$500	$555
Ball State University, Student Fee (RB) Series R 5.000%, 07/01/21	1,500	1,628
Indiana Finance Authority, Beacon Health Systems Obligated Group (RB) Series A 5.000%, 08/15/20	1,000	1,058
5.000%, 08/15/21	1,000	1,083
Indiana Municipal Power Agency, Power Supply System (RB) Series C 5.000%, 01/01/24	1,000	1,138
Purdue University, Student Fee (RB) Series CC 5.000%, 07/01/24	2,000	2,306

		8,555

Iowa — 1.2%
Ames, Mary Greeley Medical Center (RB) 5.000%, 06/15/23	1,040	1,158

Kansas — 2.2%
Kansas State Department of Transportation (RB) Series B 5.000%, 09/01/19	1,000	1,032
Wyandatte County, Kansas City Unified Government Utility System (RB) Series A 5.000%, 09/01/24	1,000	1,143

		2,175

Kentucky — 3.0%
Kentucky Bond Development Corporation, St. Elizabeth Medical Center (RB) 5.000%, 05/01/24	2,640	3,014

Louisiana — 0.9%
New Orleans Aviation Board (RB) Series A 5.000%, 01/01/24	790	893

Maryland — 2.6%
Maryland Economic Development Corporation, Potomac Electric Project (RB) 6.200%, 09/01/22	1,500	1,532
Maryland State, Prerefunded 03/01/21 @ 100 (GO) Series A 5.000%, 03/01/22	1,000	1,075

		2,607

Massachusetts — 0.6%
Massachusetts Housing Finance Agency (RB) Series 172 4.000%, 06/01/45	620	644

Michigan — 1.0%
Michigan Finance Authority, Unemployment Obligation Assessment (RB) Series B 5.000%, 07/01/20	1,000	1,028

Mississippi — 2.1%
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series G (VRDN) 1.540%, 11/01/35	2,100	2,100

See Notes to Schedules of Investments.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
MUNICIPAL BONDS — continued
Missouri — 7.0%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB) Series A 5.000%, 06/01/20	$1,000	$1,054
5.000%, 06/01/22	1,570	1,730
Missouri Development Finance Board, Nelson Gallery Foundation (RB) Series A (SBPA – Northern Trust) (VRDN) 1.430%, 12/01/33	1,500	1,500
Missouri Highway & Transportation Commission (RB) Series A 5.000%, 05/01/22	2,360	2,617

		6,901

New Jersey — 1.2%
New Jersey Turnpike Authority (RB) Series A 5.000%, 01/01/27	1,000	1,180

New York — 3.5%
Long Island Power Authority (RB) Series A (ETM) 5.000%, 04/01/19	1,385	1,413
New York City Municipal Water Finance Authority, Water & Sewer System (RB) Series DD-1 (SBPA - TD Bank) (VRDN) 1.500%, 06/15/43##	2,000	2,000

		3,413

North Carolina — 3.8%
North Carolina Housing Finance Agency (RB) Series 38-B 4.000%, 07/01/47	1,435	1,505
North Carolina Medical Care Commission, North Carolina Baptist Hospital (RB) 5.000%, 06/01/20	2,115	2,228

		3,733

Ohio — 2.3%
American Municipal Power, AMP Fremont Energy Center (RB) Series A 5.000%, 02/15/25	1,500	1,720
Hamilton County Hospital Facilities, UC Health (RB) 5.000%, 02/01/23	500	556

		2,276

Pennsylvania — 9.1%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A 5.000%, 09/01/19	610	625
Commonwealth of Pennsylvania (GO) First Series 5.000%, 03/01/23	2,000	2,229
Pennsylvania Economic Development Financing Authority (RB) Series B 5.000%, 07/01/20	1,000	1,027

	Par (000)	Fair Value (000)

Pennsylvania Higher Educational Facilities Authority, University of Sciences in Philadelphia (RB) Series A 5.000%, 11/01/23	$1,500	$1,684
Pennsylvania Housing Finance Agency (RB) Series 105B 4.250%, 04/01/24	500	505
Pennsylvania Turnpike Commission, Prerefunded 12/01/21 @ 100 (RB) Series E 5.000%, 12/01/24	1,000	1,092
Philadelphia Gas Works, Fourteenth Series (RB) 5.000%, 10/01/21	1,700	1,843

		9,005

Rhode Island — 1.1%
Rhode Island Health & Educational Building Corporation, Hospital Financing Lifespan Obligated Group (RB) 5.000%, 05/15/24	1,000	1,121

Tennessee — 0.6%
Tennessee Housing Development Agency, Residential Finance Program (RB) Series 2C 4.000%, 01/01/45	600	624

Texas — 13.2%
Dallas Area Rapid Transit (RB) Series B 5.000%, 12/01/22	1,500	1,679
Katy Independent School District, School Building (GO) Series A (PSF-GTD) 5.000%, 02/15/21	2,000	2,153
Lewisville Independent School District (GO) Series A (PSF-GTD) 5.000%, 08/15/21	2,000	2,178
Lower Neches Valley Authority Industrial Development, ExxonMobil Project (RB) Series A (VRDN) 1.550%, 11/01/29##	1,055	1,055
North Texas Tollway Authority System (RB) First Tier Series A 5.000%, 01/01/25	1,400	1,554
University of Texas System (RB) Series A 5.000%, 08/15/21	1,400	1,525
University of Texas System (RB) Series B 5.000%, 08/15/21	1,100	1,198
University of Texas System (RB) Series J 5.000%, 08/15/24	1,500	1,734

		13,076

Utah — 1.0%
Nebo School District, School Building (GO) 5.000%, 07/01/19	1,000	1,027

Virginia — 1.1%
York County Economic Development Authority, Virginia Electric and Power Company Project (RB) Series A (VRDN) 1.875%, 05/01/33	1,050	1,049

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
MUNICIPAL BONDS — continued
Washington — 6.4%
Energy Northwest, Project 1 (RB) Series A 5.000%, 07/01/26	$2,000	$2,207
Port of Seattle (RB) Series B 5.000%, 03/01/21	2,200	2,364
Seattle Washington Municipal Light & Power Improvement (RB) Series C 5.000%, 10/01/23	1,500	1,709

		6,280

Total Municipal Bonds (Cost $99,613)		99,025
TOTAL INVESTMENTS — 100.2% (Cost $99,613)		99,025
Liabilities in Excess of Other Assets — (0.2)%		(206)
TOTAL NET ASSETS — 100.0%		$98,819

##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Municipal Bonds	$–	$99,025	$–	$99,025

Total Assets - Investments in Securities	$–	$99,025	$–	$99,025

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 53.5%
Federal Farm Credit Bank — 18.6%
Federal Farm Credit Bank
1.925% (US0001M-0.140%), 09/28/18 (FRN)	$50,000	$50,000
2.141% (USBMMY3M+0.050%), 12/05/18 (FRN)	55,000	55,000
2.124% (US0003M-0.195%), 12/07/18 (FRN)	20,000	20,000
1.880% (FCPR DLY-3.120%), 01/02/19 (FRN)	50,000	50,000
1.980% (FCPR DLY-3.020%), 01/14/19 (FRN)	35,000	35,014
2.237% (US0001M+0.170%), 01/22/19 (FRN)	72,787	72,870
2.191% (USBMMY3M+0.100%), 01/25/19 (FRN)	20,000	20,003
1.890% (FCPR DLY-3.110%), 02/01/19 (FRN)	60,000	60,000
1.930% (FCPR DLY-3.070%), 02/20/19 (FRN)	50,000	49,999
1.890% (FCPR DLY-3.110%), 02/28/19 (FRN)	35,000	34,999
1.948% (US0001M-0.135%), 03/08/19 (FRN)	20,000	20,000
2.166% (US0003M-0.160%), 03/12/19 (FRN)	25,000	24,999
1.957% (US0001M-0.110%), 03/12/19 (FRN)	35,000	35,000
2.022% (US0001M-0.060%), 04/03/19 (FRN)	50,000	50,019
1.930% (FEDL01+0.010%), 04/24/19 (FRN)	15,200	15,204
1.940% (FCPR DLY-3.060%), 04/25/19 (FRN)	45,000	44,997
1.920% (US0001M-0.140%), 05/17/19 (FRN)	38,000	37,997
1.930% (US0001M-0.135%), 06/13/19 (FRN)	45,000	44,966
1.895% (FEDL01-0.025%), 06/18/19 (FRN)	57,000	57,000
2.041% (US0001M-0.025%), 06/24/19 (FRN)	40,000	40,000
1.986% (US0001M-0.085%), 07/09/19 (FRN)	50,000	50,000
1.977% (US0001M-0.090%), 07/12/19 (FRN)	30,000	29,998
1.983% (US0001M-0.100%), 10/08/19 (FRN)	50,000	49,988
2.070% (FCPR DLY-2.930%), 10/29/19 (FRN)	25,000	25,001
1.970% (US0001M-0.095%), 11/25/19 (FRN)	50,000	50,003
1.981% (US0001M-0.100%), 12/02/19 (FRN)	75,000	74,969
2.090% (FCPR DLY-2.910%), 12/11/19 (FRN)	50,000	49,994
1.979% (US0001M-0.090%), 01/21/20 (FRN)	60,000	60,000
2.030% (FCPR DLY-2.970%), 01/24/20 (FRN)	50,000	50,000
2.080% (FCPR DLY-2.920%), 02/10/20 (FRN)	50,000	49,993
2.040% (FCPR DLY-2.960%), 03/13/20 (FRN)	25,000	24,996
Federal Farm Credit Bank (DN) 1.950%, 09/10/18	25,000	24,992
1.910%, 09/12/18	50,000	49,979
1.920%, 09/13/18	25,000	24,988
1.906%, 09/18/18	70,000	69,948
1.950%, 09/19/18	40,000	39,968
1.930%, 09/21/18	35,000	34,968
1.933%, 09/24/18	40,000	39,957
1.940%, 09/25/18	20,000	19,978
1.930%, 10/01/18	20,000	19,971
1.935%, 10/02/18	41,000	40,938
1.965%, 10/04/18	60,000	59,902
2.010%, 10/29/18	50,000	49,847

	Par (000)	Fair Value (000)

1.980%, 10/30/18	$40,000	$39,877
1.980%, 11/01/18	15,000	14,952
2.020%, 11/20/18	24,000	23,897
2.060%, 11/23/18	22,000	21,900
2.080%, 12/17/18	30,000	29,821
2.040%, 01/03/19	20,000	19,865
2.170%, 01/11/19	10,000	9,923
2.170%, 03/19/19	25,000	24,711

		1,993,391

Federal Home Loan Bank — 26.8%
Federal Home Loan Bank
1.950% (US0001M-0.130%), 09/05/18 (FRN)	70,000	70,000
1.951% (US0001M-0.120%), 09/07/18 (FRN)	50,000	50,000
1.952% (US0001M-0.115%), 09/11/18 (FRN)	50,000	50,000
1.947% (US0001M-0.120%), 09/13/18 (FRN)	50,000	50,000
1.962% (US0001M-0.120%), 10/01/18 (FRN)	35,000	35,000
1.932% (US0001M-0.135%), 10/12/18 (FRN)	40,000	40,000
1.924% (US0001M-0.140%), 10/16/18 (FRN)	50,000	50,000
1.942% (US0001M-0.135%), 10/19/18 (FRN)	25,000	25,000
1.941% (US0001M-0.140%), 11/02/18 (FRN)	40,000	40,000
1.953% (US0003M-0.390%), 11/07/18 (FRN)	80,000	80,000
1.993% (US0001M-0.090%), 11/08/18 (FRN)	60,750	60,752
1.948% (US0001M-0.135%), 11/08/18 (FRN)	60,000	60,000
1.981% (US0001M-0.090%), 11/09/18 (FRN)	40,000	40,000
1.947% (US0001M-0.130%), 11/16/18 (FRN)	45,000	45,000
1.928% (US0001M-0.145%), 11/29/18 (FRN)	75,000	75,000
1.962% (US0001M-0.105%), 12/11/18 (FRN)	75,000	75,000
1.967% (US0001M-0.100%), 12/13/18 (FRN)	50,000	50,000
1.962% (US0001M-0.115%), 12/18/18 (FRN)	55,000	55,000
1.969% (US0001M-0.100%), 12/21/18 (FRN)	50,000	50,004
1.930% (US0001M-0.135%), 12/27/18 (FRN)	45,000	45,000
1.970% (US0001M-0.110%), 01/04/19 (FRN)	35,000	35,000
1.977% (US0001M-0.090%), 01/14/19 (FRN)	25,000	25,004
1.957% (US0001M-0.110%), 01/22/19 (FRN)	50,000	49,999
1.975% (US0001M-0.090%), 01/25/19 (FRN)	30,000	30,000
2.000% (US0001M-0.080%), 02/04/19 (FRN)	40,000	40,000
1.983% (US0003M-0.360%), 02/08/19 (FRN)	50,000	50,000
1.957% (US0001M-0.110%), 02/22/19 (FRN)	75,000	75,000
1.930% (US0001M-0.135%), 02/28/19 (FRN)	75,000	74,999
1.983% (US0001M-0.080%), 03/15/19 (FRN)	55,000	55,000
1.965% (US0001M-0.115%), 04/05/19 (FRN)	50,000	50,000
1.999% (US0003M-0.340%), 04/09/19 (FRN)	40,000	40,000
1.973% (US0001M-0.090%), 04/15/19 (FRN)	70,000	70,000
1.991% (US0001M-0.080%), 07/09/19 (FRN)	35,000	35,000
1.939% (US0001M-0.125%), 07/16/19 (FRN)	45,000	45,000
1.977% (US0001M-0.090%), 07/22/19 (FRN)	55,000	55,000
1.960% (US0001M-0.105%), 07/26/19 (FRN)	35,000	35,000
2.059% (US0003M-0.280%), 09/27/19 (FRN)	35,000	35,000
1.971% (US0001M-0.095%), 10/23/19 (FRN)	50,000	50,000
2.001% (US0001M-0.070%), 02/07/20 (FRN)	50,000	50,000
2.017% (US0001M-0.060%), 02/20/20 (FRN)	50,000	50,000
Federal Home Loan Bank (DN) 1.920%, 09/18/18	50,000	49,963
1.920%, 09/19/18	45,000	44,964
1.930%, 09/21/18	25,000	24,977
1.907%, 09/28/18	125,000	124,842
1.910%, 10/03/18	32,586	32,537
1.960%, 10/05/18	51,900	51,813
1.958%, 10/09/18	85,000	84,839
1.980%, 10/10/18	80,000	79,842

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Bank — continued
1.980%, 10/12/18	$50,000	$49,896
2.005%, 10/17/18	74,000	73,824
2.010%, 10/23/18	50,000	49,864
1.850%, 10/29/18	22,723	22,660
2.000%, 11/05/18	50,000	49,829
1.820%, 11/19/18	35,000	34,867
2.080%, 11/21/18	65,000	64,708
2.080%, 11/30/18	40,000	39,801

		2,874,984

Federal Home Loan Mortgage Corporation — 6.4%
Federal Home Loan Mortgage Corporation
1.999% (US0003M-0.340%), 01/09/19 (FRN)	70,000	70,000
1.917% (US0001M-0.150%), 02/12/19 (FRN)	40,000	40,000
1.955% (US0001M-0.110%), 05/28/19 (FRN)	40,000	40,000
2.172% (US0003M-0.165%), 07/05/19 (FRN)	30,000	30,038
0.875%, 07/19/19	28,421	28,040
1.983% (US0001M-0.100%), 08/08/19 (FRN)	50,000	50,000
Federal Home Loan Mortgage Corporation (DN) 1.910%, 09/05/18	85,000	84,995
1.911%, 09/19/18	56,787	56,742
1.910%, 09/20/18	50,000	49,958
1.910%, 09/26/18	100,000	99,883
1.930%, 10/02/18	10,000	9,985
1.960%, 10/18/18	40,000	39,905
1.960%, 11/01/18	50,000	49,843
2.010%, 11/05/18	20,000	19,931
2.050%, 12/03/18	14,000	13,929

		683,249

Federal National Mortgage Association — 1.7%
Federal National Mortgage Association (DN) 1.890%, 09/26/18	40,000	39,954
1.920%, 09/28/18	50,000	49,936
1.950%, 10/03/18	37,500	37,441
2.000%, 10/31/18	25,000	24,921
2.050%, 11/14/18	30,000	29,880

		182,132

Total U.S. Government Agency Obligations
(Cost $5,733,756)		5,733,756

	Par (000)	Fair Value (000)
U.S. TREASURY OBLIGATIONS — 14.7%
U.S. Treasury Bills† — 14.2%
1.884%, 09/06/18	$40,000	$39,996
1.905%, 09/13/18	60,000	59,972
1.900%, 09/20/18	155,000	154,870
1.885%, 09/27/18	105,000	104,874
1.940%, 10/04/18	100,000	99,844
1.929%, 10/11/18	90,000	89,822
1.996%, 11/01/18	40,000	39,873
2.020%, 11/08/18	125,000	124,547
2.038%, 11/15/18	120,000	119,518
2.082%, 11/23/18	120,000	119,453
2.075%, 11/29/18	120,000	119,413
2.055%, 12/06/18	80,000	79,577
2.060%, 12/13/18	90,000	89,493
2.100%, 12/27/18	60,000	59,605
2.190%, 01/10/19	75,000	74,440
2.180%, 01/31/19	90,000	89,196
2.200%, 02/07/19	20,000	19,812
2.240%, 02/28/19	35,000	34,620

		1,518,925

U.S. Treasury Notes — 0.5%
2.261% (USBMMY3M+0.170%), 10/31/18 (FRN)	35,000	35,009
2.091% (USBMMY3M+0.000%), 01/31/20 (FRN)	25,000	25,000

		60,009

Total U.S. Treasury Obligations
(Cost $1,578,934)		1,578,934

	Number of Shares
MONEY MARKET FUNDS — 1.4%
Invesco Government & Agency Portfolio, Institutional Class 1.850% (A)	1,000,000	1,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 1.840% (A)	143,660,698	143,661
Total Money Market Funds
(Cost $144,661)		144,661

See Notes to Schedules of Investments.

P N C  G o v e r n m e n t  M o n e y   M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
REPURCHASE AGREEMENTS — 30.4%

Deutsche Bank Securities Inc.

1.960% (dated 08/31/18, due 09/04/18, repurchase price $125,027,222, collateralized by U.S. Treasury Note, 2.875%, due 07/31/25, total value $127,500,082)	$125,000	$125,000

Goldman Sachs & Co.

1.960% (dated 08/31/18, due 09/04/18, repurchase price $475,103,444, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bond, 3.000% to 6.000%, due 04/01/25 to 06/01/48, total value $484,500,000) (B)	475,000	475,000

1.930% (dated 08/30/18, due 09/06/18, repurchase price $150,056,292, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.000% to 7.000%, due 05/01/25 to 04/01/48, total value $153,000,000) (B)	150,000	150,000

1.960% (dated 08/31/18, due 09/07/18, repurchase price $250,095,278, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.500% to 5.500%, due 04/01/28 to 08/01/48, total value $255,000,000) (B)	250,000	250,000

HSBC Securities USA

1.940% (dated 08/31/18, due 09/04/18, repurchase price $500,107,778, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.500% to 5.500%, due 09/01/28 to 07/01/48, total value $510,000,000) (C)	500,000	500,000

1.920% (dated 08/29/18, due 09/05/18, repurchase price $200,074,667, collateralized by U.S. Treasury Bill, U.S. Treasury Bonds, U.S. Treasury Inflation Adjusted Note and U.S. Treasury Note, 0.000% to 8.750%, due 02/28/19 to 08/15/27, total value $204,000,016) (C)	200,000	200,000

1.930% (dated 08/30/18, due 09/06/18, repurchase price $125,046,910, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.000% to 5.500%, due 09/01/23 to 08/01/48, total value $127,500,000) (C)	125,000	125,000

	Par (000)	Fair Value (000)

Merrill Lynch Pierce Fenner & Smith

1.960% (dated 08/31/18, due 09/04/18, repurchase price $200,043,556, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 3.500% to 4.000%, due 01/01/41 to 07/01/47, total value $204,000,000)	$200,000	$200,000

NatWest Markets Securities Inc.

1.950% (dated 08/31/18, due 09/04/18, repurchase price $500,108,333, collateralized by U.S. Treasury Bond, U.S. Treasury Inflation Indexed Bond and U.S. Treasury Notes, 1.625% to 3.125%, due 02/15/19 to 11/15/41, total value $510,110,526)	500,000	500,000

RBC Capital Markets LLC

1.940% (dated 08/31/18, due 09/04/18, repurchase price $200,043,111, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 2.500% to 5.500%, due 01/01/29 to 08/01/48, total value $204,043,974) (D)	200,000	200,000

1.930% (dated 08/31/18, due 09/04/18, repurchase price $125,026,806, collateralized by U.S. Treasury Inflation Adjusted Notes and U.S. Treasury Notes, 0.125% to 2.875%, due 04/15/20 to 05/15/28, total value $127,527,430) (D)	125,000	125,000

1.920% (dated 08/31/18, due 09/07/18, repurchase price $100,037,333, collateralized by U.S. Treasury Bond, U.S. Treasury Inflation Adjusted Note and U.S. Treasury Notes, 0.125% to 2.875%, due 04/15/19 to 02/15/45, total value $102,038,154) (D)	100,000	100,000

Toronto Dominion Securities LLC

1.960% (dated 08/31/18, due 09/04/18, repurchase price $205,044,644, collateralized by Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 3.500% to 4.000%, due 01/01/44 to 08/20/48, total value $209,100,001) (E)	205,000	205,000

See Notes to Schedules of Investments.

	Par (000)	Fair Value (000)

1.950% (dated 08/28/18, due 09/04/18, repurchase price $100,037,917, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 4.000% to 4.500%, due 03/01/47 to 05/01/47, total value $102,000,000) (E)	$100,000	$100,000
Total Repurchase Agreements
(Cost $3,255,000)		3,255,000

TOTAL INVESTMENTS — 100.0%
(Cost $10,712,351)		10,712,351
Other Assets in Excess of Liabilities — 0.0%		3,251
TOTAL NET ASSETS — 100.0%		$10,715,602

†	The rate shown is the effective yield at purchase date.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.
(B)	As of August 31, 2018, the total value of Goldman Sachs & Co. Repurchase Agreements is $875,000 (000) (collateral value of $892,500 (000)).
(C)	As of August 31, 2018, the total value of HSBC Securities USA Repurchase Agreements is $825,000 (000) (collateral value of $841,500 (000)).
(D)	As of August 31, 2018, the total value of RBC Capital Markets LLC Repurchase Agreements is $425,000 (000) (collateral value of $ 433,610 (000)).
(E)	As of August 31, 2018, the total value of Toronto Dominion Securities LLC Repurchase Agreements is $305,000 (000) (collateral value of $311,100 (000)).

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)

Assets:

Money Market Funds	$144,661	$–	$–	$144,661

Repurchase Agreements	–	3,255,000	–	3,255,000

U.S. Government Agency Obligations	–	5,733,756	–	5,733,756

U.S. Treasury Obligations	–	1,578,934	–	1,578,934

Total Assets - Investments in Securities	$144,661	$10,567,690	$–	$10,712,351

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P N C  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Bills† — 77.8%
1.884%, 09/06/18	$150,000	$149,984
1.905%, 09/13/18	150,000	149,929
1.900%, 09/20/18	155,000	154,869
1.885%, 09/27/18	105,000	104,873
1.940%, 10/04/18	50,000	49,919
1.929%, 10/11/18	55,000	54,892
1.970%, 10/18/18	40,000	39,904
1.980%, 10/25/18	36,000	35,900
1.996%, 11/01/18	55,000	54,824
2.020%, 11/08/18	62,000	61,776
2.038%, 11/15/18	45,000	44,819
2.082%, 11/23/18	61,000	60,721
2.075%, 11/29/18	50,000	49,754
2.055%, 12/06/18	10,000	9,947
2.060%, 12/13/18	10,000	9,944
2.060%, 12/20/18	15,000	14,909
2.100%, 12/27/18	10,000	9,934
2.190%, 01/10/19	15,000	14,887
2.130%, 01/17/19	10,000	9,921
2.180%, 01/31/19	10,000	9,911
2.200%, 02/07/19	15,000	14,859
2.200%, 02/14/19	7,000	6,931
2.200%, 02/21/19	7,000	6,928
2.240%, 02/28/19	10,000	9,891

		1,130,226
U.S. Treasury Notes — 21.8%
2.261% (USBMMY3M+0.170%), 10/31/18 (FRN)	83,000	83,025
2.231% (USBMMY3M+0.140%), 01/31/19 (FRN)	33,000	33,019
2.161% (USBMMY3M+0.070%), 04/30/19 (FRN)	55,000	55,025
2.139% (USBMMY3M+0.048%), 10/31/19 (FRN)	70,000	70,046
2.091% (USBMMY3M+0.000%), 01/31/20 (FRN)	75,000	74,998

		316,113

Total U.S. Treasury Obligations
(Cost $1,446,339)		1,446,339

	Number of Shares	Fair Value (000)
MONEY MARKET FUND — 2.3%
Dreyfus Treasury Securities Cash Management Institutional Shares, 1.810% (A)	33,354,518	$33,355
Total Money Market Fund
(Cost $33,355)		33,355
TOTAL INVESTMENTS — 101.9%
(Cost $1,479,694)		1,479,694
Liabilities in Excess of Other Assets — (1.9)%		(27,817)
TOTAL NET ASSETS — 100.0%		$1,451,877

†	The rate shown is the effective yield at purchase date.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Money Market Fund	$33,355	$–	$–	$33,355

U.S. Treasury Obligations	–	1,446,339	–	1,446,339

Total Assets - Investments in Securities	$33,355	$1,446,339	$–	$1,479,694

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

P N C  T r e a s u r y  P l u s  M o n e y  M a r k e t  F u n d

S C H E D U L E    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Par (000)	Fair Value (000)
U.S. TREASURY OBLIGATIONS — 43.0%
U.S. Treasury Bills† — 21.3%
1.905%, 09/13/18	$10,000	$9,995
1.900%, 09/20/18	13,000	12,989
1.885%, 09/27/18	10,000	9,988
1.940%, 10/04/18	5,000	4,992
1.980%, 10/25/18	1,500	1,496
2.020%, 11/08/18	3,000	2,989
2.038%, 11/15/18	13,000	12,947
2.082%, 11/23/18	9,000	8,959
2.075%, 11/29/18	10,000	9,951
2.055%, 12/06/18	10,000	9,948
2.060%, 12/20/18	8,000	7,951
2.110%, 01/03/19	5,000	4,965
2.190%, 01/10/19	5,000	4,963
2.150%, 01/24/19	5,000	4,958
2.180%, 01/31/19	10,000	9,911
2.240%, 02/28/19	4,000	3,956

		120,958

U.S. Treasury Notes — 21.7%
2.261% (USBMMY3M+0.170%), 10/31/18 (FRN)	3,000	3,001
2.231% (USBMMY3M+0.140%), 01/31/19 (FRN)	24,000	24,015
1.375%, 02/28/19	5,000	4,979
2.161% (USBMMY3M+0.070%), 04/30/19 (FRN)	39,000	39,017
2.139% (USBMMY3M+0.048%), 10/31/19 (FRN)	27,000	27,020
2.091% (USBMMY3M+0.000%), 01/31/20 (FRN)	25,000	24,999

		123,031

Total U.S. Treasury Obligations
(Cost $243,989)		243,989

	Number of Shares
MONEY MARKET FUND — 0.5%
Invesco Treasury Portfolio, Institutional Class 1.850% (A)	3,201,484	3,201

Total Money Market Fund
(Cost $3,201)		3,201

	Par (000)	Fair Value (000)
REPURCHASE AGREEMENTS — 58.1%

Goldman Sachs & Co.

1.950% (dated 08/31/18, due 09/04/18, repurchase price $70,015,167, collateralized by U.S. Treasury Bond, 8.000%, due 11/15/21, total value $71,400,047)	$70,000	$70,000

HSBC Securities USA

1.930% (dated 08/31/18, due 09/04/18, repurchase price $100,021,444, collateralized by U.S. Treasury Bond, 2.750%, due 08/15/47, total value $102,000,039)	100,000	100,000

RBC Capital Markets LLC

1.930% (dated 08/31/18, due 09/04/18, repurchase price $50,010,722, collateralized by U.S. Treasury Inflation Adjusted Notes and U.S. Treasury Notes, 0.125% to 2.875%, due 04/15/20 to 05/15/28, total value $51,011,010)	50,000	50,000

Toronto Dominion Securities LLC

1.940% (dated 08/31/18, due 09/04/18, repurchase price $110,023,711, collateralized by U.S. Treasury Notes, 2.125% to 3.625%, due 02/15/20 to 05/15/27, total value $112,200,059)	110,000	110,000

Total Repurchase Agreements
(Cost $330,000)		330,000

TOTAL INVESTMENTS — 101.6%
(Cost $577,190)		577,190

Liabilities in Excess of Other Assets — (1.6)%		(9,316)

TOTAL NET ASSETS — 100.0%		$567,874

†	The rate shown is the effective yield at purchase date.
(A)	The rate quoted is the annualized seven-day effective yield of the Fund at August 31, 2018.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2018 is as follows (See Note 2 in Notes to Schedule of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Fair Value (000)
Assets:

Money Market Fund	$3,201	$–	$–	$3,201

Repurchase Agreements	–	330,000	–	330,000

U.S. Treasury Obligations	–	243,989	–	243,989

Total Assets - Investments in Securities	$3,201	$573,989	$–	$577,190

There were no transfers between Levels during the three-month period ended August 31, 2018.

See Notes to Schedules of Investments.

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A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. As of August 31, 2018, the Trust offered for sale shares of 22 Funds (each referred to as a “Fund,” or collectively as the “Funds”).

As of August 31, 2018, the Trust offered four categories of Funds:

Equity Funds

PNC Balanced Allocation Fund, PNC Emerging Markets Equity Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Multi-Factor All Cap Fund, PNC Multi-Factor Large Cap Growth Fund, PNC Multi-Factor Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund and PNC Small Cap Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Treasury Plus Money Market Fund.

2. Significant Accounting Policies

The preparation of Schedules of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments. Actual results could differ from those estimates. Each Fund is considered an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services -Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

Securities Valuation

Process and Structure

The Board of Trustees (the “Board”) has adopted methods for valuing securities and other assets, including in circumstances in which market quotations are not readily available, and has delegated authority to PNC Capital Advisors, LLC (“the Adviser”) to apply those methods in making fair value determinations when market quotations are not readily available, subject to Board oversight. Summary information regarding methods used to value certain asset classes appears below under the heading “Valuation Measurements.” The Adviser has appointed its Pricing Committee to perform the valuation functions in accordance with the Trust’s Portfolio Security Pricing and Fair Valuation Policy and Pricing Committee Procedures (the “Procedures”). The Pricing Committee regularly reviews all fair value decisions, including descriptions of methodologies used to determine fair value and a report comparing subsequent actual prices with the prices determined using the Procedures. The Pricing Committee also regularly reviews pricing vendor information, market data and evaluates results of certain reviews in accordance with Rule 2a-7 under the 1940 Act (“Rule 2a-7”) on a quarterly basis. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews.

The investments of the Money Market Funds, other than investments in other money market funds and repurchase agreements, are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments using available market quotations, or value pursuant to methods approved by the Board. No such investments held on August 31, 2018 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day.

Hierarchy of Fair Value Inputs

The Trust utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

● Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
● Level 2 —

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

● Level 3 —

Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Each Fund recognizes transfers into and out of Levels, if any, at the end of the reporting period. Certain foreign equity securities are fair value adjusted through an independent pricing service (“Service”) approved by the Board, which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities. The valuation hierarchy of each Fund’s securities as of August 31, 2018 can be found at the end of each Fund’s Schedule of Investments.

Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of trading) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in total net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock, including exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”) and other open-end investment companies). Securities traded on a national securities exchange (or reported on the NASDAQ National Market System), and for which market quotations are readily available, are valued at the last quoted sales price on the exchange or market on which they principally trade (or such other exchange or market as selected by the Pricing Committee if quotations from the security’s principal exchange or market are

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not reliable indications of market value), as of the time the Funds calculate their NAVs. Securities quoted on the NASDAQ National Market System are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there are no transactions, are typically valued at the mean between the most recent bid and asked prices. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s NAV is not calculated. In such cases, the NAV of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, ETFs, and the movement of the certain indices of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2. Investments in mutual funds (affiliated or non-affiliated) are valued at their respective NAV as determined by those funds each business day.

Debt securities (asset-backed securities, corporate bonds, municipal bonds, U.S. government securities, U.S. agency securities). Debt securities are typically valued based on evaluations provided by a Service. When quoted bid prices for portfolio debt securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities, as well as other investments, may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

Forward currency contracts are valued based upon closing foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the day of valuation.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds may invest may include actively managed ETFs as well as ETFs that generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its NAV per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The NAV per share of an ETF is calculated at the end of each business day and fluctuates with changes in the fair market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in fair market value. The trading prices of an ETF’s shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency fair values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the fair market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Repurchase Agreements

Each Fund, with the exception of PNC Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at fair market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of

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a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the fair market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which may be designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at period end, if applicable, is included in the respective Fund’s Schedule of Investments. As of August 31, 2018, there were no open forward currency contracts.

Futures Contracts

Certain Funds may invest in futures contracts on among other things, stocks, stock indices, financial instruments (such as a U.S. government security or other fixed income security), interest rates, currencies, or inflation indices and in options on futures contracts. A futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a financial instrument or money at a specified time and price. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly PNC International Equity Fund, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures may be used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts open as of August 31, 2018 are included in the respective Fund’s Schedule of Investments. As of August 31, 2018, there were no open futures contracts.

3. Affiliated Investments

The common stock of The PNC Financial Services Group, Inc., an affiliate of the Adviser, adviser to the Trust, is included in the S&P 500® Index. Also included in the S&P 500® Index is BlackRock, Inc., a company in which PNC Financial Services Group, Inc. owns a minority interest. iShares securities may be deemed to be affiliated investments through the Adviser’s affiliation with BlackRock, Inc.

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds (“PNC Affiliated Money Market Funds”), or BlackRock Funds and other investment companies that could be deemed to be affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a Fund with respect to a Fund’s short-term reserves swept into any PNC Affiliated Money Market Funds. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in PNC Affiliated Money Market Funds, and the waiver may be terminated at any time without prior notice.

The fair value at May 31, 2018 and August 31, 2018, and the purchases, sales proceeds, distributions, change in unrealized appreciation (depreciation) and realized gain (loss) on affiliated investments for the three-month period ended August 31, 2018 are shown in the following table.

	Fair Value of Affiliated Investments at 05/31/18 (000)	Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments Sold (000)	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments (000)	Fair Value of Affiliated Investments at 08/31/18 (000)	Number of Shares at 08/31/18	Income Distributions from Affiliated Investments (000)		Capital Gain Distributions from Affiliated Investments (000)

Balanced Allocation Fund

AFFILIATED MONEY MARKET FUND – 1.9%*
PNC Government Money Market Fund, Class I Shares	$1,135	$861	$1,644	$–	$–	$352	351,576	$2		$–

EXCHANGE-TRADED FUND – 7.8%*
iShares MSCI EAFE Value ETF	1,663	–	151	(11)	(68)	1,433	28,153	44		–

MUTUAL FUND – 8.8%*
PNC International Growth Fund, Class I Shares	1,597	–	–	–	21	1,618	107,958	–		–
	$4,395	$861	$1,795	$(11)	$(47)	$3,403	487,687	$46		$–

Emerging Markets Equity Fund

AFFILIATED MONEY MARKET FUND – 4.7%*
PNC Government Money Market Fund, Class I Shares	$1,099	$590	$1,104	$–	$–	$585	584,526	$3		$–

International Equity Fund

AFFILIATED MONEY MARKET FUND – 6.4%*
PNC Government Money Market Fund, Class I Shares	$76,624	$170,517	$151,387	$–	$–	$95,754	95,753,748	$292		$–

International Growth Fund

AFFILIATED MONEY MARKET FUND – 4.6%*
PNC Government Money Market Fund, Class I Shares	$190	$539	$435	$–	$–	$294	293,788	$1		$–

Multi-Factor All Cap Fund

AFFILIATED MONEY MARKET FUND – 0.6%*
PNC Government Money Market Fund, Class I Shares	$62	$321	$330	$–	$–	$53	53,452	$–	**	$–

EXCHANGE-TRADED FUND – 0.0%*
iShares Russell 3000 ETF	101	–	104	4	(1)	–	–	–	**	–
	$163	$321	$434	$4	$(1)	$53	53,452	$–		$–

Multi-Factor Large Cap Growth Fund

AFFILIATED MONEY MARKET FUND – 3.3%*
PNC Government Money Market Fund, Class I Shares	$2,131	$2,904	$1,376	$–	$–	$3,659	3,659,605	$8		$–

EXCHANGE-TRADED FUND – 1.0%*
iShares Russell 1000 Growth ETF	1,037	–	–	–	95	1,132	7,278	3		–
	$3,168	$2,904	$1,376	$–	$95	$4,791	3,666,883	$11		$–

P N C  F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

	Fair Value of Affiliated Investments at 05/31/18 (000)	Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments Sold (000)	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments (000)	Fair Value of Affiliated Investments at 08/31/18 (000)	Number of Shares at 08/31/18	Income Distributions from Affiliated Investments (000)	Capital Gain Distributions from Affiliated Investments (000)
Multi-Factor Large Cap Value Fund

AFFILIATED MONEY MARKET FUND – 2.4%*
PNC Government Money Market Fund, Class I Shares	$4,427	$4,172	$5,784	$–	$–	$2,815	2,815,015	$7	$–

EXCHANGE-TRADED FUND – 1.0%*
iShares Russell 1000 Value ETF	1,104	1,155	1,157	34	27	1,163	9,145	7	–
	$5,531	$5,327	$6,941	$34	$27	$3,978	2,824,160	$14	$–

Multi-Factor Small Cap Core Fund

AFFILIATED MONEY MARKET FUND – 5.4%*
PNC Government Money Market Fund, Class I Shares	$28,485	$42,179	$41,403	$–	$–	$29,261	29,260,480	$22	$–

Multi-Factor Small Cap Growth Fund

AFFILIATED MONEY MARKET FUND – 3.4%*
PNC Government Money Market Fund, Class I Shares	$7,848	$11,193	$13,069	$–	$–	$5,972	5,971,829	$7	$–

Multi-Factor Small Cap Value Fund

AFFILIATED MONEY MARKET FUND – 5.6%*
PNC Government Money Market Fund, Class I Shares	$1,986	$762	$1,219	$–	$–	$1,529	1,529,478	$1	$–

Small Cap Fund

AFFILIATED MONEY MARKET FUND – 3.7%*
PNC Government Money Market Fund, Class I Shares	$32,294	$26,668	$36,841	$–	$–	$22,121	22,121,157	$54	$–

Bond Fund

AFFILIATED MONEY MARKET FUND – 0.9%*
PNC Government Money Market Fund, Class I Shares	$62	$1,028	$922	$–	$–	$168	168,356	$1	$–

Government Mortgage Fund

AFFILIATED MONEY MARKET FUND – 2.6%*
PNC Government Money Market Fund, Class I Shares	$273	$1,056	$927	$–	$–	$402	401,770	$1	$–

Intermediate Bond Fund

AFFILIATED MONEY MARKET FUND – 1.6%*
PNC Government Money Market Fund, Class I Shares	$1,174	$14,226	$13,240	$–	$–	$2,160	2,159,543	$4	$–
Limited Maturity Bond Fund

AFFILIATED MONEY MARKET FUND – 1.3%*
PNC Government Money Market Fund, Class I Shares	$3,262	$8,414	$9,430	$–	$–	$2,246	2,245,702	$12	$–

Total Return Advantage Fund

AFFILIATED MONEY MARKET FUND – 1.2%*
PNC Government Money Market Fund, Class I Shares	$1,180	$6,909	$6,530	$–	$–	$1,559	1,559,438	$7	$–

	Fair Value of Affiliated Investments at 05/31/18 (000)	Purchases (000)	Sales Proceeds (000)	Net Realized Gain (Loss) on Affiliated Investments Sold (000)	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments (000)	Fair Value of Affiliated Investments at 08/31/18 (000)	Number of Shares at 08/31/18	Income Distributions from Affiliated Investments (000)	Capital Gain Distributions from Affiliated Investments (000)
Ultra Short Bond Fund
AFFILIATED MONEY MARKET FUND – 3.1%*
PNC Government Money Market Fund, Class I Shares	$4,082	$76,242	$69,792	$–	$–	$10,532	10,532,388	$30	$–

*As a percentage of Total Net Assets.

**Amount represents less than $500.

4. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Credit/Counterparty Risk. The values of debt securities and other investments involving an obligation, such as derivative investments or repurchase obligations, may be affected by the ability of the issuer or the respective counterparties to make principal and interest payments or otherwise meet payment obligations to the Fund. If an issuer or counterparty cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Certain obligations issued by U.S. government agencies, authorities, instrumentalities, or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. Counterparty risk may be a greater risk for swaps and other over-the-counter derivatives than it is for exchange-traded derivatives.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Furthermore, some countries in which certain of the Equity Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of securities by foreign investors.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates. Interest rate risk may be heightened when interest rates are below or significantly below historical averages. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. Recent and potential future changes in government policy may affect interest rates.

Management and Operational Risk. An investment in a Fund is subject to management risk because each Fund is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, the Fund’s counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund’s NAV or processing redemptions.

P N C  F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

A u g u s t  3 1 ,  2 0 1 8    ( U n a u d i t e d )

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In response to governmental actions or intervention, political, economic, or market developments, or other external factors, markets may experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Each Fund (other than the Money Market Funds) may invest up to 15% of its total net assets in illiquid securities. Each Money Market Fund may invest up to 5% of its total net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which a Fund has valued the securities. Liquid investments made by the Funds may become illiquid after their purchase by the Funds, potentially rapidly and unexpectedly. The Adviser’s determination that an investment should be treated as liquid for purposes of this policy provides no assurance that the investment will not become illiquid at a later time or that the investment will be sold at or near the price at which the Fund has valued the investment. Restricted securities, including securities acquired under the provisions of Rule 144A, are a type of security that may only be resold to certain eligible qualified buyers and may be considered illiquid. Any such security acquired under the provisions of Rule 144A will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Municipal Securities Risk. PNC Intermediate Tax Exempt Bond follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Tax Exempt Bond Funds.

5. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the Schedules of Investments.

On August 28, 2018, the Board approved the plans of liquidation for PNC Bond Fund, PNC Government Mortgage Fund and PNC Limited Maturity Bond Fund. The liquidations occurred at the close of business on October 19, 2018.

On August 28, 2018, the Board approved the plan of reorganization (the “Reorganization”) of PNC Intermediate Bond Fund into PNC Total Return Advantage Fund. In addition to approval by the Board, the Reorganization is subject to a number of conditions, including approval by a vote of PNC Intermediate Bond Fund’s shareholders. If shareholders approve the Reorganization and other closing conditions are met, the Reorganization is anticipated to close in the fourth quarter of 2018.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President (principal executive officer)

Date	10/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President (principal executive officer)

Date	10/25/2018

By (Signature and Title)*	/s/ Michele Nahrstedt
Michele Nahrstedt, Treasurer (principal financial officer)

Date	10/25/2018

*	Print the name and title of each signing officer under his or her signature.